Document and Entity Information Document (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	AETNA INC /PA/
Entity Central Index Key	0001122304
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		350,400,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 16.4

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue:
Health care premiums	$ 27,189.2		$ 27,610.6		$ 28,243.8
Other premiums	1,775.8		1,822.1		1,892.4
Fees and other revenue	3,716.1	[1]	3,529.5	[1]	3,536.5	[1]
Net investment income	930.8		1,056.3		1,036.4
Net realized capital gains	167.9		227.5		55
Total revenue	33,779.8		34,246		34,764.1
Benefits and expenses:
Health care costs	21,653.5	[2]	22,719.6	[2]	24,061.2	[2]
Current and future benefits	1,876.5		2,013.4		2,078.1
Operating expenses:
Selling expenses	1,104.8		1,226.6		1,251.9
General and administrative expenses	5,699.6	[3],[4],[5]	5,292.4	[3],[4],[5]	5,131.1	[3],[4],[5]
Total operating expenses	6,804.4		6,519		6,383
Interest expense	246.9		254.6		243.4
Amortization of other acquired intangible assets	120.7		95.2		97.2
Total benefits and expenses	30,702		31,601.8		32,862.9
Income before income taxes	3,077.8		2,644.2		1,901.2
Income taxes	1,092.1		877.4		624.7
Net income	$ 1,985.7		$ 1,766.8		$ 1,276.5
Earnings per common share:
Basic	$ 5.33		$ 4.25		$ 2.89
Diluted	$ 5.22		$ 4.18		$ 2.84

[1]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $63 million, $83 million and $81 million (net of pharmaceutical and processing costs of $1.3 billion, $1.4 billion and $1.6 billion) for 2011, 2010 and 2009 respectively.
[2]	Health care costs have been reduced by Insured member co-payments related to our mail order and specialty pharmacy operations of $130 million, $148 million and $122 million for
[3]	Includes a one-time pretax charge of $137.0 million in 2011 related to the voluntary early retirement program that we announced in July 2011.
[4]	In 2010 and 2009, we recorded severance and facilities charges of $47.4 million and $93.7 million, respectively.
[5]	Includes the following for 2010: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million. Includes the following for 2009: litigation-related insurance proceeds of $38.2 million.

Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operation, which are included in fees and other revenue.	$ 63	$ 83	$ 81
Pharmaceutical and processing costs of our mail order and specialty pharmacy operations related to administrative services contracts.	1,300	1,400	1,600
Insured member co-payments related to our mail order and specialty pharmacy operations, which are a reduction of health care costs.	$ 130	$ 148	$ 122

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 679.7		$ 1,867.6
Investments	2,211.8		2,169.7
Premiums receivable, net	761.4		661.9
Other receivables, net	701.5		692.6
Accrued investment income	195.8		203.4
Collateral received under securities loan agreements			210.6
Income taxes receivable	161.9		210.1
Deferred income taxes	387.2		327
Other current assets	790.7		651.3
Total current assets	5,890		6,994.2
Long-term investments	18,083.2		17,546.3
Reinsurance recoverables	921.7		960.1
Goodwill	6,203.9	[1]	5,146.4	[1]
Other acquired intangible assets, net	958.6		495.5
Property and equipment, net	556.9		529.3
Deferred income taxes			29.9
Other long-term assets	760.6		742.4
Separate Accounts assets	5,218.2		5,295.3
Total assets	38,593.1		37,739.4
Current liabilities:
Health care costs payable	2,675.5		2,630.9
Future policy benefits	668		728.4
Unpaid claims	581.2		593.3
Unearned premiums	369.7		318.7
Policyholders' funds	1,281.6		918.1
Collateral payable under securities loan agreements			210.8
Short-term debt	425.9
Current portion of long-term debt			899.9
Accrued expenses and other current liabilities	2,520.3		2,436.8
Total current liabilities	8,522.2		8,736.9
Future policy benefits	6,092.8		6,276.4
Unpaid claims	1,505.8		1,514.3
Policyholders' funds	1,351.6		1,316.6
Long-term debt, less current portion	3,977.7		3,482.6
Deferred income taxes	208.8
Other long-term liabilities	1,595.8		1,226.5
Separate Accounts liabilities	5,218.2		5,295.3
Total liabilities	28,472.9		27,848.6
Commitments and contingencies (Note 18)
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011; 2.7 billion shares authorized and 384.4 million shares issued and outstanding in 2010) and additional paid-in capital	962.8		651.5
Retained earnings	10,346.6		10,401.9
Accumulated other comprehensive loss	(1,189.2)		(1,162.6)
Total shareholders' equity	10,120.2		9,890.8
Total liabilities and shareholders' equity	$ 38,593.1		$ 37,739.4

[1]	At December 31, 2011 and 2010, approximately $104 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,600,000,000	2,700,000,000
Common stock, shares issued	349,700,000	384,400,000
Common stock, shares outstanding	349,700,000	384,400,000

Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Comprehensive Income [Member] USD ($)
Balance at beginning of period at Dec. 31, 2008	$ 8,186.4		$ 351.2	$ 9,716.5	$ (1,881.3)
Balance at beginning of period (in shares) at Dec. 31, 2008		456,300,000
Stockholders' Equity [Roll Forward]
Cumulative effect of adopting new accounting standard				53.7	(53.7)
Comprehensive income:
Net income	1,276.5			1,276.5		1,276.5
Other comprehensive income (loss) (Note 9):
Net unrealized gains on securities	619				619
Net foreign currency and derivative gains (losses)	34				34
Pension and OPEB plans	59				59
Other comprehensive (loss) income	712				712	712
Total comprehensive income						1,988.5
Common shares issued for benefit plans, including tax benefits	119.2		119.2
Common shares issued for benefit plans, including tax benefits (in shares)		3,400,000
Repurchases of common shares	(773)		(0.3)	(772.7)
Repurchases of common shares (in shares)	(28,900,000)	(28,900,000)
Dividends declared	(17.3)			(17.3)
Balance at end of period at Dec. 31, 2009	9,503.8		470.1	10,256.7	(1,223)
Balance at end of period (in shares) at Dec. 31, 2009		430,800,000
Comprehensive income:
Net income	1,766.8			1,766.8		1,766.8
Other comprehensive income (loss) (Note 9):
Net unrealized gains on securities	114.3				114.3
Net foreign currency and derivative gains (losses)	(52.6)				(52.6)
Pension and OPEB plans	(1.3)				(1.3)
Other comprehensive (loss) income	60.4				60.4	60.4
Total comprehensive income						1,827.2
Common shares issued for benefit plans, including tax benefits	181.9		181.9
Common shares issued for benefit plans, including tax benefits (in shares)		6,000,000
Repurchases of common shares	(1,606)		(0.5)	(1,605.5)
Repurchases of common shares (in shares)	(52,400,000)	(52,400,000)
Dividends declared	(16.1)			(16.1)
Balance at end of period at Dec. 31, 2010	9,890.8		651.5	10,401.9	(1,162.6)
Balance at end of period (in shares) at Dec. 31, 2010	384,400,000	384,400,000
Comprehensive income:
Net income	1,985.7			1,985.7		1,985.7
Other comprehensive income (loss) (Note 9):
Net unrealized gains on securities	203.1				203.1
Net foreign currency and derivative gains (losses)	(6.4)				(6.4)
Pension and OPEB plans	(223.3)				(223.3)
Other comprehensive (loss) income	(26.6)				(26.6)	(26.6)
Total comprehensive income						1,959.1
Common shares issued for benefit plans, including tax benefits	311.7		311.7
Common shares issued for benefit plans, including tax benefits (in shares)		10,400,000
Repurchases of common shares	(1,813)		(0.4)	(1,812.6)
Repurchases of common shares (in shares)	(45,100,000)	(45,100,000)
Dividends declared	(228.4)			(228.4)
Balance at end of period at Dec. 31, 2011	$ 10,120.2		$ 962.8	$ 10,346.6	$ (1,189.2)
Balance at end of period (in shares) at Dec. 31, 2011	349,700,000	349,700,000

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,985.7	$ 1,766.8	$ 1,276.5
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital gains	(167.9)	(227.5)	(55)
Depreciation and amortization	447.2	444.4	416
Equity in earnings (losses) of affiliates, net	1.4	(33.1)	(15.7)
Stock-based compensation expense	141.4	110.4	90.7
Amortization (accretion) of net investment premium (discount)	1.9	(28.9)	(67)
Changes in assets and liabilities:
Accrued investment income	6.7	5.8	(15.6)
Premiums due and other receivables	16.4	(38.6)	(53.7)
Income taxes	154.9	182.8	(14.4)
Other assets and other liabilities	21.5	(309.3)	570.4
Health care and insurance liabilities	(103)	(458.6)	357.6
Other, net	1.6	(2.1)	(1.5)
Net cash provided by operating activities	2,507.8	1,412.1	2,488.3
Cash flows from investing activities:
Proceeds from sales and maturities of investments	10,045.6	11,966.7	10,029.6
Cost of investments	(9,998.1)	(11,043.4)	(11,592.2)
Additions to property, equipment and software	(372)	(288.7)	(362)
Cash used for acquisition, net of cash acquired	(1,555.7)	(0.1)	(75.1)
Net cash provided by investing activities	(1,880.2)	634.5	(1,999.7)
Cash flows from financing activities:
Net repayment of long-term debt	(900)
Net issuance of long-term debt	480.1	697.8
Net issuance (repayment) of short-term debt	425.9	(480.8)	266.1
Deposits and interest credited for investment contracts	5.6	8	7.1
Withdrawals of investment contracts	(8.9)	(9.5)	(9)
Common shares issued under benefit plans	125.5	43.2	14.8
Stock-based compensation tax benefits	38.5	22.5	5.1
Common shares repurchased	(1,813)	(1,606)	(773)
Dividends paid to shareholders	(167.2)	(16.1)	(17.3)
Collateral on interest rate swaps	(2)	(41.7)	41.7
Net cash used for financing activities	(1,815.5)	(1,382.6)	(464.5)
Net (decrease) increase in cash and cash equivalents	(1,187.9)	664	24.1
Cash and cash equivalents, beginning of period	1,867.6	1,203.6	1,179.5
Cash and cash equivalents, end of period	$ 679.7	$ 1,867.6	$ 1,203.6

Organization	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1.	Organization

We conduct our operations in three business segments:

•
Health Care consists of medical, pharmacy benefit management services, dental, behavioral health and vision plans offered on both an Insured basis (where we assume all or a majority of the risk for medical and dental care costs) and an employer-funded basis (where the plan sponsor under an administrative services contract (“ASC”) assumes all or a majority of this risk). Medical products include point-of-service (“POS”), preferred provider organization (“PPO”), health maintenance organization (“HMO”) and indemnity benefit plans. Medical products also include health savings accounts ("HSAs") and Aetna HealthFund®, consumer-directed health plans that combine traditional POS or PPO and/or dental coverage, subject to a deductible, with an accumulating benefit account (which may be funded by the plan sponsor and/or the member in the case of HSAs). We also offer Medicare and Medicaid products and services and specialty products, such as health information technology services, medical management and data analytics services, medical stop loss insurance, and products that provide access to our provider network in select markets.

•
Group Insurance primarily includes group life insurance products offered on an Insured basis, including basic and supplemental group term life, group universal life, supplemental or voluntary programs and accidental death and dismemberment coverage. Group Insurance also includes (i) group disability products offered to employers on both an Insured and an ASC basis which consist primarily of short-term and long-term disability insurance (and products which combine both), (ii) absence management services offered to employers, which include short-term and long-term disability administration and leave management, and (iii) long-term care products that were offered primarily on an Insured basis, which provide benefits covering the cost of care in private home settings, adult day care, assisted living or nursing facilities. We no longer solicit or accept new long-term care customers.

•
Large Case Pensions manages a variety of retirement products (including pension and annuity products) primarily for tax qualified pension plans. These products provide a variety of funding and benefit payment distribution options and other services. Large Case Pensions also includes certain discontinued products (refer to Note 20 beginning on page 110 for additional information).

Our three business segments are distinct businesses that offer different products and services. Our Chief Executive Officer evaluates financial performance and makes resource allocation decisions at these segment levels. The accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 2, below. We evaluate the performance of these business segments based on operating earnings (net income or loss, excluding net realized capital gains or losses and other items, if any) (refer to Note 19 beginning on page 108 for segment financial information).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally-accepted accounting principles (“GAAP”) and include the accounts of Aetna and the subsidiaries that we control. All significant intercompany balances have been eliminated in consolidation. The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there were no other items to disclose.

New Accounting Standards
Recognition and Presentation of Other-Than-Temporary Impairments
Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments (“OTTI”) of debt securities. This guidance establishes new criteria for the recognition of OTTI on debt securities and also requires additional financial statement disclosure. Under this guidance an OTTI must be recognized if either a credit-related loss is deemed to have occurred or we have the intention to sell a security that is in an unrealized loss position. Refer to Notes 8 and 9 beginning on pages 78 and 84, respectively, for additional information.

Upon adoption of this new guidance, we evaluated securities held at April 1, 2009 for which a previous OTTI was recognized, and identified those securities that we did not intend to sell. As a result of this analysis, we recorded a $54 million ($83 million pretax) cumulative effect adjustment that increased retained earnings and accumulated other comprehensive loss as of April 1, 2009.

Future Application of Accounting Standards
Testing Goodwill for Impairment
Effective January 1, 2012, we will adopt new accounting guidance for testing goodwill for impairment. Under this guidance, we will have the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of our Health Care or Group Insurance segment is less than its carrying value. If we determine that the fair value is likely greater than its carrying value, then no additional analysis is necessary, and the goodwill is not impaired. We do not expect the new guidance to have a material impact on our financial position or operating results.

Fees Paid to the Federal Government by Health Insurers
Beginning January 1, 2014, we will adopt new accounting guidance relating to the recognition and income statement reporting of any mandated fees to be paid to the federal government by health insurers. This guidance will apply primarily to new fees enacted in the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, "Health Care Reform"). We are evaluating the impact this guidance will have on our financial position or operating results.

Presentations of Comprehensive Income
Beginning January 1, 2012, we will adopt new presentation requirements for other comprehensive income in financial statements.  Under this new guidance, we will present comprehensive income as a separate statement immediately following the statement of income.  This change in presentation will not have an impact on our financial position or operating results.

Fair Value Measurements
Beginning January 1, 2012, we will adopt new guidance relating to fair value measurements.  This new guidance amends and clarifies certain existing fair value measurement principles and requires additional disclosures for all Level 3 assets, including a qualitative discussion about the sensitivity of Level 3 fair value measurements.  The new requirements are not expected to have a material impact on our financial position or operating results.

Reconsideration of Effective Control for Repurchase Agreements
Beginning January 1, 2012, we will adopt new guidance relating to repurchase agreements and other agreements that entitle and obligate a transferor to repurchase or redeem financial assets before maturity.  The guidance prescribes when an entity may recognize a sale upon the transfer of financial assets subject to repurchase agreements.  Since we treat these transactions as collateralized borrowings rather than sales, we do not expect the adoption of this accounting guidance to have a material impact on our financial position or operating results.

Deferred Acquisition Costs
Beginning January 1, 2012, we will adopt new guidance for costs associated with acquiring or renewing insurance contracts.  This guidance clarifies that such costs qualify for capitalization when directly related to the successful acquisition of new and renewed insurance contracts.  We do not expect the adoption of this accounting guidance to have a material impact on our financial position or operating results.

Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in these consolidated financial statements and notes. We consider the following accounting estimates critical in the preparation of the accompanying consolidated financial statements: health care costs payable, other insurance liabilities, recoverability of goodwill and other acquired intangible assets, measurement of defined benefit pension and other postretirement benefit plans, other-than-temporary impairment of debt securities and revenue recognition, and allowance for estimated terminations and uncollectable accounts. We use information available to us at the time estimates are made; however, these estimates could change materially if different information or assumptions were used. Additionally, these estimates may not ultimately reflect the actual amounts of the final transactions that occur.

Cash and Cash Equivalents
Cash and cash equivalents include cash on-hand and debt securities with an original maturity of three months or less when purchased. The carrying value of cash equivalents approximates fair value due to the short-term maturity of these investments.

Investments
Debt and Equity Securities
Debt and equity securities consist primarily of U.S. Treasury and agency securities, mortgage-backed securities, corporate and foreign bonds and other debt and equity securities. Debt securities are classified as either current or long-term investments based on their contractual maturities unless we intend to sell an investment within the next twelve months, in which case it is classified as current on our balance sheets. We have classified our debt and equity securities as available for sale and carry them at fair value. Refer to Note 10 beginning on page 85 for additional information on how we estimate the fair value of these investments. The cost for mortgage-backed and other asset-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. We regularly review our debt and equity securities to determine whether a decline in fair value below the carrying value is other-than-temporary. When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time. Beginning April 1, 2009, we recognize an impairment on debt securities when we intend to sell a security that is in an unrealized loss position or if we determine a credit-related loss has occurred. Prior to April 1, 2009, we would recognize an impairment if we did not have the intention and ability to hold the security until it recovered its value (refer to New Accounting Standards beginning on page 67 for additional information). We do not accrue interest on debt securities when management believes the collection of interest is unlikely.

We lend certain debt and equity securities from our investment portfolio to other institutions for short periods of time. Borrowers must post cash collateral in the amount of 102% to 105% of the fair value of the loaned security. The fair value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates. The collateral is retained and invested by a lending agent according to our guidelines to generate additional income for us.

Mortgage Loans
We carry the value of our mortgage loan investments on our balance sheets at the unpaid principal balance, net of impairment reserves. A mortgage loan may be impaired when it is a problem loan (i.e., more than 60 days delinquent, in bankruptcy or in process of foreclosure), a potential problem loan (i.e., high probability of default within 3 years) or a restructured loan. For impaired loans, a specific impairment reserve is established for the difference between the recorded investment in the loan and the estimated fair value of the collateral. We apply our loan impairment policy individually to all loans in our portfolio.

The quarterly impairment evaluation described above also considers characteristics and risk factors attributable to the aggregate portfolio.  We would establish an additional allowance for loan losses if it were probable that there would be a credit loss on a group of similar mortgage loans.  We consider the following characteristics and risk factors when evaluating if a credit loss is probable:  loan to value ratios, property type (e.g., office, retail, apartment, industrial), geographic location, vacancy rates and property condition. We determined that a credit loss was not probable and did not record any additional allowance for loan losses with respect to performing mortgage loans in 2011, 2010 or 2009.

We record full or partial charge-offs of loans at the time an event occurs affecting the legal status of the loan, typically at the time of foreclosure or upon a loan modification giving rise to forgiveness of debt. Interest income on an impaired loan is accrued to the extent we deem it collectable and the loan continues to perform under its original or restructured terms. Interest income on problem loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal. Mortgage loans with a maturity date or a committed prepayment date within twelve months are classified as current on our balance sheets.

Other Investments
Other investments consist primarily of alternative investments (which are comprised of private equity and hedge fund limited partnerships), investment real estate and derivatives. We typically do not have a controlling ownership in our alternative investments, and therefore we apply the equity method of accounting for these investments. We invest in real estate for the production of income. We carry the value of our investment real estate on our balance sheets at depreciated cost, including capital additions, net of write-downs for other-than-temporary declines in fair value. Depreciation is calculated using the straight-line method based on the estimated useful life of each asset. If any of our real estate investments is considered held-for-sale, we carry it at the lower of its carrying value or fair value less estimated selling costs. We generally estimate fair value using a discounted future cash flow analysis in conjunction with comparable sales information. At the time of the sale, we record the difference between the sales price and the carrying value as a realized capital gain or loss.

We make limited use of derivatives in order to manage interest rate, foreign exchange, price risk and credit exposure. The derivatives we use consist primarily of futures contracts, forward contracts, interest rate swaps, credit default swaps, warrants and put options. Derivatives are reflected at fair value on our balance sheets.

When we enter into a derivative contract, if certain criteria are met, we may designate it as one of the following: a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment; a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability; or a foreign currency fair value or cash flow hedge.

Net Investment Income and Realized Capital Gains and Losses
Net investment income on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in our operating results.

Experience-rated products are products in the Large Case Pensions business where the contract holder, not us, assumes investment and other risks, subject to, among other things, minimum guarantees provided by us. The effect of investment performance on experience-rated products is allocated to contract holders' accounts daily, based on the underlying investment's experience and, therefore, does not impact our operating results (as long as minimum guarantees are not triggered).

When we discontinued the sale of our fully-guaranteed Large Case Pensions products, we established a reserve for anticipated future losses from these discontinued products and segregated the related investments. Investment performance on this separate portfolio is ultimately credited/charged to the reserve and, generally, does not impact our operating results.

Net investment income supporting Large Case Pensions' experience-rated and discontinued products is included in net investment income in our statements of income and is credited to contract holders accounts or the reserve for anticipated future losses through a charge to current and future benefits.

Realized capital gains and losses on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in our operating results. Realized capital gains and losses are determined on a specific identification basis. We reflect purchases and sales of debt and equity securities and alternative investments on the trade date. We reflect purchases and sales of mortgage loans and investment real estate on the closing date.

Realized gains and losses on investments supporting Large Case Pensions' experience-rated and discontinued products are not included in realized gains and losses in our statements of income and instead are credited directly to contract holders' accounts, in the case of experience-rated products, or allocated to the reserve for anticipated future losses established at discontinuance, in the case of discontinued products. The contract holders' accounts are reflected in policyholders' funds, and the reserve for anticipated future losses is reflected in future policy benefits on our balance sheets.

Unrealized capital gains and losses on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in shareholders' equity, net of tax, as a component of accumulated other comprehensive loss.

Unrealized capital gains and losses on investments supporting Large Case Pensions' experience-rated products are credited directly to contract holders' accounts, which are reflected in policyholders' funds on our balance sheets. Net unrealized capital gains and losses on discontinued products are reflected in other long-term liabilities on our balance sheets.

Refer to Note 20 beginning on page 110 for additional information on our discontinued products.

Reinsurance
We utilize reinsurance agreements primarily to reduce our required statutory capital and to facilitate the acquisition or disposition of certain insurance contracts. Ceded reinsurance agreements permit us to recover a portion of our losses from reinsurers, although they do not discharge our primary liability as the direct insurer of the risks reinsured. Failure of reinsurers to indemnify us could result in losses; however, we do not expect charges for unrecoverable reinsurance to have a material effect on our operating results or financial position. We evaluate the financial position of our reinsurers and monitor concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of our reinsurers. At December 31, 2011, our reinsurance recoverables consisted primarily of amounts due from third parties that are rated consistent with companies that are considered to have the ability to meet their obligations.

In the normal course of business, we enter into agreements with other insurance companies under which we assume reinsurance, primarily related to our group life and health products (refer to Note 17 on page 103 for additional information). We do not transfer any portion of the financial risk associated with our HMO products to third parties, except in areas where we participate in state-mandated health insurance pools. We did not have material premiums ceded to or assumed from unrelated insurance companies in the three years ended December 31, 2011.

Goodwill
We evaluate goodwill for impairment (at the reporting unit level) annually, or more frequently if circumstances indicate a possible impairment, by comparing an estimate of the fair value of the applicable reporting unit to its carrying value, including goodwill. If the carrying value exceeds fair value, we compare the implied fair value of the applicable goodwill to its carrying amount to measure the amount of goodwill impairment, if any. Our reporting units with goodwill are our Health Care and Group Insurance segments. Impairments, if any, would be classified as an operating expense. There were no goodwill impairment losses recognized in any of the three years ended December 31, 2011, 2010 and 2009.

Our annual impairment tests were based on an evaluation of future discounted cash flows. These evaluations utilized the best information available to us at the time, including supportable assumptions and projections we believe are reasonable. Collectively, these evaluations were our best estimates of projected future cash flows. Our discounted cash flow evaluations used discount rates that correspond to a weighted-average cost of capital consistent with a market-participant view. The discount rates are consistent with those used for investment decisions and takes into account the specific and detailed operating plans and strategies of the Health Care and Group Insurance segments. Certain other key assumptions utilized, including changes in membership, revenue, health care costs, operating expenses and effective tax rates, are based on estimates consistent with those utilized in our annual planning process that we believe are reasonable. If we do not achieve our earnings objectives, the assumptions and estimates underlying these goodwill impairment evaluations could be adversely affected, and we may impair a portion of our goodwill, which would adversely affect our operating results in the period of impairment.

Property and Equipment and Other Acquired Intangible Assets
We report property and equipment and other acquired intangible assets at historical cost, net of accumulated depreciation or amortization. At December 31, 2011 and 2010, the historical cost of property and equipment was approximately $1.1 billion and $1.0 billion, respectively, and the related accumulated depreciation was approximately $507 million and $473 million, respectively. Refer to Note 7 beginning on page 77 for cost and accumulated amortization associated with other acquired intangibles. We calculate depreciation and amortization primarily using the straight-line method over the estimated useful lives of the respective assets ranging from two to forty years.

As part of the acquisition of Genworth Financial, Inc.'s ("Genworth") Medicare Supplement and related blocks of in-force business we recognized an asset for the valuation of business acquired ("VOBA"). VOBA represents the present value of the future profits embedded in the acquired businesses, and was determined by estimating the net present value of future cash flows from the contracts in force at the date of acquisition. VOBA is amortized in proportion to estimated premiums arising from the acquired contracts over their expected life.

We regularly evaluate whether events or changes in circumstances indicate that the carrying value of property and equipment or other acquired intangible assets may not be recoverable. If we determine that an asset may not be recoverable, we estimate the future undiscounted cash flows expected to result from future use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, we recognize an impairment loss for the amount by which the carrying value of the asset exceeds its fair value. There were no material impairment losses recognized in the three years ended December 31, 2011, 2010 and 2009.

Separate Accounts
Separate Account assets and liabilities in the Large Case Pensions business represent funds maintained to meet specific objectives of contract holders who bear the investment risk. These assets and liabilities are carried at fair value. Net investment income and net realized capital gains and losses accrue directly to such contract holders. The assets of each account are legally segregated and are not subject to claims arising from our other businesses. Deposits, withdrawals, net investment income and net realized and net unrealized capital gains and losses on Separate Account assets are not reflected in our statements of income or cash flows. Management fees charged to contract holders are included in fees and other revenue and recognized over the period earned.

Health Care and Other Insurance Liabilities
Health care costs payable
Health care costs payable consist principally of unpaid fee-for-service medical, dental and pharmacy claims, capitation costs and other amounts due to health care providers pursuant to risk-sharing arrangements related to Health Care's POS, PPO, HMO, Indemnity, Medicare and Medicaid products. Unpaid health care claims include our estimate of payments we will make on claims reported to us but not yet paid and for health care services rendered to members but not yet reported to us as of the balance sheet date (collectively, “IBNR”). Also included in these estimates is the cost of services that will continue to be rendered after the balance sheet date if we are obligated to pay for such services in accordance with contractual or regulatory requirements. Such estimates are developed using actuarial principles and assumptions which consider, among other things, historical and projected claim submission and processing patterns, assumed and historical medical cost trends, historical utilization of medical services, claim inventory levels, changes in membership and product mix, seasonality and other relevant factors. We reflect changes in these estimates in health care costs in our operating results in the period they are determined. Capitation costs represent contractual monthly fees paid to participating physicians and other medical providers for providing medical care, regardless of the medical services provided to the member. Approximately five percent of our health care costs related to capitated arrangements in each of the last three years. Amounts due under risk-sharing arrangements are based on the terms of the underlying contracts with the providers and consider claims experience under the contracts through the balance sheet date.

Future policy benefits
Future policy benefits consist primarily of reserves for limited payment pension and annuity contracts in the Large Case Pensions business and long-duration group life and long-term care insurance contracts in the Group Insurance business. Reserves for limited payment contracts are computed using actuarial principles that consider, among other things, assumptions reflecting anticipated mortality, retirement, expense and interest rate experience. Such assumptions generally vary by plan, year of issue and policy duration. Assumed interest rates on such contracts ranged from 2.0% to 11.3% in 2011 and from 1.8% to 11.3% in 2010. We periodically review mortality assumptions against both industry standards and our experience. Reserves for long-duration group life and long-term care contracts represent our estimate of the present value of future benefits to be paid to or on behalf of policyholders less the present value of future net premiums. Assumed interest rates on such contracts ranged from 2.5% to 8.8% in both 2011 and 2010. Our estimate of the present value of future benefits under such contracts is based upon mortality, morbidity and interest rate assumptions.

Unpaid claims
Unpaid claims consist primarily of reserves associated with certain short-duration group disability and term life insurance contracts in the Group Insurance business, including an estimate for IBNR as of the balance sheet date. Reserves associated with certain short-duration group disability and term life insurance contracts are based upon our estimate of the present value of future benefits, which is based on assumed investment yields and assumptions regarding mortality, morbidity and recoveries from the U.S. Social Security Administration. We develop our reserves for IBNR using actuarial principles and assumptions which consider, among other things, contractual requirements, claim incidence rates, claim recovery rates, seasonality and other relevant factors. We discount certain claim liabilities related to group long-term disability and premium waiver contracts. The discounted unpaid claim liabilities were $1.8 billion and $1.9 billion at December 31, 2011 and 2010, respectively. The undiscounted value of these unpaid claim liabilities was $2.6 billion at both December 31, 2011 and 2010. The discount rates generally reflect our expected investment returns for the investments supporting all incurral years of these liabilities and ranged from 3.5% to 6.0% in both 2011 and 2010. The discount rates for retrospectively-rated contracts are set at contractually specified levels. Our estimates of unpaid claims are subject to change due to changes in the underlying experience of the insurance contracts, changes in investment yields or other factors, and these changes are recorded in current and future benefits in our statements of income in the period they are determined.

Policyholders' funds
Policyholders' funds consist primarily of reserves for pension and annuity investment contracts in the Large Case Pensions business and customer funds associated with group life and health contracts in the Health Care and Group Insurance businesses. Reserves for such contracts are equal to cumulative deposits less withdrawals and charges plus credited interest thereon, net of experience-rated adjustments. In 2011, interest rates for pension and annuity investment contracts ranged from 3.8% to 8.0%, and interest rates for group life and health contracts ranged from 0% to 3.5%. In 2010, interest rates for pension and annuity investment contracts ranged from 3.5% to 11.8%, and interest rates for group life and health contracts ranged from 0% to 4.0%. Reserves for contracts subject to experience rating reflect our rights as well as the rights of policyholders and plan participants.

We review health care and insurance liabilities periodically. We reflect any necessary adjustments during the current period in operating results. While the ultimate amount of claims and related expenses are dependent on future developments, it is management's opinion that the liabilities that have been established are adequate to cover such costs. The health care and insurance liabilities that are expected to be paid within twelve months are classified as current on our balance sheets.

Premium Deficiency Reserves
We evaluate our insurance contracts to determine if it is probable that a loss will be incurred. We recognize a premium deficiency loss when it is probable that expected future claims, including maintenance costs (for example, claim processing costs), will exceed existing reserves plus anticipated future premiums and reinsurance recoveries. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts. For purposes of determining premium deficiency losses, contracts are grouped in a manner consistent with our method of acquiring, servicing and measuring the profitability of such contracts. We did not have any premium deficiency reserves at December 31, 2011 or 2010.

Health Care Contract Acquisition Costs
Health care benefits products included in the Health Care segment are cancelable by either the customer or the member monthly upon written notice. Acquisition costs related to our prepaid health care and health indemnity contracts are generally expensed as incurred.

Revenue Recognition
Health care premiums are recognized as income in the month in which the enrollee is entitled to receive health care services. Health care premiums are reported net of an allowance for estimated terminations and uncollectable amounts. Additionally, beginning in 2011, premium revenue subject to the minimum MLR rebate requirements of Health Care Reform is recorded net of the estimated minimum MLR rebates for the current calendar year. Other premium revenue for group life, long-term care and disability products is recognized as income, net of allowances for termination and uncollectable accounts, over the term of the coverage. Other premium revenue for Large Case Pensions' limited payment pension and annuity contracts is recognized as revenue in the period received. Premiums related to unexpired contractual coverage periods are reported as unearned premiums in our balance sheets.

The balance of the allowance for estimated terminations and uncollectable accounts on premiums receivable was $73 million and $80 million at December 31, 2011 and 2010, respectively, and is reflected as a reduction of premiums receivable in our balance sheets. The balance of the allowance for uncollectable accounts on other receivables was $20 million and $26 million at December 31, 2011 and 2010, respectively, and is reflected as a reduction of other receivables in our balance sheets.

Some of our contracts allow for premiums to be adjusted to reflect actual experience or the relative health status of members. Such adjustments are reasonably estimable (based on actual experience of the customer emerging under the contract and the terms of the underlying contract) and are recognized as the experience emerges.

Fees and other revenue consists primarily of ASC fees which are received in exchange for performing certain claim processing and member services for health and disability members and are recognized as revenue over the period the service is provided. Some of our contracts include guarantees with respect to certain functions, such as customer service response time, claim processing accuracy and claim processing turnaround time, as well as certain guarantees that a plan sponsor's claim experience will fall within a certain range. With any of these guarantees, we are financially at risk if the conditions of the arrangements are not met, although the maximum amount at risk is typically limited to a percentage of the fees otherwise payable to us by the customer involved. We accrue for any such exposure when it becomes probable that an obligation has arisen under the terms of a guarantee.

In addition, fees and other revenue also include charges assessed against contract holders' funds for contract fees, participant fees and asset charges related to pension and annuity products in the Large Case Pensions business. Other amounts received on pension and annuity investment-type contracts are reflected as deposits and are not recorded as revenue. Some of our Large Case Pension contract holders have the contractual right to purchase annuities with life contingencies using the funds they maintain on deposit with us. Since these products are considered an insurance contract, when the contract holder makes this election, we treat the accumulated investment balance as a single premium and reflect it as both premiums and current and future benefits in our statements of income.

Accounting for the Medicare Part D Prescription Drug Program (“PDP”)
We were selected by the Centers for Medicare & Medicaid Services (“CMS”) to be a national provider of PDP in all 50 states to both individuals and employer groups in 2011, 2010 and 2009. Under these annual contracts, CMS pays us a portion of the premium, a portion of, or a capitated fee for, catastrophic drug costs and a portion of the health care costs for low-income Medicare beneficiaries and provides a risk-sharing arrangement to limit our exposure to unexpected expenses.

We recognize premiums received from, or on behalf of, members or CMS and capitated fees as premium revenue ratably over the contract period. We expense the cost of covered prescription drugs as incurred. Costs associated with low-income Medicare beneficiaries (deductible, coinsurance, etc.) and the catastrophic drug costs paid in advance by CMS are recorded as a liability and offset health care costs when incurred. For individual PDP coverage, the risk-sharing arrangement provides a risk corridor whereby the amount we received in premiums from members and CMS based on our annual bid is compared to our actual drug costs incurred during the contract year. Based on the risk corridor provision and PDP activity-to-date, an estimated risk-sharing receivable or payable is recorded on a quarterly basis as an adjustment to premium revenue. We perform a reconciliation of the final risk-sharing, low-income subsidy and catastrophic amounts after the end of each contract year.

Allocation of Operating Expenses
We allocate to the business segments centrally-incurred costs associated with specific internal goods or services provided to us, such as employee services, technology services and rent, based on a reasonable method for each specific cost (such as membership, usage, headcount, compensation or square footage occupied). Interest expense on third-party borrowings and the financing components of our pension and other post-retirement benefit plan expense is not allocated to the reporting segments, since it is not used as a basis for measuring the operating performance of the segments. Such amounts are reflected in Corporate Financing in our segment financial information. Refer to Note 19 beginning on page 108 for additional information.

Income Taxes
We are taxed at the statutory corporate income tax rates after adjusting income reported for financial statement purposes for certain items. We recognize deferred income tax assets and liabilities for the differences between the financial and income tax reporting basis of assets and liabilities based on enacted tax rates and laws. Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. Deferred income tax expense or benefit primarily reflects the net change in deferred income tax assets and liabilities during the year.

Our current income tax provision reflects the tax results of revenues and expenses currently taxable or deductible. Penalties and interest on our tax positions are classified as a component of our income tax provision.

Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions

3.	Acquisitions

We completed the acquisitions of Medicity Inc. ("Medicity"), Prodigy Health Group ("Prodigy"), Genworth's Medicare Supplement business and related blocks of in-force business and PayFlex Holdings, Inc. ("PayFlex") in 2011, and Horizon Behavioral Services, LLC (“Horizon”) in 2009. Each of these acquisitions was funded using available resources. Refer to Note 7 on page 77 for additional information.

•	Horizon Behavioral Services, LLC
In 2009, we acquired Horizon, a leading provider of employee assistance programs, for approximately $70 million, net of cash acquired. We recorded goodwill related to this transaction of approximately $56 million in 2009, of which $37 million will be tax deductible. All of the goodwill related to this acquisition was assigned to our Health Care segment.

•	Medicity Inc.
In January 2011, we acquired Medicity, a health information exchange company, for approximately $490 million, net of cash acquired.  We recorded goodwill related to this transaction of approximately $385 million, an immaterial amount of which will be tax deductible.  All of the goodwill related to this acquisition was assigned to our Health Care segment.

•	Prodigy Health Group
In June 2011, we acquired Prodigy, a third-party administrator of self-funded health care plans, for approximately $600 million, net of cash acquired.  We preliminarily recorded goodwill related to this transaction of approximately $446 million, of which approximately $52 million will be tax deductible.  All of the goodwill related to this acquisition was assigned to our Health Care segment.

•Genworth Financial, Inc.'s Medicare Supplement Business and Related Blocks of In-Force Business
In October 2011, we acquired Genworth's Medicare Supplement business and related blocks of in-force business for approximately $225 million, net of cash acquired. We preliminarily recorded $52 million of goodwill related to this transaction. The excess of the purchase price over the fair market value of the net assets we acquired, including goodwill, is tax deductible as a result of the transaction being treated as an asset purchase for tax purposes. All of the goodwill related to this acquisition was assigned to our Health Care segment.

•PayFlex Holdings, Inc.
In October 2011, we acquired PayFlex, one of the nation’s largest independent account-based health plan administrators, for approximately $200 million, net of cash acquired.  We preliminarily recorded goodwill related to this transaction of approximately $147 million, an immaterial amount of which will be tax deductible. All of the goodwill related to this acquisition was assigned to our Health Care segment.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Common Share

4.	Earnings Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding during the reporting period.  Diluted EPS is computed in a similar manner, except that the weighted average number of common shares outstanding is adjusted for the dilutive effects of our outstanding stock-based compensation awards, but only if the effect is dilutive.

The computations of basic and diluted EPS for 2011, 2010 and 2009 are as follows:

(Millions, except per common share data)	2011	2010	2009
Net income	$1,985.7	$1,766.8	$1,276.5
Weighted average shares used to compute basic EPS	372.5	415.7	441.1
Dilutive effect of outstanding stock-based compensation awards (1)	7.7	7.2	8.4
Weighted average shares used to compute diluted EPS	380.2	422.9	449.5
Basic EPS	$5.33	$4.25	$2.89
Diluted EPS	$5.22	$4.18	$2.84

(1)
Stock-based compensation awards are not included in the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).  Approximately 12.4 million, 18.6 million and 19.3 million stock appreciation rights ("SARs") were not included in the calculation of diluted EPS for 2011, 2010 and 2009, respectively. The stock options not included in the calculation of diluted EPS for 2011 were not material. Approximately 5.7 million and 6.2 million stock options were not included in the calculation of diluted EPS for 2010 and 2009, respectively. These stock-based compensation awards were excluded from the calculation of diluted EPS because their effect was anti-dilutive.

Operating Expenses	12 Months Ended
Dec. 31, 2011
Operating Expenses [Abstract]
Operating Expenses

5.	Operating Expenses

For 2011, 2010 and 2009, selling expenses (which include broker commissions, the variable component of our internal sales force compensation and premium taxes) and general and administrative expenses were as follows:

(Millions)	2011	2010	2009
Selling expenses	$1,104.8	$1,226.6	$1,251.9
General and administrative expenses:
Salaries and related benefits (1)	3,284.3	3,076.4	2,971.8
Other general and administrative expenses (2)	2,415.3	2,216.0	2,159.3
Total general and administrative expenses (3)	5,699.6	5,292.4	5,131.1
Total operating expenses	$6,804.4	$6,519.0	$6,383.0

(1)	Includes a one-time pretax charge of $137.0 million in 2011 related to the voluntary early retirement program that we announced in July 2011.

(2)
Includes the following for 2010: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million. Includes the following for 2009: litigation-related insurance proceeds of $38.2 million.

(3)	In 2010 and 2009, we recorded severance and facilities charges of $47.4 million and $93.7 million, respectively.

Refer to the reconciliation of operating earnings to net income in Note 19 beginning on page 108 for additional information.

Health Care Costs Payable (Notes)	12 Months Ended
Dec. 31, 2011
Health Care Costs Payable [Abstract]
Health Care Costs Payable

6.	Health Care Costs Payable

The following table shows the components of the change in health care costs payable during 2011, 2010 and 2009:

(Millions)	2011	2010	2009
Health care costs payable, beginning of the period	$2,630.9	$2,895.3	$2,393.2
Less: Reinsurance recoverables	1.7	1.9	2.0
Health care costs payable, beginning of the period, net	2,629.2	2,893.4	2,391.2
Acquisition of businesses	89.4	—	1.1
Add: Components of incurred health care costs
Current year	22,047.9	23,045.6	24,127.2
Prior years	(394.4)	(326.0)	(66.0)
Total incurred health care costs	21,653.5	22,719.6	24,061.2
Less: Claims paid
Current year	19,642.9	20,588.5	21,401.1
Prior years	2,057.0	2,395.3	2,159.0
Total claims paid	21,699.9	22,983.8	23,560.1
Health care costs payable, end of period, net	2,672.2	2,629.2	2,893.4
Add: Reinsurance recoverables	3.3	1.7	1.9
Health care costs payable, end of the period	$2,675.5	$2,630.9	$2,895.3

Our prior year estimates of health care costs payable decreased by approximately $394 million, $326 million and $66 million in 2011, 2010 and 2009, respectively, resulting from claims being settled for amounts less than originally estimated. These reductions were primarily the result of lower health care cost trends as well as the actual claim submission time being faster than we assumed in establishing our health care costs payable in the prior year. These reductions were offset by estimated current period health care costs when we established our estimate of the current year health care costs payable. When significant decreases (increases) in prior-year health care cost estimates occur that we believe significantly impact our current year operating results, we disclose that amount as favorable (unfavorable) development of prior-years health care cost estimates. In 2011, we had approximately $207 million pretax of favorable development of prior-years health care cost estimates that primarily resulted from lower than projected paid claims in the first half of 2011 for claims incurred in the latter half of 2010 caused by lower than projected utilization of medical services. In 2010, we had approximately $118 million pretax of favorable development of prior-years health care cost estimates that primarily resulted from lower than projected paid claims in the first half of 2010 for claims incurred in the latter part of 2009 caused by lower than projected utilization of medical services driven by the abatement of H1N1 and other flu, among other factors. In 2009, we had approximately $116 million of unfavorable development of prior-years health care cost estimates that was driven by unusually high paid claims activity in the first half of 2009 related to the second half of 2008.

Goodwill and Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Acquired Intangible Assets

7.	Goodwill and Other Acquired Intangible Assets

As discussed in Note 3, we completed four significant acquisitions during 2011. In accordance with applicable accounting guidance, we allocated the amount paid to the fair value of the net assets acquired, with any excess amounts recorded as goodwill. The increase in goodwill in 2011 and 2010 is as follows:

(Millions)	2011	2010
Balance, beginning of the period	$5,146.4	$5,146.2
Goodwill acquired:
Prodigy (1)	446.2	—
Medicity	384.7	—
PayFlex (1)	147.4	—
Genworth (1)	51.9	—
Other (1)	27.3	.2
Balance, end of the period (2)	$6,203.9	$5,146.4

(1)	Goodwill related to these acquisitions is considered preliminary, pending the final allocation of the applicable purchase price.

(2)	At December 31, 2011 and 2010, approximately $104 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.

Other acquired intangible assets at December 31, 2011 and 2010 were comprised of the following:

(Millions)	Cost	Accumulated Amortization	Net Balance	Amortization Period (Years)
2011
Provider networks	$703.2	$428.3	$274.9	12-25	(1)
Customer lists	684.3	331.7	352.6	4-14	(1)
Value of business acquired	149.0	6.3	142.7	20	(2)
Technology	129.0	24.3	104.7	5-10
Other	15.6	9.4	6.2	2-15
Definite-lived trademarks	69.0	13.8	55.2	9-20
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$1,772.4	$813.8	$958.6
2010
Provider networks	$703.2	$398.9	$304.3	12-25	(1)
Customer lists	420.4	262.6	157.8	4-10	(1)
Technology	25.3	25.0	.3	3-5
Other	17.1	16.8	.3	2-15
Definite-lived trademarks	21.0	10.5	10.5	2-15
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$1,209.3	$713.8	$495.5

(1)
The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements.  At December 31, 2011 and 2010, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists was approximately one year. Any costs related to the renewal or extension of these contracts is expensed as incurred.

(2)	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.

The value assigned to other acquired intangible assets for acquisitions completed during 2011, primarily for customer lists, VOBA and technology intangibles, totaled approximately $584 million, of which $443 million is preliminary pending the finalization of purchase price allocations.

We estimate annual pretax amortization for other acquired intangible assets over the next five years to be as follows:

(Millions)
2012	$141.8
2013	129.2
2014	107.2
2015	91.2
2016	84.2

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

8.	Investments

Total investments at December 31, 2011 and 2010 were as follows:

	2011			2010
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$2,168.1	$15,222.7	$17,390.8	$2,111.9	$14,849.7	$16,961.6
Mortgage loans	41.7	1,606.8	1,648.5	55.2	1,454.6	1,509.8
Other investments	2.0	1,253.7	1,255.7	2.6	1,242.0	1,244.6
Total investments	$2,211.8	$18,083.2	$20,295.0	$2,169.7	$17,546.3	$19,716.0

Debt and Equity Securities
Debt and equity securities available for sale at December 31, 2011 and 2010 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2011
Debt securities:
U.S. government securities	$1,394.7	$165.0	$(.4)		$1,559.3
States, municipalities and political subdivisions	2,654.9	208.5	(3.3)		2,860.1
U.S. corporate securities	6,484.0	718.2	(28.1)		7,174.1
Foreign securities	2,614.9	278.2	(38.0)		2,855.1
Residential mortgage-backed securities	849.8	51.1	(.1)		900.8
Commercial mortgage-backed securities	1,295.3	98.3	(5.8)	(1)	1,387.8
Other asset-backed securities	437.0	20.6	(3.8)	(1)	453.8
Redeemable preferred securities	164.2	12.6	(14.5)		162.3
Total debt securities	15,894.8	1,552.5	(94.0)		17,353.3
Equity securities	40.3	5.0	(7.8)		37.5
Total debt and equity securities (2)	$15,935.1	$1,557.5	$(101.8)		$17,390.8
December 31, 2010
Debt securities:
U.S. government securities	$1,293.5	$80.8	$(.6)		$1,373.7
States, municipalities and political subdivisions	2,288.8	54.4	(46.9)		2,296.3
U.S. corporate securities	6,731.5	553.0	(21.9)		7,262.6
Foreign securities	2,667.4	231.1	(21.2)		2,877.3
Residential mortgage-backed securities	1,089.2	53.6	(2.8)		1,140.0
Commercial mortgage-backed securities	1,226.4	99.5	(13.7)	(1)	1,312.2
Other asset-backed securities	447.6	21.1	(4.8)	(1)	463.9
Redeemable preferred securities	196.7	12.3	(12.7)		196.3
Total debt securities	15,941.1	1,105.8	(124.6)		16,922.3
Equity securities	35.3	5.6	(1.6)		39.3
Total debt and equity securities (2)	$15,976.4	$1,111.4	$(126.2)		$16,961.6

(1)
At December 31, 2011 and 2010, we held securities for which we recognized $10.7 million and $38.3 million, respectively, of non-credit-related impairments in other comprehensive income in the past. These securities had a net unrealized capital gain at December 31, 2011 and 2010 of $7.4 million and $3.9 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products).  At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

The fair value of debt securities at December 31, 2011 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$924.3
One year through five years	3,041.0
After five years through ten years	5,341.3
Greater than ten years	5,304.3
Residential mortgage-backed securities	900.8
Commercial mortgage-backed securities	1,387.8
Other asset-backed securities	453.8
Total	$17,353.3

Mortgage-Backed and Other Asset-Backed Securities
All of our residential mortgage-backed securities at December 31, 2011 were issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and carry agency guarantees and explicit or implicit guarantees by the U.S. Government.  At December 31, 2011, our residential mortgage-backed securities had an average quality rating of AAA and a weighted average duration of 1.6 years.

Our commercial mortgage-backed securities have underlying loans that are dispersed throughout the U.S. Significant market observable inputs used to value these securities include probability of default and loss severity.  At December 31, 2011, these securities had an average quality rating of AA+ and a weighted average duration of 3.6 years.

Our other asset-backed securities have a variety of underlying collateral (e.g., automobile loans, credit card receivables and home equity loans).  Significant market observable inputs used to value these securities include the unemployment rate, loss severity and probability of default.  At December 31, 2011, these securities had an average quality rating of AA and a weighted average duration of 3.2 years.

Unrealized Capital Losses and Net Realized Capital Gains (Losses)
When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time. As described in Note 2 beginning on page 66, effective April 1, 2009, we recognize an OTTI on debt securities when we intend to sell a security that is in an unrealized capital loss position or if we determine a credit-related loss has occurred. Prior to April 1, 2009, we recognized an OTTI on a security in an unrealized capital loss position if we could not assert our intention and ability to hold the security until it recovered its value.

Summarized below are the debt and equity securities we held at December 31, 2011 and 2010 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Debt securities:
U.S. government securities	$14.0	$—	$15.1	$.4	$29.1	$.4
States, municipalities and political subdivisions	23.8	.4	68.6	2.9	92.4	3.3
U.S. corporate securities	625.5	25.7	62.4	2.4	687.9	28.1
Foreign securities	498.8	25.4	55.3	12.6	554.1	38.0
Residential mortgage-backed securities	.9	—	2.9	.1	3.8	.1
Commercial mortgage-backed securities	102.7	2.8	42.8	3.0	145.5	5.8
Other asset-backed securities	27.8	.1	3.9	3.7	31.7	3.8
Redeemable preferred securities	17.6	.9	34.5	13.6	52.1	14.5
Total debt securities	1,311.1	55.3	285.5	38.7	1,596.6	94.0
Equity securities	6.2	2.4	20.8	5.4	27.0	7.8
Total debt and equity securities (1)	$1,317.3	$57.7	$306.3	$44.1	$1,623.6	$101.8
December 31, 2010
Debt securities:
U.S. government securities	$8.4	$.2	$19.8	$.4	$28.2	$.6
States, municipalities and political subdivisions	964.9	37.6	82.7	9.3	1,047.6	46.9
U.S. corporate securities	665.8	17.0	210.2	4.9	876.0	21.9
Foreign securities	375.9	14.6	34.6	6.6	410.5	21.2
Residential mortgage-backed securities	103.7	2.6	6.6	.2	110.3	2.8
Commercial mortgage-backed securities	103.7	2.4	78.5	11.3	182.2	13.7
Other asset-backed securities	85.9	2.0	4.9	2.8	90.8	4.8
Redeemable preferred securities	4.5	—	94.3	12.7	98.8	12.7
Total debt securities	2,312.8	76.4	531.6	48.2	2,844.4	124.6
Equity securities	.5	—	9.5	1.6	10.0	1.6
Total debt and equity securities (1)	$2,313.3	$76.4	$541.1	$49.8	$2,854.4	$126.2

(1)
At December 31, 2011 and 2010, debt and equity securities in an unrealized capital loss position of $48.2 million and $38.1 million, respectively, and with related fair value of $446.1 million and $650.5 million, respectively, related to experience-rated and discontinued products.

We reviewed the securities in the tables above and concluded that these are performing assets generating investment income to support the needs of our business.  In performing this review, we considered factors such as the quality of the investment security based on research performed by our internal credit analysts and external rating agencies and the prospects of realizing the carrying value of the security based on the investment’s current prospects for recovery.  At December 31, 2011, we did not have the intention to sell the debt securities that were in an unrealized capital loss position.

The maturity dates for debt securities in an unrealized capital loss position at December 31, 2011 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$66.8	$1.4	$66.8	$1.4
One year through five years	49.2	1.8	298.3	9.0	347.5	10.8
After five years through ten years	155.8	7.5	400.1	15.9	555.9	23.4
Greater than ten years	187.7	30.3	257.7	18.4	445.4	48.7
Residential mortgage-backed securities	—	—	3.8	.1	3.8	.1
Commercial mortgage-backed securities	26.3	.9	119.2	4.9	145.5	5.8
Other asset-backed securities	.6	—	31.1	3.8	31.7	3.8
Total	$419.6	$40.5	$1,177.0	$53.5	$1,596.6	$94.0

Net realized capital gains for the three years ended December 31, 2011, 2010 and 2009, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2011	2010	2009
OTTI losses on debt securities	$(10.2)	$(46.7)	$(122.1)
Portion of OTTI losses on debt securities recognized in other comprehensive income	—	14.4	27.6
Net OTTI losses on debt securities recognized in earnings	(10.2)	(32.3)	(94.5)
Net realized capital gains, excluding OTTI losses on debt securities	178.1	259.8	149.5
Net realized capital gains	$167.9	$227.5	$55.0

The net realized capital gains in 2011, 2010 and 2009 were primarily attributable to the sale of debt securities. In 2011 and 2010, these gains were partially offset by losses on derivative transactions while in 2009, these gains were also attributable to gains on derivative transactions. The net realized capital gains in each year were also partially offset by the OTTI losses on debt securities shown in the table above.

Yield-related impairments are recognized in other comprehensive income unless we have the intention to sell the security in an unrealized loss position, in which case the yield-related OTTI is recognized in earnings. Yield-related OTTI losses were not significant in 2011 or 2010. In 2009, yield-related OTTI losses were $76 million, primarily related to U.S. Treasury and corporate securities that were temporarily in a loss position due to changes in interest rates and the widening of credit spreads on corporate securities relative to the interest rates on U.S. Treasury securities in the first half of 2009. Because we did not assert our intention to hold these securities, under applicable accounting guidance, as further discussed in Note 2 beginning on page 66, we recorded a yield-related OTTI loss. We had no other individually material realized capital losses on debt or equity securities that impacted our operating results during 2011, 2010 or 2009.

Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Proceeds on sales	$6,278.3	$7,663.4	$5,506.5
Gross realized capital gains	265.3	364.8	205.0
Gross realized capital losses	38.5	43.2	71.6

Mortgage Loans
Our mortgage loans are collateralized by commercial real estate.  During 2011 and 2010 we had the following activity in our mortgage loan portfolio:

(Millions)	2011	2010
New mortgage loans	$260.4	$103.3
Mortgage loans fully-repaid	70.4	129.3
Mortgage loans foreclosed	—	20.0

At December 31, 2011 and 2010, we had no material problem, restructured or potential problem mortgage loans. We also had no material impairment reserves on these loans at December 31, 2011 or 2010.

We assess our mortgage loans on a regular basis for credit impairments, and annually we assign a credit quality indicator to each loan.  Our credit quality indicator is internally developed and categorizes our portfolio on a scale from 1 to 7.  Category 1 represents loans of superior quality, and Categories 6 and 7 represent loans where collections are at risk.  Most of our mortgage loans fall into the Level 2 to 4 ratings.  These ratings represent loans where credit risk is minimal to acceptable; however, these loans may display some susceptibility to economic changes.  Category 5 represents loans where credit risk is not substantial but these loans warrant management’s close attention.  These indicators are based upon several factors, including current loan to value ratios, property condition, market trends, borrower quality and deal structure.  Based upon our most recent assessment at December 31, 2011, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)
1	$95.6
2 to 4	1,426.1
5	97.1
6 and 7	29.7
Total	$1,648.5

At December 31, 2011 scheduled mortgage loan principal repayments were as follows:

(Millions)
2012	$41.7
2013	269.5
2014	102.8
2015	148.8
2016	248.2
Thereafter	844.0

Variable Interest Entities
In determining whether to consolidate a variable interest entity ("VIE"), we consider several factors including whether we have the power to direct activities, the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIE.  We have relationships with certain real estate and hedge fund partnerships that are considered VIEs, but are not consolidated.  We record the amount of our investment in these partnerships as long-term investments on our balance sheets and recognize our share of partnership income or losses in earnings.  Our maximum exposure to loss as a result of our investment in these partnerships is our investment balance at December 31, 2011 and 2010 of approximately $175 million and $153 million, respectively, and the risk of recapture of tax credits related to the real estate partnerships previously recognized, which we do not consider significant.  We do not have a future obligation to fund losses or debts on behalf of these investments; however, we may voluntarily contribute funds.  The real estate partnerships construct, own and manage low-income housing developments and had total assets of approximately $5.1 billion at both December 31, 2011 and 2010.  The hedge fund partnerships had total assets of approximately $5.9 billion and $6.1 billion at December 31, 2011 and 2010, respectively.

Non-controlling (Minority) Interests
At December 31, 2011 and 2010, approximately $71 million and $74 million, respectively, of our investment holdings were partially owned by third parties.  The non-controlling entities’ share of these investments was included in accrued expenses and other current liabilities.  Net income attributable to these interests was $2 million for 2011 and $4 million for both 2010 and 2009. These non-controlling interests did not have a material impact on our financial position or operating results.

Net Investment Income
Sources of net investment income for 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Debt securities	$829.2	$911.8	$907.8
Mortgage loans	102.8	118.7	118.6
Other investments	29.8	56.5	38.6
Gross investment income	961.8	1,087.0	1,065.0
Less: investment expenses	(31.0)	(30.7)	(28.6)
Net investment income (1)	$930.8	$1,056.3	$1,036.4

(1)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products).  Net investment income includes $317.5 million, $344.9 million and $347.8 million for December 31, 2011, 2010 and 2009, respectively, related to investments supporting our experience-rated and discontinued products.

Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Loss) Income

9.	Other Comprehensive (Loss) Income

Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2011, 2010 and 2009:

	Net Unrealized Gains (Losses)				Total Accumulated Other Comprehensive (Loss) Income
	Securities		Foreign Currency and Derivatives	Pension and OPEB Plans
(Millions)	Previously Impaired (1)	All Other
Balance at December 31, 2008	$—	$(229.3)	$(8.7)	$(1,643.3)	$(1,881.3)
Cumulative effect of adopting a new
accounting standard ($83.0 pretax) (2)	(5.3)	(48.4)	—	—	(53.7)
Net unrealized gains (losses) ($1,004.6 pretax)	106.3	592.4	34.4	(80.1)	653.0
Reclassification to earnings ($110.5 pretax)	(.7)	(79.0)	(.4)	139.1	59.0
Other comprehensive income	100.3	465.0	34.0	59.0	658.3
Balance at December 31, 2009	100.3	235.7	25.3	(1,584.3)	(1,223.0)
Net unrealized gains (losses) ($333.5 pretax)	42.5	327.5	(53.9)	(99.3)	216.8
Reclassification to earnings ($172.9 pretax)	(67.7)	(188.0)	1.3	98.0	(156.4)
Other comprehensive (loss) income	(25.2)	139.5	(52.6)	(1.3)	60.4
Balance at December 31, 2010	75.1	375.2	(27.3)	(1,585.6)	(1,162.6)
Net unrealized gains (losses) ($105.7 pretax)	2.4	337.2	(9.2)	(261.7)	68.7
Reclassification to earnings ($137.8 pretax)	(19.3)	(117.2)	2.8	38.4	(95.3)
Other comprehensive (loss) income	(16.9)	220.0	(6.4)	(223.3)	(26.6)
Balance at December 31, 2011	$58.2	$595.2	$(33.7)	$(1,808.9)	$(1,189.2)

(1)
Represents unrealized losses on the non-credit-related component of impaired debt securities that we do not intend to sell and subsequent appreciation in the fair value of those securities as well as those that we intend to sell.

(2)
Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 66 for additional information on the cumulative effect adjustment required.

The components of our pension and other postretirement benefit plans ("OPEB") included the following activity in accumulated other comprehensive loss in 2011, 2010 and 2009:

	Pension Plans		OPEB Plans
	Unrecognized	Unrecognized	Unrecognized	Unrecognized
	Net Actuarial	Prior Service	Net Actuarial	Prior Service
(Millions)	Losses	Costs	Losses	Costs	Total
Balance at December 31, 2008	$(1,631.0)	$12.0	$(55.6)	$31.3	$(1,643.3)
Unrealized net losses arising during
the period ($(123.2) pretax)	(72.5)	—	(7.6)	—	(80.1)
Reclassification to earnings ($(214.0) pretax)	140.7	(1.4)	2.2	(2.4)	139.1
Balance at December 31, 2009	(1,562.8)	10.6	(61.0)	28.9	(1,584.3)
Unrealized net losses arising during
the period ($(152.8) pretax)	(91.2)	—	(8.1)	—	(99.3)
Reclassification to earnings ($(150.8) pretax)	106.1	(8.8)	3.0	(2.3)	98.0
Balance at December 31, 2010	(1,547.9)	1.8	(66.1)	26.6	(1,585.6)
Unrealized net losses arising during
the period ($(402.6) pretax)	(268.3)	—	6.6	—	(261.7)
Reclassification to earnings ($(59.1) pretax)	37.9	(.3)	3.2	(2.4)	38.4
Balance at December 31, 2011	$(1,778.3)	$1.5	$(56.3)	$24.2	$(1,808.9)

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

10.	Financial Instruments

The preparation of our consolidated financial statements in accordance with GAAP requires certain of our assets and liabilities to be reflected at their fair value, and others on another basis, such as an adjusted historical cost basis.  In this note, we provide details on the fair value of financial assets and liabilities and how we determine those fair values.  We present this information for those financial instruments that are measured at fair value for which the change in fair value impacts net income or other comprehensive income separately from other financial assets and liabilities.

Financial Instruments Measured at Fair Value in our Balance Sheets
Certain of our financial instruments are measured at fair value in our balance sheets.  The fair values of these instruments are based on valuations that include inputs that can be classified within one of three levels of a hierarchy established by GAAP.  The following are the levels of the hierarchy and a brief description of the type of valuation information (“inputs”) that qualifies a financial asset or liability for each level:

◦	Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets.

◦
Level 2 – Inputs other than Level 1 that are based on observable market data.  These include: quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets, inputs that are observable that are not prices (such as interest rates and credit risks) and inputs that are derived from or corroborated by observable markets.

◦	Level 3 – Developed from unobservable data, reflecting our own assumptions.

Financial assets and liabilities are classified based upon the lowest level of input that is significant to the valuation.  When quoted prices in active markets for identical assets and liabilities are available, we use these quoted market prices to determine the fair value of financial assets and liabilities and classify these assets and liabilities as Level 1.  In other cases where a quoted market price for identical assets and liabilities in an active market is either not available or not observable, we estimate fair value using valuation methodologies based on available and observable market information or by using a matrix pricing model.  These financial assets and liabilities would then be classified as Level 2.  If quoted market prices are not available, we determine fair value using broker quotes or an internal analysis of each investment’s financial performance and cash flow projections.  Thus, financial assets and liabilities may be classified in Level 3 even though there may be some significant inputs that may be observable.

The following is a description of the valuation methodologies used for our financial assets and liabilities that are measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Debt Securities – Where quoted prices are available in an active market, our debt securities are classified in Level 1 of the fair value hierarchy.  Our Level 1 debt securities are comprised primarily of U.S. Treasury securities.  If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing, which use quoted market prices of debt securities with similar characteristics, or discounted cash flows to estimate fair value.  We obtained one price for each of our Level 2 debt securities and did not adjust any of these prices at December 31, 2011 or 2010.

We also value certain debt securities using Level 3 inputs.  For Level 3 debt securities, fair values are determined by outside brokers or, in the case of certain private placement securities, are priced internally.  Outside brokers determine the value of these debt securities through a combination of their knowledge of the current pricing environment and market flows.  We obtained one non-binding broker quote for each of these Level 3 debt securities and did not adjust any of these quotes at December 31, 2011 or 2010.  The total fair value of our broker quoted securities was approximately $107 million and $153 million at December 31, 2011 and 2010 respectively.  Examples of these Level 3 debt securities include certain U.S. and foreign corporate securities and certain of our commercial mortgage-backed securities as well as other asset-backed securities.  For some of our private placement securities, our internal staff determines the value of these debt securities by analyzing spreads of corporate and sector indices as well as interest spreads of comparable public bonds.  Examples of these Level 3 debt securities include certain U.S. and foreign securities and certain tax-exempt municipal securities.

Equity Securities – We currently have two classifications of equity securities:  those that are publicly traded and those that are privately held.  Our publicly-traded securities are classified as Level 1 because quoted prices are available for these securities in an active market.  For privately-held equity securities, there is no active market; therefore, we classify these securities as Level 3 because we price these securities through an internal analysis of each investment’s financial statements and cash flow projections.

Derivatives – Our derivative instruments are valued using models that primarily use market observable inputs and therefore are classified as Level 2 because they are traded in markets where quoted market prices are not readily available.

Financial assets and liabilities measured at fair value on a recurring basis in our balance sheets at December 31, 2011 and 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Debt securities:
U.S. government securities	$1,307.0	$252.3	$—	$1,559.3
States, municipalities and political subdivisions	—	2,858.4	1.7	2,860.1
U.S. corporate securities	—	7,122.5	51.6	7,174.1
Foreign securities	—	2,805.7	49.4	2,855.1
Residential mortgage-backed securities	—	900.8	—	900.8
Commercial mortgage-backed securities	—	1,358.3	29.5	1,387.8
Other asset-backed securities	—	419.4	34.4	453.8
Redeemable preferred securities	—	146.6	15.7	162.3
Total debt securities	1,307.0	15,864.0	182.3	17,353.3
Equity securities	.8	—	36.7	37.5
Derivatives	—	2.0	—	2.0
Total	$1,307.8	$15,866.0	$219.0	$17,392.8
Liabilities:
Derivatives	$—	$.1	$—	$.1
December 31, 2010
Assets:
Debt securities:
U.S. government securities	$1,081.0	$292.7	$—	$1,373.7
States, municipalities and political subdivisions	—	2,292.7	3.6	2,296.3
U.S. corporate securities	—	7,201.9	60.7	7,262.6
Foreign securities	—	2,822.4	54.9	2,877.3
Residential mortgage-backed securities	—	1,140.0	—	1,140.0
Commercial mortgage-backed securities	—	1,275.3	36.9	1,312.2
Other asset-backed securities	—	407.4	56.5	463.9
Redeemable preferred securities	—	178.5	17.8	196.3
Total debt securities	1,081.0	15,610.9	230.4	16,922.3
Equity securities	1.4	—	37.9	39.3
Derivatives	—	2.6	—	2.6
Total	$1,082.4	$15,613.5	$268.3	$16,964.2
Liabilities:
Derivatives	$—	$6.5	$—	$6.5

There were no transfers between Levels 1 and 2 during the years ended December 31, 2011 and 2010.

The change in the balance of Level 3 financial assets during 2011 was as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$54.9	$36.9	$37.9	$138.6	$268.3
Net realized and unrealized capital gains (losses):
Included in earnings	1.0	3.4	—	(2.8)	1.6
Included in other comprehensive income	(.8)	1.9	—	2.2	3.3
Other (1)	(.9)	—	(6.4)	(4.2)	(11.5)
Purchases	35.1	—	5.5	22.7	63.3
Sales	(24.5)	—	(.3)	(18.0)	(42.8)
Settlements	(1.3)	(12.7)	—	(28.5)	(42.5)
Transfers out of Level 3, net	(14.1)	—	—	(6.6)	(20.7)	(2)
Ending balance	$49.4	$29.5	$36.7	$103.4	$219.0
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$—	$(.2)	$(.2)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
(2)    Gross transfers into Level 3 during 2011 include $11.1 million of Other financial assets. Gross transfers out of Level 3 during
2011 include $17.7 million of Other financial assets and $14.1 million of Foreign Securities.

The change in the balance of Level 3 financial assets during 2010 was as follows:

(Millions)	U.S. Corporate Securities	Foreign Securities	Other	Total
Beginning balance	$128.1	$199.0	$156.4	$483.5
Net realized and unrealized gains (losses):
Included in earnings	(.9)	8.2	4.1	11.4
Included in other comprehensive income	.1	(2.3)	27.1	24.9
Other (1)	(.8)	.5	(5.9)	(6.2)
Purchases, sales and settlements	(64.4)	(83.6)	(24.1)	(172.1)
Transfers out of Level 3, net	(1.4)	(66.9)	(4.9)	(73.2)
Ending balance	$60.7	$54.9	$152.7	$268.3
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$(.9)	$(.9)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

Transfers into Level 3 during 2010 were not significant. Additionally, during 2010, certain investments previously classified as Level 3 were reclassified to Level 2 because we were able to obtain observable market data.

Financial Instruments Not Measured at Fair Value in our Balance Sheets
The following is a description of the valuation methodologies used for estimating the fair value of our financial assets and liabilities that are carried on our balance sheets at adjusted cost or contract value.

Mortgage loans:  Fair values are estimated by discounting expected mortgage loan cash flows at market rates that reflect the rates at which similar loans would be made to similar borrowers.  These rates reflect our assessment of the credit quality and the remaining duration of the loans.  The fair value estimates of mortgage loans of lower credit quality, including problem and restructured loans, are based on the estimated fair value of the underlying collateral.

Investment contract liabilities:
•With a fixed maturity:  Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, us for similar contracts.
•Without a fixed maturity:  Fair value is estimated as the amount payable to the contract holder upon demand.  However, we have the right under such contracts to delay payment of withdrawals that may ultimately result in paying an amount different than that determined to be payable on demand.

Long-term debt:  Fair values are based on quoted market prices for the same or similar issued debt or, if no quoted market prices are available, on the current rates estimated to be available to us for debt of similar terms and remaining maturities.

The carrying value and estimated fair value of certain of our financial instruments at December 31, 2011 and 2010 were as follows:

	2011		2010
(Millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Mortgage loans	$1,648.5	$1,703.7	$1,509.8	$1,526.1
Liabilities:
Investment contract liabilities:
With a fixed maturity	34.6	34.9	41.7	42.7
Without a fixed maturity	543.9	559.4	511.5	510.9
Long-term debt	3,977.7	4,643.1	4,382.5	4,728.9

Separate Accounts Measured at Fair Value in our Balance Sheets
Separate Accounts assets in our Large Case Pensions business represent funds maintained to meet specific objectives of contract holders.  Since contract holders bear the investment risk of these assets, a corresponding Separate Accounts liability has been established equal to the assets.  These assets and liabilities are carried at fair value.  Net investment income and capital gains and losses accrue directly to such contract holders.  The assets of each account are legally segregated and are not subject to claims arising from our other businesses.  Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on Separate Accounts assets are not reflected in our statements of income, shareholders’ equity or cash flows.

Separate Accounts assets include debt and equity securities and derivative instruments.  The valuation methodologies used for these assets are similar to the methodologies described beginning on page 85.  Separate Accounts assets have included investments in real estate carried at fair value. Separate Accounts real estate assets were transitioned out of our business in the second quarter of 2010.  The following is a description of the valuation methodologies used to price our real estate investments that were carried at fair value, including the general classification pursuant to the valuation hierarchy.

Real Estate – The values of the underlying real estate investments are estimated using generally accepted valuation techniques and give consideration to the investment structure.  An appraisal of the underlying real estate for each of these investments is performed annually.  In the quarters in which an investment is not appraised or its valuation is not updated, fair value is based on available market information.  The valuation of a real estate investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the appraiser’s review and concurrence with the valuation.  Further, these valuations have been prepared giving consideration to the income, cost and sales comparison approaches of estimating property value.  These valuations do not necessarily represent the prices at which the real estate investments would sell, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller.  Therefore, these investment values are classified as Level 3.

Separate Accounts financial assets at December 31, 2011 and 2010 were as follows:

	2011				2010
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$1,079.1	$2,817.8	$—	$3,896.9	$1,059.7	$2,524.9	$56.0	$3,640.6
Equity securities	936.0	—	—	936.0	1,231.9	—	—	1,231.9
Derivatives	—	(5.0)	—	(5.0)	—	.2	—	.2
Total (1)	$2,015.1	$2,812.8	$—	$4,827.9	$2,291.6	$2,525.1	$56.0	$4,872.7

(1)	Excludes $390.3 million and $422.6 million of cash and cash equivalents and other receivables at December 31, 2011 and 2010, respectively.

There were no transfers between Levels 1 and 2 during the years ended December 31, 2011 and 2010.

The change in the balance of Level 3 Separate Accounts financial assets for the years ended December 31, 2011 and 2010 was as follows:

(Millions)	Debt Securities	Real Estate		Total
Balance at December 31, 2009	$97.3	$71.4		$168.7
Total losses accrued to contract holders	(60.4)	5.2		(55.2)
Purchases, sales and settlements	19.8	.2		20.0
Transfers out of Level 3	(.7)	(76.8)	(1)	(77.5)
Balance at December 31, 2010	56.0	—		56.0
Total losses accrued to contract holders	(15.6)	—		(15.6)
Purchases	.4	—		.4
Sales	(39.7)	—		(39.7)
Transfers out of Level 3	(1.1)	—		(1.1)
Balance at December 31, 2011	$—	$—		$—

(1)	The transfers out of level 3 for 2010 primarily represent real estate Separate Accounts assets that were transitioned out of our business in the second quarter of 2010.

Pension and Other Postretirement Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Plans

11.	Pension and Other Postretirement Plans

Defined Benefit Retirement Plans
We sponsor various defined benefit plans, including two pension plans, and OPEB plans that provide certain health care and life insurance benefits for retired employees, including those of our former parent company.

On August 31, 2010, we announced that pension eligible employees will no longer earn future pension service credits in our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”) effective December 31, 2010 (i.e., the plan was "frozen"). The Aetna Pension Plan will continue to operate and account balances will continue to earn annual interest credits. As a result of this action, we re-measured our pension assets and obligations as of August 31, 2010.

During 2011, 2010 and 2009, we made $60 million, $505 million and $45 million, respectively, in voluntary cash contributions to the Aetna Pension Plan.

We also sponsor a non-qualified supplemental pension plan that, prior to January 1, 2007, had been used to provide benefits for wages above the Internal Revenue Code wage limits applicable to tax qualified pension plans (such as the Aetna Pension Plan). Effective January 1, 2007, no new benefits accrue under the non-qualified supplemental pension plan, but interest will continue to be credited on outstanding supplemental cash balance accounts; and the plan may continue to be used to credit special pension arrangements.
In addition, we currently provide certain medical and life insurance benefits for retired employees, including those of our former parent company. We provide subsidized health care benefits to certain eligible employees who terminated employment prior to December 31, 2006. There is a cap on our portion of the cost of providing medical and dental benefits to our retirees. All current and future retirees and employees who terminate employment at age 45 or later with at least five years of service are eligible to participate in our group health plans at their own cost.

The information set forth in the following tables is based upon current actuarial reports using the annual measurement dates (December 31, for each year presented) for our pension and OPEB plans; however, certain components of the net periodic cost for the Aetna Pension Plan in 2010 also include adjustments from the re-measurement that occurred as of August 31, 2010.

The following table shows the changes in the benefit obligations during 2011 and 2010 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Benefit obligation, beginning of year	$5,821.2	$5,346.1	$333.3	$330.5
Service cost	—	65.7	.2	.2
Interest cost	312.3	299.5	16.6	17.9
Actuarial loss (gain)	293.6	394.3	(12.5)	10.8
Benefits paid	(296.8)	(284.4)	(24.9)	(26.1)
Benefit obligation, end of year	$6,130.3	$5,821.2	$312.7	$333.3

The Aetna Pension Plan comprises approximately 96% of the pension plans' total benefit obligation at December 31, 2011. The discount rates used to determine the benefit obligation of our pension and OPEB plans were calculated using a yield curve as of our annual measurement date. The yield curve consisted of a series of individual discount rates, with each discount rate corresponding to a single point in time, based on high-quality bonds. Projected benefit payments are discounted to the measurement date using the corresponding rate from the yield curve. The weighted average discount rate for our pension plans was 4.98% and 5.50% for 2011 and 2010, respectively. The discount rate for our OPEB plans was 4.78% and 5.20% for 2011 and 2010, respectively. The discount rates differ for our pension and OPEB plans due to the duration of the projected benefit payments for each plan.

The following table reconciles the beginning and ending balances of the fair value of plan assets during 2011 and 2010 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Fair value of plan assets, beginning of year	$5,243.8	$4,394.9	$66.6	$67.9
Actual return on plan assets	265.8	604.7	1.2	2.0
Employer contributions	84.0	528.6	21.3	22.8
Benefits paid	(296.8)	(284.4)	(24.9)	(26.1)
Fair value of plan assets, end of year	$5,296.8	$5,243.8	$64.2	$66.6

The difference between the fair value of plan assets and the plan's benefit obligation is referred to as the plan's funded status. This funded status is an accounting-based calculation and is not indicative of our mandatory funding requirements, which are described on page 93.

The funded status of our pension and OPEB plans at the measurement date for 2011 and 2010 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Benefit obligation	$(6,130.3)	$(5,821.2)	$(312.7)	$(333.3)
Fair value of plan assets	5,296.8	5,243.8	64.2	66.6
Funded status	$(833.5)	$(577.4)	$(248.5)	$(266.7)

The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2011 and 2010 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Unrecognized prior service credit	$(2.4)	$(2.8)	$(37.1)	$(40.8)
Unrecognized net actuarial losses	2,734.8	2,380.3	86.7	101.7
Amount recognized in accumulated other comprehensive loss	$(2,732.4)	$(2,377.5)	$(49.6)	$(60.9)

The liabilities recognized on our balance sheets at December 31, 2011 and 2010 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Accrued benefit liabilities reflected in other current liabilities	$82.6	$84.6	$24.0	$26.9
Accrued benefit liabilities reflected in other long-term liabilities	750.9	492.8	224.5	239.8
Net amount of liabilities recognized at December 31,	$833.5	$577.4	$248.5	$266.7

At December 31, 2011, we had approximately $2.7 billion and $87 million of net actuarial losses for our pension and OPEB plans, respectively, and approximately $2 million and $37 million of prior service credits for our pension and OPEB plans, respectively, that have not been recognized as components of net periodic benefit costs. We expect to recognize approximately $70 million and $4 million in amortization of net actuarial losses for our pension and OPEB plans, respectively, and approximately $4 million in amortization of prior service credits for our OPEB plans in 2012. Our amortization of prior service credits for our pension plans in 2012 is not expected to be material.

Components of the net periodic benefit (income) cost of our tax-qualified noncontributory defined benefit pension plans and OPEB plans for December 31, 2011, 2010 and 2009 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2011	2010	2009	2011	2010	2009
Operating component:
Service cost	$—	$65.7	$48.3	$.2	$.2	$.2
Amortization of prior service cost	(.4)	(1.6)	(2.2)	(3.7)	(3.6)	(3.7)
Curtailment gain	—	(11.9)	—	—	—	—
Total operating component (1)	(.4)	52.2	46.1	(3.5)	(3.4)	(3.5)
Financing component:
Interest cost	312.3	299.5	316.5	16.6	17.9	21.7
Expected return on plan assets	(385.0)	(350.9)	(319.0)	(3.6)	(3.7)	(3.6)
Recognized net actuarial losses	58.3	163.3	215.8	4.9	4.6	3.4
Total financing component (1)	(14.4)	111.9	213.3	17.9	18.8	21.5
Net periodic benefit (income) cost	$(14.8)	$164.1	$259.4	$14.4	$15.4	$18.0

(1)
The operating component of this expense is allocated to our business segments and the financing component is allocated to our Corporate Financing segment.  Our Corporate Financing segment is not a business segment but is added to our business segments to reconcile to our consolidated results.  Refer to Note 19 beginning on page 108 for additional information on our business segments.

As a result of the August 31, 2010 announcement freezing the Aetna Pension Plan and related requirement to remeasure the Aetna Pension Plan's obligations and plan assets as of August 31, 2010, our pension obligation increased by approximately $743 million (due primarily to a lower discount rate), accumulated other comprehensive income decreased by approximately $836 million ($543 million after-tax), and the fair value of plan assets increased by approximately $156 million. In performing this re-measurement, we used a discount rate of 4.77%, consistent with our methodology for determining the discount rate using a yield curve, and an expected long-term rate of return of 7.50%. Additionally, as a result of this re-measurement, we revised the amortization period we use for actuarial gains and losses from 9 years to 31 years, reflecting the estimated average remaining participation period for current participants.

Our voluntary contribution of $505 million to the Aetna Pension Plan in 2010 and the higher fair value of our pension assets at December 31, 2010 also contributed to the decrease in pension expense between 2010 and 2009. The re-measurement of the Aetna Pension Plan's obligations and plan assets also resulted in $12 million of one-time curtailment gains in the third quarter of 2010.

The weighted average assumptions used to determine net periodic benefit (income) cost in 2011, 2010 and 2009 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.50%	5.67%	6.89%	5.20%	5.64%	6.92%
Expected long-term return on plan assets	7.50	8.00	8.50	5.50	5.50	5.50
Rate of increase in future compensation levels	N/A	4.51	4.51	—	—	—

We assume different health care cost trend rates for medical costs and prescription drug costs in estimating the expected costs of our OPEB plans. The assumed medical cost trend rate for 2012 is 7%, decreasing gradually to 5% by 2014. The assumed prescription drug cost trend rate for 2012 is 12%, decreasing gradually to 5% by 2019. These assumptions reflect our historical as well as expected future trends for retirees. In addition, the trend assumptions reflect factors specific to our retiree medical plan, such as plan design, cost-sharing provisions, benefits covered and the presence of subsidy caps. A one-percentage point increase in both the assumed medical cost and assumed prescription drug cost trend rates would result in an approximately $0.6 million pretax increase in the aggregate of the service and interest cost components of OPEB costs and an approximately $12 million increase in the OPEB benefit obligation. A one-percentage point decrease in both the assumed medical cost and assumed prescription drug cost trend rates would result in an approximately $0.5 million pretax decrease in the aggregate of the service and interest cost components of OPEB costs and an approximately $10 million decrease in the OPEB benefit obligation.

Our current funding strategy is to fund an amount at least equal to the minimum funding requirement as determined under applicable regulatory requirements with consideration of factors such as the maximum tax deductibility of such amounts. We do not have any mandatory contribution requirements for 2012; however, we may make a voluntary contribution of approximately $60 million to the Aetna Pension Plan in 2012. Employer contributions related to the supplemental pension and OPEB plans represent payments to retirees for current benefits. We have no plans to return any pension or OPEB plan assets to the Company in 2012.

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2011 were as follows:

(Millions)	Pension Plans	OPEB Plans
2012	$326.8	$24.0
2013	333.5	23.6
2014	341.0	23.4
2015	362.1	23.2
2016	368.6	22.9
2017-2021	1,912.6	106.0

Assets of the Aetna Pension Plan
The assets of the Aetna Pension Plan (“Pension Assets”) include debt and equity securities, common/collective trusts and real estate investments. The valuation methodologies used to price these assets are similar to the methodologies described beginning on pages 85 and 88. Pension Assets also include investments in other assets that are carried at fair value. The following is a description of the valuation methodology used to price these additional investments, including the general classification pursuant to the valuation hierarchy.

Other Assets - Other assets consist of derivatives and private equity and hedge fund limited partnerships. Derivatives are either valued with models that primarily use market observable inputs and therefore are classified as Level 2 because they are traded in markets where quoted market prices are not readily available or are classified as Level 1 because they are traded in markets where quoted market prices are readily available. The fair value of private equity and hedge fund limited partnerships are estimated based on the net asset value of the investment fund provided by the general partner or manager of the investments, the financial statements of which generally are audited. Management considers observable market data, valuation procedures in place, contributions and withdrawal restrictions collectively in validating the appropriateness of using the net asset value as a fair value measurement. Therefore, these investments are classified as Level 3.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2011 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						37-43%
U.S. government securities	$103.6	$423.9	$—	$527.5	10.3%
States, municipalities and political subdivisions	—	102.4	—	102.4	2.0%
U.S. corporate securities	—	903.5	.1	903.6	17.6%
Foreign securities	—	112.0	—	112.0	2.2%
Residential mortgage-backed securities	—	171.9	—	171.9	3.3%
Commercial mortgage-backed securities	—	37.0	—	37.0	.7%
Other asset-backed securities	—	15.3	.1	15.4	.3%
Redeemable preferred securities	—	11.8	—	11.8	.2%
Total debt securities	103.6	1,777.8	.2	1,881.6	36.6%
Equity securities and common/collective trusts:						43-53%
U.S. Domestic	1,174.2	.2	—	1,174.4	22.8%
International	620.4	—	—	620.4	12.1%
Common/collective trusts	—	774.6	—	774.6	15.1%
Domestic real estate	20.3	—	—	20.3	.4%
Total equity securities and common/collective trusts	1,814.9	774.8	—	2,589.7	50.4%
Other investments:						10-14%
Real estate	—	—	433.2	433.2	8.5%
Other assets	—	—	232.2	232.2	4.5%
Total pension investments (1)	$1,918.5	$2,552.6	$665.6	$5,136.7	100%

(1) Excludes $160.1 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						28-38%
U.S. government securities	$232.7	$30.0	$—	$262.7	5.2%
States, municipalities and political subdivisions	—	70.8	—	70.8	1.4%
U.S. corporate securities	—	673.3	—	673.3	13.2%
Foreign securities	—	76.1	—	76.1	1.5%
Residential mortgage-backed securities	—	296.0	.7	296.7	5.8%
Commercial mortgage-backed securities	—	37.5	—	37.5	.7%
Other asset-backed securities	—	36.1	—	36.1	.7%
Redeemable preferred securities	—	2.2	—	2.2	—%
Total debt securities	232.7	1,222.0	.7	1,455.4	28.5%
Equity securities and common/collective trusts:						48-58%
U.S. Domestic	1,281.1	1.8	—	1,282.9	25.1%
International	871.5	—	—	871.5	17.1%
Common/collective trusts	—	866.3	—	866.3	17.0%
Domestic real estate	31.8	—	—	31.8	.6%
Total equity securities and common/collective trusts	2,184.4	868.1	—	3,052.5	59.8%
Other investments:						10-18%
Real estate	—	—	395.3	395.3	7.7%
Other assets	—	.3	203.6	203.9	4.0%
Total pension investments (1)	$2,417.1	$2,090.4	$599.6	$5,107.1	100.0%

(1) Excludes $136.7 million of cash and cash equivalents and other receivables.

The changes in the balances of Level 3 Pension Assets during 2011 were as follows:

	2011
	Real Estate	Other	Total
Beginning balance	$395.3	$204.3	$599.6
Actual return on plan assets	49.4	14.9	64.3
Purchases, sales and settlements	(11.5)	13.9	2.4
Transfers out of Level 3	—	(.7)	(.7)
Ending balance	$433.2	$232.4	$665.6

The changes in the balances of Level 3 Pension Assets during 2010 were as follows:

	2010
	Real Estate	Other	Total
Beginning balance	$353.0	$151.4	$504.4
Actual return on plan assets	54.0	12.4	66.4
Purchases, sales and settlements	(11.7)	40.5	28.8
Transfers out of Level 3	—	—	—
Ending balance	$395.3	$204.3	$599.6

The actual and target asset allocation of the OPEB plans used at December 31, 2011 and 2010 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2011	Allocation	2010	Allocation
Equity securities	9%	5-15%	8%	5-15%
Debt securities	87%	80-90%	90%	80-90%
Real estate/other	4%	0-10%	2%	0-10%

The Aetna Pension Plan invests in a diversified mix of assets intended to maximize long-term returns while recognizing the need for adequate liquidity to meet ongoing benefit and administrative obligations. The risk of unexpected investment and actuarial outcomes is regularly evaluated. This evaluation is performed through forecasting and assessing ranges of investment outcomes over short- and long-term horizons, and by assessing the Aetna Pension Plan's liability characteristics, our financial condition and our future potential obligations from both the pension and general corporate perspectives. Complementary investment styles and techniques are utilized by multiple professional investment firms to further improve portfolio and operational risk characteristics. Public and private equity investments are used primarily to increase overall plan returns. Real estate investments are viewed favorably for their diversification benefits and above-average dividend generation. Fixed income investments provide diversification benefits and liability hedging attributes that are desirable, especially in falling interest rate environments.

Asset allocations and investment performance are formally reviewed periodically throughout the year by the plan's Benefit Finance Committee. Forecasting of asset and liability growth is performed at least annually. More thorough analyses of assets and liabilities are also performed periodically.

We have several benefit plans for retired employees currently supported by the OPEB plan assets. OPEB plan assets are directly and indirectly invested in a diversified mix of traditional asset classes, primarily high-quality fixed income securities.

Our expected return on plan assets assumption is based on many factors, including forecasted capital market real returns over a long-term horizon, forecasted inflation rates, historical compounded asset returns and patterns and correlations on those returns. Expectations for modest increases in interest rates, normal inflation trends and average capital market real returns led us to an expected return on the Pension Assets assumption of 7.50% for 2011, 8.25% for January 1, 2010 through August 31, 2010 and 7.50% for September 1, 2010 through December 31, 2010 and an expected return on OPEB plan assets assumption of 5.50% for 2011 and 5.50% for 2010. We regularly review actual asset allocations and periodically rebalance our investments to the mid-point of our targeted allocation ranges when we consider it appropriate. At December 31, 2011, our actual asset allocations were consistent with our asset allocation assumptions. Investment returns can be volatile. Although our return on plan assets is a long-term assumption, shorter-term volatility in our annual pension costs can occur if investment returns differ from the assumed rate. For example, a one-percentage point deviation from the long-term 7.50% return assumption that we will use for 2012 would impact our annual pension expense by approximately $4 million after-tax and would have a negligible effect on our annual OPEB expense.

401(k) Plan
Our employees are eligible to participate in a defined contribution retirement savings plan under which designated contributions may be invested in our common stock or certain other investments. Beginning October 2010, we increased our 401(k) contribution to provide a match of 100% of up to 6% of the eligible pay contributed by the employee. From January 1, 2010 to October 1, 2010, we matched 50% of up to 3% of the eligible pay contributed by the employee. Prior to January 1, 2010, we matched 50% of up to 6% of the eligible pay contributed by the employee. During 2011, 2010 and 2009, we made $114 million, $53 million and $49 million, respectively, in matching contributions. The matching contributions are made in cash and invested according to each participant's investment elections. The plan trustee held approximately 9 million shares of our common stock for plan participants at December 31, 2011. At December 31, 2011, approximately 34 million shares of our common stock were reserved for issuance under our 401(k) plan.

Stock-based Employee Incentive Plans	12 Months Ended
Dec. 31, 2011
Stock-based Employee Incentive Plans [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments

12.	Stock-based Employee Incentive Plans

Our stock-based employee compensation plans (collectively, the “Plans”) provide for awards of stock options, SARs, restricted stock units (“RSUs”), market stock units (“MSUs”), performance stock units (“PSUs”), deferred contingent common stock and the ability for employees to purchase common stock at a discount. At December 31, 2011, approximately 52 million common shares were available for issuance under the Plans. Executive, middle management and non-management employees may be granted stock options, SARs, RSUs, MSUs and PSUs, each of which are described below:

Stock Options and SARs - We have not granted stock options since 2005, but some remain outstanding.
Stock options were granted to purchase our common stock at or above the market price on the date of grant. SARs granted will be settled in stock, net of taxes, based on the appreciation of our stock price on the exercise date over the market price on the date of grant. SARs and stock options generally become 100% vested three years after the grant is made, with one-third vesting each year. Vested SARs and stock options may be exercised at any time during the ten years after grant, except in certain circumstances, generally related to employment termination or retirement. At the end of the ten-year period, any unexercised SARs and stock options expire.

RSUs - For each RSU granted, employees receive one share of common stock, net of taxes, at the end of the vesting period. For RSUs granted prior to 2010, the RSUs will generally become 100% vested three years after the grant is made, with one-third vesting each year. Beginning in 2010, the RSUs generally will become 100% vested approximately three years from the grant date, with one-third vesting each December.

MSUs - The number of vested MSUs (which could range from zero to 150% of the original number of units granted) is dependent on the weighted average closing price of our common stock for the thirty trading days, including the vesting date. The MSUs have an approximately two-year vesting period.

PSUs - The number of vested PSUs (which could range from zero to 200% of the original number of units granted) is dependent upon the degree to which we achieve performance goals as determined by our Board's Committee on Compensation and Organization (the “Compensation Committee”). The value of each vested PSU is equal to one share of common stock, net of taxes. The PSUs have an approximately two-year vesting period. The performance period for the 2011 and 2010 PSU grants ended on December 31, 2011 and 2010, respectively. The PSUs granted in 2011 will vest at 200% of the original number of units granted, and the PSUs granted in 2010 vested at 200% of the original number of units granted, as the Compensation Committee has determined that the underlying performance goals have been met at the maximum level. The PSUs granted in 2009 did not vest as the underlying performance metric was not achieved by December 31, 2010.

We estimate the fair value of SARs using a modified Black-Scholes option pricing model. We did not grant a material amount of SARs in 2011 or 2010. SARs granted in 2009 had a weighted average per share fair value of $11.37, using the assumptions noted in the following table:

2009
Dividend yield	.1%
Expected volatility	39.8%
Risk-free interest rate	1.8%
Expected term	4.6 years

We use historical data to estimate the period of time that stock options or SARs are expected to be outstanding. Expected volatilities are based on a weighted average of the historical volatility of our stock price and implied volatility from traded options on our stock. The risk-free interest rate for periods within the expected life of the stock option or SAR is based on the benchmark five-year U.S. Treasury rate in effect on the date of grant. The dividend yield assumption is based on our historical dividends declared.

The stock option and SAR transactions during 2011, 2010 and 2009 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options and SARs		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2009
Outstanding, beginning of year	41.9		$27.50	4.9	$347.0
Granted	5.6		32.00	—	—
Exercised	(2.5)		10.01	—	46.9
Expired or forfeited	(.9)		36.34	—	—
Outstanding, end of year	44.1		$28.88	4.7	$356.6

Exercisable, end of year	34.6		$26.16	3.7	$355.0

2010
Outstanding, beginning of year	44.1		$28.88	4.7	$356.6
Granted	—	(1)	29.20	—	—
Exercised	(5.0)		10.65	—	102.4
Expired or forfeited	(1.3)		37.32	—	—
Outstanding, end of year	37.8		$31.01	4.1	$232.9

Exercisable, end of year	33.3		$30.22	3.6	$232.1

2011
Outstanding, beginning of year	37.8		$31.01	4.1	$232.9
Granted	.1		36.87	—	—
Exercised	(10.0)		17.35	—	228.8
Expired or forfeited	(1.6)		47.95	—	—
Outstanding, end of year	26.3		$35.18	4.0	$246.3

Exercisable, end of year	24.7		$35.38	3.8	$230.6

(1) Rounds to zero.

The following is a summary of information regarding stock options and SARs outstanding and exercisable at December 31, 2011:

	Outstanding				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.00-$10.00	.5	.1	$8.94	$18.3	.5	$8.94	$18.3
10.00-20.00	5.6	1.7	16.12	146.5	5.6	16.12	146.5
20.00-30.00	.2	5.6	24.54	3.6	.2	24.57	3.3
30.00-40.00	8.4	4.9	32.89	77.9	6.8	33.06	62.5
40.00-50.00	4.7	4.5	43.24	—	4.7	43.24	—
50.00-60.00	6.9	4.6	50.51	—	6.9	50.51	—
$0.00-$60.00	26.3	4.0	$35.18	$246.3	24.7	$35.38	$230.6

The fair value of RSUs and PSUs are based on the market price of our common stock on the date of grant. Beginning in 2010, we granted MSUs to certain employees. We estimate the fair value of MSUs using a Monte Carlo simulation. MSUs granted in 2011 and 2010 had a weighted average per share fair value of $38.79 and $33.85, respectively, using the assumptions noted in the following table:

	2011	2010
Dividend yield	1.6%	.1%
Historical volatility	36.5%	58.7%
Risk-free interest rate	.6%	.9%
Initial price	$36.87	$29.20

The annualized volatility of the price of our common stock over the 22 month and two-year periods preceding the grant date was used at December 31, 2011 and 2010, respectively. The risk-free interest rate for periods within the expected life of the MSUs are based on a 22 month interpolated and two-year U.S. Treasury rate in effect on the date of grant for the the MSUs granted during 2011 and 2010, respectively. The dividend yield assumption for 2011 was based on our expected 2011 annual dividend payout and the 2010 dividend yield assumption was based on our historical dividends declared.

RSU, MSU and PSU transactions in 2011, 2010 and 2009 were as follows (number of units in millions):

	2011		2010		2009
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, and PSUs		Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year (1)	5.0	$31.16	3.1	$34.60	2.4		$42.98
Granted	3.9	37.43	3.8	29.22	1.8		30.27
Vested	(1.3)	33.34	(1.3)	34.22	(1.1)		45.11
Forfeited	(.9)	33.65	(.6)	34.78	—	(2)	38.56
RSUs, MSUs and PSUs at end of year	6.7	$33.62	5.0	$31.16	3.1		$34.60

(1)	There were no MSU transactions prior to February 2010.

(2)	Rounds to zero.

During 2011, 2010 and 2009, the following activity occurred under the Plans:

(Millions)	2011	2010	2009
Cash received from stock option exercises	$125.5	$43.2	$14.9
Intrinsic value of options/SARs exercised and stock units vested	280.7	140.3	80.9
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	98.2	49.1	27.6
Fair value of stock options, SARs and stock units vested (1)	98.5	105.7	98.7

(1)	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.

We settle our stock options, SARs and stock units with newly-issued common stock and generally utilize the proceeds from stock options to repurchase our common stock in the open market in the same period.

In 2011, 2010 and 2009 we recorded share-based compensation expense of $141 million, $110 million and $91 million, respectively, in general and administrative expenses. We also recorded related tax benefits of $47 million, $30 million and $32 million in 2011, 2010 and 2009, respectively. At December 31, 2011, $93 million of total unrecognized compensation costs related to stock options, SARs and stock units is expected to be recognized over a weighted-average period of 1.3 years.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure

13.	Income Taxes

The components of our income tax provision in 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Current taxes:
Federal	$935.8	$555.9	$657.4
State	101.0	22.8	61.2
Total current taxes	1,036.8	578.7	718.6
Deferred taxes (benefits):
Federal	50.0	288.3	(81.1)
State	5.3	10.4	(12.8)
Total deferred income taxes	55.3	298.7	(93.9)
Total income taxes	$1,092.1	$877.4	$624.7

Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2011	2010	2009
Income before income taxes	$3,077.8	$2,644.2	$1,901.2
Tax rate	35%	35%	35%
Application of the tax rate	1,077.2	925.5	665.4
Tax effect of:
Valuation allowance	—	(36.6)	(19.4)
Other, net	14.9	(11.5)	(21.3)
Income taxes	$1,092.1	$877.4	$624.7

The significant components of our net deferred tax assets at December 31, 2011 and 2010 were as follows:

(Millions)	2011	2010
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$160.6	$201.0
Employee and postretirement benefits	550.4	488.8
Investments, net	102.4	133.8
Deferred policy acquisition costs	40.6	41.9
Insurance reserves	139.8	107.2
Net operating losses	46.8	33.2
Severance and facilities	48.5	19.3
Other	83.1	71.0
Gross deferred tax assets	1,172.2	1,096.2
Less: Valuation allowance	35.7	33.0
Deferred tax assets, net of valuation allowance	1,136.5	1,063.2
Deferred tax liabilities:
Unrealized gains on investment securities	333.3	227.7
Goodwill and other acquired intangible assets	396.1	267.0
Cumulative depreciation and amortization	228.7	211.6
Total gross deferred tax liabilities	958.1	706.3
Net deferred tax assets (1)	$178.4	$356.9

(1)
Includes $387.2 million and $327.0 million classified as current assets at December 31, 2011 and 2010, respectively. Includes $208.8 million classified as long-term liabilities and $29.9 million classified as long-term assets at December 31, 2011 and 2010, respectively.

Valuation allowances are provided when we estimate that it is more likely than not that deferred tax assets will not be realized. A valuation allowance has been established on certain federal and state net operating losses and acquired credits. We base our estimates of the future realization of deferred tax assets on historic and anticipated taxable income. However, the amount of the deferred tax assets considered realizable could be adjusted in the future if we revise our estimates of anticipated taxable income.

We participate in the Compliance Assurance Process (the “CAP”) with the IRS. Under the CAP, the IRS undertakes audit procedures during the tax year and as the return is prepared for filing. The IRS has concluded its CAP audit of our 2010 tax return as well as all the prior years. We expect the IRS will conclude its CAP audit of our 2011 tax return in 2012.

We are also subject to audits by state taxing authorities for tax years from 2000 through 2010. Our 2011 income tax provision reflects a non-recurring provision related to a legacy state tax matter. We believe we carry appropriate reserves for any exposure to state tax issues.

At December 31, 2011 and 2010, we did not have material uncertain tax positions reflected in our consolidated balance sheets.

We paid net income taxes of $899 million, $674 million and $634 million in 2011, 2010 and 2009, respectively.

Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt

14.	Debt

The carrying value of our long-term debt at December 31, 2011 and 2010 was as follows:

(Millions)	2011	2010
Senior notes, 5.75%, due 2011 (1)	$—	$450.0
Senior notes, 7.875%, due 2011 (1)	—	449.9
Senior notes, 6.0%, due 2016	748.0	747.6
Senior notes, 6.5%, due 2018	499.1	498.9
Senior notes, 3.95%, due 2020	742.6	741.7
Senior notes, 4.125%, due 2021	493.4	—
Senior notes, 6.625%, due 2036	798.7	798.7
Senior notes, 6.75%, due 2037	695.9	695.7
Total long-term debt	$3,977.7	$4,382.5

(1)	The 5.75% senior notes and the 7.875% senior notes were repaid in June 2011 and March 2011, respectively. These were classified as current in the consolidated balance sheet as of December 31, 2010.

In 2011, we entered into two interest rate swaps with an aggregate notional value of $250 million. We designated these swaps as cash flow hedges against interest rate exposure related to the forecasted future issuance of fixed-rate debt. At December 31, 2011, these interest rate swaps had an aggregate fair value loss of $6 million, which was reflected in accumulated other comprehensive loss.

In May 2011, we issued $500 million of 4.125% senior notes due 2021 (the “2011 senior notes”) in anticipation of the scheduled maturity of our 5.75% senior notes due June 2011.  In the first half of 2011, prior to issuing the 2011 senior notes, we entered into two interest rate swaps with an aggregate notional value of $250 million and designated those interest rate swaps as a hedge against interest rate exposure related to the forecast issuance of that fixed-rate debt.  We terminated the swaps concurrently with issuing the 2011 senior notes and upon termination of the swaps, paid $9 million to the swap counterparty.  The related $9 million loss is recorded in accumulated other comprehensive income and is being amortized as interest expense over the ten-year life of the 2011 senior notes.

In August 2010, we issued $750 million of 3.95% senior notes due 2020 (the “2010 senior notes”) in anticipation of the 2011 scheduled maturity of certain of our senior notes. In connection with this debt issuance, we terminated five forward-starting interest rate swaps (with an aggregate notional value of $500 million) that we held as a hedge against interest rate exposure in anticipation of this issuance. Upon termination of the swaps, we paid $38 million to our counterparties, which was recorded in other comprehensive income and is being amortized as an increase to interest expense over the life of the 2010 senior notes.

At December 31, 2011, we had approximately $426 million of commercial paper outstanding with a weighted average interest rate of .38%.  At December 31, 2010, we did not have any commercial paper outstanding.

We paid $254 million, $243 million and $244 million in interest in 2011, 2010 and 2009, respectively.

At December 31, 2011, we had an unsecured $1.5 billion revolving credit agreement (the “Facility”) with several financial institutions which terminates in March 2013.  The Facility provides for the issuance of up to $200 million of letters of credit at our request, which count as usage of the available commitments under the Facility.  Upon our agreement with one or more financial institutions, we may expand the aggregate commitments under the Facility to a maximum of $2.0 billion. Various interest rate options are available under the Facility.  Any revolving borrowings mature on the termination date of the Facility.  We pay facility fees on the Facility ranging from .045% to .175% per annum, depending upon our long-term senior unsecured debt rating.  The facility fee was .06% at December 31, 2011.  The Facility contains a financial covenant that requires us to maintain a ratio of total debt to consolidated capitalization as of the end of each fiscal quarter at or below .5 to 1.0.  For this purpose, consolidated capitalization equals the sum of total shareholders’ equity, excluding any overfunded or underfunded status of our pension and OPEB plans and any net unrealized capital gains and losses, and total debt (as defined in the Facility).  We met this requirement at December 31, 2011.  There were no amounts outstanding under the Facility at any time during the year ended December 31, 2011.

Capital Stock	12 Months Ended
Dec. 31, 2011
Class of Stock Disclosures [Abstract]
Capital Stock

15.	Capital Stock

From time to time, our Board authorizes us to repurchase our common stock. The activity under Board authorized share repurchase programs in 2011, 2010 and 2009 was as follows:

		Shares Purchased
		2011		2010		2009
(Millions)	Purchase Not to Exceed	Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
September 23, 2011	$750.0	7.9	$327.8	—	$—	—	$—
May 20, 2011	750.0	19.3	750.0	—	—	—	—
December 3, 2010	750.0	17.9	735.2	.4	14.8	—	—
July 30, 2010	1,000.0	—	—	32.9	1,000.0	—	—
February 27, 2009	750.0	—	—	19.1	591.2	5.3	158.8
June 27, 2008	750.0	—	—	—	—	23.6	614.2
Total repurchases	N/A	45.1	$1,813.0	52.4	$1,606.0	28.9	$773.0

Repurchase authorization remaining at December 31,		N/A	$422.2	N/A	$735.2	N/A	$591.2

In February 2011, we announced that our Board increased our cash dividend to shareholders to $.15 per share and moved us to a quarterly dividend payment cycle. On December 2, 2011, we announced that our Board increased the Company's quarterly cash dividend to shareholders to $.175 per share.   Prior to February 2011, our policy had been to pay an annual dividend of $.04 per share.

In 2011 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 3, 2011	$.15	April 14, 2011	April 29, 2011	$57.0
May 20, 2011	.15	July 14, 2011	July 29, 2011	55.9
September 23, 2011	.15	October 13, 2011	October 28, 2011	54.3
December 2, 2011	.175	January 13, 2012	January 27, 2012	61.2

Declaration and payment of future dividends is at the discretion of our Board and may be adjusted as business needs or market conditions change.

In addition to the common stock disclosed on our balance sheets, 8 million shares of Class A voting preferred stock, $.01 par value per share, have been authorized. At December 31, 2011, there were also 368 million undesignated shares that our Board has the power to divide into such classes and series, with such voting rights, designations, preferences, limitations and special rights as our Board determines.

Dividend Restrictions and Statutory Surplus	12 Months Ended
Dec. 31, 2011
Dividend Restrictions and Statutory Surplus [Abstract]
Dividend Restrictions and Statutory Surplus
16.    Dividend Restrictions and Statutory Surplus

Our business operations are conducted through subsidiaries that principally consist of HMOs and insurance companies. In addition to general state law restrictions on payments of dividends and other distributions to shareholders applicable to all corporations, HMOs and insurance companies are subject to further regulations that, among other things, may require such companies to maintain certain levels of equity and restrict the amount of dividends and other distributions that may be paid to their parent corporations. The additional regulations applicable to our HMO and insurance company subsidiaries are not expected to affect our ability to service our debt or to pay dividends.

Under regulatory requirements at December 31, 2011, the amount of dividends that may be paid by our insurance and HMO subsidiaries without prior approval by regulatory authorities is approximately $1.6 billion in the aggregate.  There are no such restrictions on distributions from Aetna to its shareholders.  During 2011, our insurance and HMO subsidiaries paid approximately $2.5 billion of dividends to the Company.

The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2011, 2010 and 2009 for our insurance and HMO subsidiaries were as follows:

(Millions)	2011	2010	2009
Statutory net income	$1,871.7	$1,779.7	$1,308.8
Statutory capital and surplus	5,938.6	6,179.2	6,777.1

Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance Disclosures [Abstract]
Reinsurance

17.	Reinsurance

Effective October 1, 1998, we reinsured certain policyholder liabilities and obligations related to individual life insurance (in conjunction with our former parent company's sale of this business). These transactions were in the form of indemnity reinsurance arrangements, whereby the assuming companies contractually assumed certain policyholder liabilities and obligations, although we remain directly obligated to policyholders. The liability related to our obligation is recorded in future policy benefits and policyholders' funds on our balance sheets. Assets related to and supporting these policies were transferred to the assuming companies, and we recorded a reinsurance recoverable.

There is not a material difference between premiums on a written basis versus an earned basis. Reinsurance recoveries were approximately $83 million, $66 million and $56 million in 2011, 2010 and 2009, respectively. Reinsurance recoverables related to these obligations were approximately $1 billion at December 31, 2011, 2010 and 2009. At December 31, 2011 reinsurance recoverables with a carrying value of approximately $906 million were associated with three reinsurers.

During 2010 and 2011, we entered into agreements to reinsure certain Health Care insurance policies. We entered into contracts to reduce the risk of catastrophic loss which in turn reduces our statutory capital and surplus requirements. These contracts did not qualify for reinsurance accounting under GAAP, and consequently are accounted for using deposit accounting.

Effective 2011, we entered into certain three-year reinsurance agreements with unrelated insurers.  These agreements allow us to reduce our required statutory capital and provide an aggregate of $390 million of collateralized excess of loss reinsurance coverage on a portion of Aetna’s group Commercial Insured Health Care business.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

18.	Commitments and Contingencies

Guarantees
We have the following guarantee arrangements at December 31, 2011.

•
ASC Claim Funding Accounts - We have arrangements with certain banks for the processing of claim payments for our ASC customers. The banks maintain accounts to fund claims of our ASC customers. The customer is responsible for funding the amount paid by the bank each day. In these arrangements, we guarantee that the banks will not sustain losses if the responsible ASC customer does not properly fund its account. The aggregate maximum exposure under these arrangements is $250 million. We can limit our exposure to this guarantee by suspending the payment of claims for ASC customers that have not adequately funded the amount paid by the bank.

•
Indemnification Agreements - In connection with certain acquisitions and dispositions of assets and/or businesses, our various issuances of long-term debt and our reinsurance relationships with Vitality Re Limited and Vitality Re II Limited, we have incurred certain customary indemnification obligations to the applicable seller, purchaser, underwriters and/or various other participants. In general, we have agreed to indemnify the other party for certain losses relating to the assets or business that we purchased or sold or for other matters on terms that are customary for similar transactions. Certain portions of our indemnification obligations are capped at the applicable transaction price, while other arrangements are not subject to such a limit. At December 31, 2011, we do not believe that our future obligations under any of these agreements will be material to our financial position.

•
Separate Accounts assets - Certain Separate Accounts assets associated with the Large Case Pensions business represent funds maintained as a contractual requirement to fund specific pension annuities that we have guaranteed. Minimum contractual obligations underlying the guaranteed benefits in these Separate Accounts were $3.9 billion and $3.8 billion at December 31, 2011 and 2010, respectively. Refer to Note 2 beginning on page 66 for additional information on Separate Accounts. Contract holders assume all investment and mortality risk and are required to maintain Separate Accounts balances at or above a specified level. The level of required funds is a function of the risk underlying the Separate Accounts' investment strategy. If contract holders do not maintain the required level of Separate Accounts assets to meet the annuity guarantees, we would establish an additional liability. Contract holders' balances in the Separate Accounts at December 31, 2011 exceeded the value of the guaranteed benefit obligation. As a result, we were not required to maintain any additional liability for our related guarantees at December 31, 2011.

Guaranty Fund Assessments, Market Stabilization and Other Non-Voluntary Risk Sharing Pools
Under guaranty fund laws existing in all states, insurers doing business in those states can be assessed (up to prescribed limits) for certain obligations of insolvent insurance companies to policyholders and claimants. The health insurance guaranty associations in which we participate that operate under these laws respond to insolvencies of long-term care insurers as well as health insurers.  Our assessments generally are based on a formula relating to our premiums in the state compared to the premiums of other insurers. Certain states allow assessments to be recovered as offsets to premium taxes.  Some states have similar laws relating to HMOs.  The Pennsylvania Insurance Commissioner has placed long-term care insurer Penn Treaty Network America Insurance Company and one of its subsidiaries (collectively, “Penn Treaty”) in rehabilitation, an intermediate action before insolvency, and has petitioned a state court for liquidation.  We cannot predict when a decision will be made, although we believe it is likely that the state court will rule within the next twelve months.  If Penn Treaty is declared insolvent and placed in liquidation, we and other insurers likely would be assessed over a period of years by guaranty associations for the payments the guaranty associations are required to make to Penn Treaty policyholders.  We are currently unable to predict the ultimate outcome of, or reasonably estimate the loss or range of losses resulting from, this potential insolvency because we cannot predict when the state court will render a decision, the amount of the insolvency, if any, the amount and timing of associated guaranty association assessments or the amount or availability of potential offsets, such as premium tax offsets.  It is reasonably possible that in future reporting periods we may record a liability and expense relating to Penn Treaty or other insolvencies which could have a material adverse effect on our operating results, financial position and cash flows.  While we have historically recovered more than half of guaranty fund assessments through statutorily permitted premium tax offsets, significant increases in assessments could lead to legislative and/or regulatory actions that may limit future offsets.

HMOs in certain states in which we do business are subject to assessments, including market stabilization and other risk-sharing pools, for which we are assessed charges based on incurred claims, demographic membership mix and other factors. We establish liabilities for these assessments based on applicable laws and regulations. In certain states, the ultimate assessments we pay are dependent upon our experience relative to other entities subject to the assessment and the ultimate liability is not known at the balance sheet date. While the ultimate amount of the assessment is dependent upon the experience of all pool participants, we believe we have adequate reserves to cover such assessments.

Litigation and Regulatory Proceedings
Out-of-Network Benefit Proceedings
We are named as a defendant in several purported class actions and individual lawsuits arising out of our practices related to the payment of claims for services rendered to our members by health care providers with whom we do not have a contract (“out-of-network providers”).   Among other things, these lawsuits allege that we paid too little to our health plan members and/or providers for these services, among other reasons, because of our use of data provided by Ingenix, Inc., a subsidiary of one of our competitors (“Ingenix”). Other major health insurers are the subject of similar litigation or have settled similar litigation.

Various plaintiffs who are health care providers or medical associations seek to represent nationwide classes of out-of-network providers who provided services to our members during the period from 2001 to the present.  Various plaintiffs who are members in our health plans seek to represent nationwide classes of our members who received services from out-of-network providers during the period from 2001 to the present.  Taken together, these lawsuits allege that we violated state law, the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), the Racketeer Influenced and Corrupt Organizations Act and federal antitrust laws, either acting alone or in concert with our competitors.  The purported classes seek reimbursement of all unpaid benefits, recalculation and repayment of deductible and coinsurance amounts, unspecified damages and treble damages, statutory penalties, injunctive and declaratory relief, plus interest, costs and attorneys’ fees, and seek to disqualify us from acting as a fiduciary of any benefit plan that is subject to ERISA.  Individual lawsuits that generally contain similar allegations and seek similar relief have been brought by health plan members and out-of-network providers.

The first class action case was commenced on July 30, 2007.  The federal Judicial Panel on Multi-District Litigation (the “MDL Panel”) has consolidated these class action cases in the U.S. District Court for the District of New Jersey (the “New Jersey District Court”) under the caption In re: Aetna UCR Litigation, MDL No. 2020 (“MDL 2020”).   In addition, the MDL Panel has transferred the individual lawsuits to MDL 2020.  On May 9, 2011, the New Jersey District Court dismissed the physician plaintiffs from MDL 2020 without prejudice.  The New Jersey District Court’s action followed a ruling by the United States District Court for the Southern District of Florida (the “Florida District Court”) that the physician plaintiffs were enjoined from participating in MDL 2020 due to a prior settlement and release.  The physician plaintiffs have attempted to appeal the Florida District Court’s ruling to the United States Court of Appeals for the Eleventh Circuit.

Discovery is substantially complete in MDL 2020, several motions are pending, and briefing on class certification has been completed.  The court has not set a trial date or a timetable for deciding class certification.  We intend to vigorously defend ourselves against the claims brought in these cases.

We also have received subpoenas and/or requests for documents and other information from, and been investigated by, attorneys general and other state and/or federal regulators, legislators and agencies relating to our out-of-network benefit payment practices.  It is reasonably possible that others could initiate additional litigation or additional regulatory action against us with respect to our out-of-network benefit payment practices.

CMS Actions
On June 13, 2011, the Centers for Medicare & Medicaid Services (“CMS”) lifted the intermediate sanctions it had previously imposed on us that required us to suspend the enrollment of and marketing to new members of all Aetna Medicare Advantage and Standalone Prescription Drug Plan (“PDP”) contracts.  The sanctions related to our compliance with certain Medicare Part D requirements.  We have resumed marketing our Medicare Advantage and PDP products and have been enrolling beneficiaries with effective dates on and after July 1, 2011.  CMS still is not assigning any new low income subsidy members to our PDPs at this time.  However, low income subsidy members can make their own choice to enroll in Aetna products.  As a result of these sanctions, our 2011 Medicare membership and operating results were adversely affected because we did not participate in the annual enrollment process for 2011.  We continue to cooperate fully with CMS to address residual matters identified in connection with the sanction review.

CMS regularly audits our performance to determine our compliance with CMS’s regulations, our contracts with CMS and the quality of services we provide to our Medicare members.  CMS uses various payment mechanisms to allocate and adjust premium payments to our and other companies’ Medicare plans by considering the applicable health status of Medicare members as supported by information maintained and provided by health care providers.  We collect claim and encounter data from providers and generally rely on providers to appropriately code their submissions and document their medical records.  Medicare Advantage plans and PDPs receive increased premiums for members who have certain medical conditions identified with specific health condition codes.  Federal regulators review and audit the providers’ medical records and related health condition codes that determine the members’ health status and the resulting premium payments to us.  CMS has instituted risk adjustment data validation (“RADV”) audits of various Medicare Advantage plans, including two of Aetna’s contracts for the 2007 contract year.  Although these two audits are ongoing, we do not believe that they will have a material impact on our operating results, financial position or cash flows.

We believe that the Office of the Inspector General (the “OIG”) also is auditing risk adjustment data, and we expect CMS and the OIG to continue auditing risk adjustment data for the 2007 contract year and beyond.  Aetna and other Medicare Advantage organizations have provided comments to CMS in response to CMS’s December 2010 proposed RADV sampling and payment error calculation methodology by which CMS proposes to calculate and extrapolate RADV audit payment error rates for, and determine premium refunds payable by, Medicare Advantage plans.  Our concerns with CMS’s proposed methodology include the fact that the proposed methodology does not take into account the “error rate” in the original Medicare fee-for-service data that was used to develop the risk adjustment system and that retroactive audit and payment adjustments undermine the actuarial soundness of Medicare Advantage bids.  CMS has indicated that it may make retroactive contract-level premium payment adjustments based on the results of these RADV audits, which could occur during 2012.  CMS’s premium adjustments could be implemented prior to our, or other Medicare Advantage plans, having an opportunity to appeal the audit or payment error calculation results or methodology.  We are unable to predict the ultimate outcome of CMS’s final RADV audit methodology, other audits for the 2007 contract year or subsequent contract years, the amounts of any retroactive refunds of, or prospective adjustments to, premium payments made to us, or whether any audit findings would cause a change to our method of estimating future premium revenue in bid submissions to CMS for the current or future contract years or compromise premium assumptions made in our bids for prior contract years.  Any premium refunds or adjustments resulting from regulatory audits, including those resulting from CMS’s selection of its final RADV audit methodology, whether as a result of RADV or other audits by CMS or OIG or otherwise, could be material and could adversely affect our operating results, financial position and cash flows.

Other Litigation and Regulatory Proceedings
We are involved in numerous other lawsuits arising, for the most part, in the ordinary course of our business operations, including employment litigation and claims of bad faith, medical malpractice, non-compliance with state and federal regulatory regimes, marketing misconduct, failure to timely or appropriately pay medical and/or group insurance claims (including post-payment audit and collection practices), rescission of insurance coverage, improper disclosure of personal information, patent infringement and other intellectual property litigation and other litigation in our Health Care and Group Insurance businesses.  Some of these other lawsuits are or are purported to be class actions.  We intend to vigorously defend ourselves against the claims brought in these matters.

In addition, our operations, current and past business practices, current and past contracts, and accounts and other books and records are subject to routine, regular and special investigations, audits, examinations and reviews by, and from time to time we receive subpoenas and other requests for information from, CMS, the U.S. Department of Health and Human Services, various state insurance and health care regulatory authorities, state attorneys general and offices of inspector general, the Center for Consumer Information and Insurance Oversight, the Office of the Inspector General, the Office of Personnel Management, committees, subcommittees and members of the U.S. Congress, the U.S. Department of Justice, the Federal Trade Commission, U.S. attorneys and other state and federal governmental authorities.  These government actions include inquiries by, and testimony before, certain members, committees and subcommittees of the U.S. Congress regarding certain of our current and past business practices, including our overall claims processing and payment practices, our business practices with respect to our small group products, student health products or individual customers (such as market withdrawals, rating information, premium increases and medical benefit ratios), executive compensation matters and travel and entertainment expenses, as well as the investigations by, and subpoenas and requests from, attorneys general and others described above under “Out-of-Network Benefit Proceedings.”  There also continues to be heightened review by regulatory authorities of and increased litigation regarding the health care and related benefits industry’s business and reporting practices, including premium rate increases, utilization management, complaint and grievance processing, information privacy, provider network structure (including the use of performance-based networks), delegated arrangements, rescission of insurance coverage, limited benefit health products, student health products, pharmacy benefit management practices, sales practices, and claim payment practices (including payments to out-of-network providers and payments on life insurance policies).  For example, New York is one of over 35 states that are investigating life insurers' claims payment and related escheat practices, and we have received requests for information from New York, Connecticut and Minnesota with respect to our life insurance claim payment and related escheat practices.  As a leading national health and related benefits company, we regularly are the subject of such government actions.  These government actions may prevent or delay us from implementing planned premium rate increases and may result, and have resulted, in restrictions on our business, changes to or clarifications of our business practices, retroactive adjustments to premiums, refunds or other payments to members, beneficiaries or states, assessments of damages, civil or criminal fines or penalties, or other sanctions, including the possible loss of licensure or suspension or exclusion from participation in government programs, such as the intermediate sanctions previously imposed on us by CMS that are described above under “CMS Actions.”

Estimating the probable losses or a range of probable losses resulting from litigation, government actions and other legal proceedings is inherently difficult and requires an extensive degree of judgment, particularly where the matters involve indeterminate claims for monetary damages, may involve fines, penalties or punitive damages that are discretionary in amount, involve a large number of claimants or regulatory authorities, represent a change in regulatory policy, present novel legal theories, are in the early stages of the proceedings, are subject to appeal or could result in a change in business practices.  In addition, because most legal proceedings are resolved over long periods of time, potential losses are subject to change due to, among other things, new developments, changes in litigation strategy, the outcome of intermediate procedural and substantive rulings and other parties’ settlement posture and their evaluation of the strength or weakness of their case against us.  Except as specifically noted above under “CMS Actions” with respect to the two ongoing RADV audits for the 2007 contract year, we are currently unable to predict the ultimate outcome of, or reasonably estimate the losses or a range of losses resulting from, the matters described above, and it is reasonably possible that their outcome could be material to us.

Other Obligations
We have operating leases for office space and certain computer and other equipment. Rental expenses for these items were $133 million, $152 million and $170 million in 2011, 2010 and 2009, respectively. The future net minimum payments under non-cancelable leases for 2012 through 2016 are estimated to be $131 million, $103 million, $83 million, $50 million and $32 million, respectively.

We also have funding obligations relating to equity limited partnership investments and commercial mortgage loans. The funding requirements for equity limited partnership investments and commercial mortgage loans for 2012 through 2016 are estimated to be $133 million, $75 million, $43 million, $25 million and $17 million, respectively.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information

19.	Segment Information

Our operations are conducted in three business segments:  Health Care, Group Insurance and Large Case Pensions.  Our Corporate Financing segment is not a business segment; it is added to our business segments in order to reconcile to our consolidated results.  The Corporate Financing segment includes interest expense on our outstanding debt and the financing components of our pension and OPEB plan expense (the service cost components of this expense are allocated to our business segments).

Summarized financial information of our segment operations for 2011, 2010 and 2009 were as follows:

(Millions)	Health Care	Group Insurance	Large Case Pensions	Corporate Financing	Total Company
2011
Revenue from external customers	$30,793.9	$1,715.2	$172.0	$—	$32,681.1
Net investment income	338.2	266.0	326.6	—	930.8
Interest expense	—	—	—	246.9	246.9
Depreciation and amortization expense	442.2	5.0	—	—	447.2
Income taxes (benefits)	1,106.6	72.6	1.0	(88.1)	1,092.1
Operating earnings (loss) (1)	1,955.7	153.0	20.7	(163.7)	1,965.7
Segment assets	21,697.4	5,392.6	11,503.1	—	38,593.1
2010
Revenue from external customers	$31,023.9	$1,776.1	$162.2	$—	$32,962.2
Net investment income	418.8	275.1	362.4	—	1,056.3
Interest expense	—	—	—	254.6	254.6
Depreciation and amortization expense	437.5	6.9	—	—	444.4
Income taxes (benefits)	954.2	53.0	5.0	(134.8)	877.4
Operating earnings (loss) (1)	1,650.1	128.0	27.8	(250.5)	1,555.4
Segment assets	20,881.5	5,039.3	11,818.6	—	37,739.4
2009
Revenue from external customers	$31,631.6	$1,827.1	$183.8	$—	$33,642.5
Net investment income	392.5	274.1	369.8	—	1,036.4
Interest expense	—	—	—	243.4	243.4
Depreciation and amortization expense	409.1	6.9	—	—	416.0
Income taxes (benefits)	744.9	38.7	8.5	(167.4)	624.7
Operating earnings (loss) (1)	1,412.7	103.8	32.2	(310.8)	1,237.9
Segment assets	20,734.7	4,967.4	12,848.3	—	38,550.4

(1)	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 109.

A reconciliation of operating earnings (1) to net income in 2011, 2010 and 2009 was as follows:

(Millions)	2011	2010	2009
Operating earnings	$1,965.7	$1,555.4	$1,237.9
Net realized capital gains	109.1	183.8	55.0
Voluntary early retirement program	(89.1)	—	—
Transaction-related costs	—	(43.1)	—
Litigation-related insurance proceeds	—	101.5	24.9
Severance and facilities charge	—	(30.8)	(60.9)
ESI settlement	—	—	19.6
Net income	$1,985.7	$1,766.8	$1,276.5

(1)
In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:

•
In 2011, we announced a voluntary early retirement program.  In connection with the voluntary early retirement program, we recorded a one-time charge of $89.1 million ($137.0 million pretax) during 2011.

•
In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.

•
Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 and $24.9 million ($38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003.

•
In 2010 and 2009, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax) and $60.9 million ($93.7 million pretax), respectively. The severance and facilities charges in each year related to actions taken that year or committed to be taken in the following year.

•
In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.

Revenues from external customers by product in 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Health care premiums	$27,189.2	$27,610.6	$28,243.8
Health care fees and other revenue	3,604.7	3,413.3	3,387.8
Group life	1,036.7	1,084.9	1,095.6
Group disability	632.6	639.1	663.7
Group long-term care	45.9	52.1	67.8
Large case pensions	172.0	162.2	183.8
Total revenue from external customers (1) (2)	$32,681.1	$32,962.2	$33,642.5

(1)	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.

(2)
Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.

The following is a reconciliation of revenue from external customers to total revenues included in our statements of income in 2011, 2010 and 2009:

(Millions)	2011	2010	2009
Revenue from external customers	$32,681.1	$32,962.2	$33,642.5
Net investment income	930.8	1,056.3	1,036.4
ESI settlement (1)	—	—	30.2
Net realized capital gains	167.9	227.5	55.0
Total revenue	$33,779.8	$34,246.0	$34,764.1

(1)
In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.

Long-lived assets, which are principally within the U.S., were $557 million and $529 million at December 31, 2011 and 2010, respectively.

Discontinued Products	12 Months Ended
Dec. 31, 2011
Discontinued Products [Abstract]
Discontinued Products

20.	Discontinued Products

Prior to 1993, we sold single-premium annuities (“SPAs”) and guaranteed investment contracts (“GICs”), primarily to employer sponsored pension plans.  In 1993, we discontinued selling these products to Large Case Pensions customers, and now we refer to these products as discontinued products.

We discontinued selling these products because they were generating losses for us, and we projected that they would continue to generate losses over their life (which is currently greater than 30 years for SPAs and less than 5 years for GICs); so we established a reserve for anticipated future losses at the time of discontinuance.  This reserve represents the present value (at the risk-free rate of return at the time of discontinuance, consistent with the duration of the liabilities) of the difference between the expected cash flows from the assets supporting these products and the cash flows expected to be required to meet the obligations of the outstanding contracts.  Because we projected anticipated cash shortfalls in our discontinued products, at the time of discontinuance we established a receivable from Large Case Pensions’ continuing products (which is eliminated in consolidation).

Key assumptions in setting this reserve include future investment results, payments to retirees, mortality and retirement rates and the cost of asset management and customer service.  In 1997, we began the use of a bond default assumption to reflect historical default experience.  In 1995, we modified the mortality tables used in order to reflect a more up-to-date 1994 Uninsured Pensioner’s Mortality table.  Other than these changes, since 1993 there have been no significant changes to the assumptions underlying the reserve.

We review the adequacy of this reserve quarterly based on actual experience.  As long as our expectation of future losses remains consistent with prior projections, the results of the discontinued products are applied to the reserve and do not affect net income.  However, if actual or expected future losses are greater than we currently estimate, we may increase the reserve, which could adversely impact net income.  If actual or expected future losses are less than we currently estimate, we may decrease the reserve, which could favorably impact net income.  As a result of this review, the reserve at each of December 31, 2011 and 2010 reflects management's best estimate of anticipated future losses, and is included in future policy benefits on our balance sheet.

The activity in the reserve for anticipated future losses on discontinued products in 2011, 2010 and 2009 was as follows (pretax):

(Millions)	2011	2010	2009
Reserve, beginning of period	$884.8	$789.2	$790.4
Operating loss	(16.9)	(15.4)	(34.8)
Net realized capital gains (losses)	28.4	111.0	(8.5)
Cumulative effect of new accounting standard as of April 1, 2009 (1)	—	—	42.1
Reserve, end of period	$896.3	$884.8	$789.2

(1)
The adoption of new accounting guidance from other-than-temporary impairments of debt securities in 2009 resulted in a cumulative effect adjustment at April 1, 2009. Refer to Note 2 beginning on page 66 for additional information. This amount is not reflected in accumulated other comprehensive loss and retained earnings in our shareholders' equity since the results of discontinued products do not impact our operating results.

In 2011, our discontinued products reflected net realized capital gains, primarily attributable to gains from the sale of debt securities partially offset by losses from derivative transactions. In 2010, our discontinued products reflected net realized capital gains, primarily attributable to gains from the sale of debt securities and investment real estate. In 2009, discontinued products reflected net realized capital losses attributable to the unfavorable investment conditions that existed during the first half of 2009. During 2011, 2010 and 2009, our discontinued products also reflected operating losses. We evaluated the operating loss in 2011 against our expectations of future cash flows assumed in estimating the reserve and concluded that no adjustment to the reserve was required at December 31, 2011.

The anticipated run-off of the discontinued products reserve balance at December 31, 2011 (assuming that assets are held until maturity and that the reserve run-off is proportional to the liability run-off) is as follows:

(Millions)
2012	$47.9
2013	47.0
2014	46.0
2015	44.9
2016	43.6
Thereafter	666.9

Assets and liabilities supporting discontinued products at 2011 and 2010 were as follows: (1)

(Millions)	2011	2010
Assets:
Debt and equity securities available for sale	$2,589.7	$2,611.9
Mortgage loans	437.1	498.8
Other investments	619.2	601.6
Total investments	3,646.0	3,712.3
Other assets	130.0	90.4
Collateral received under securities loan agreements	—	35.1
Current and deferred income taxes	15.7	20.7
Receivable from continuing products (2)	523.2	492.4
Total assets	$4,314.9	$4,350.9
Liabilities:
Future policy benefits	$3,005.8	$3,162.2
Policyholders' funds	8.2	10.2
Reserve for anticipated future losses on discontinued products	896.3	884.8
Collateral payable under securities loan agreements	—	35.1
Other liabilities (3)	404.6	258.6
Total liabilities	$4,314.9	$4,350.9

(1)	Assets supporting the discontinued products are distinguished from assets supporting continuing products.

(2)	The receivable from continuing products is eliminated in consolidation.

(3)	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

The discontinued products investment portfolio has changed since inception. Mortgage loans have decreased from $5.4 billion (37% of the investment portfolio) at December 31, 1993 to $437 million (12% of the investment portfolio) at December 31, 2011. This was a result of maturities, prepayments and the securitization and sale of commercial mortgages. Also, real estate decreased from $500 million (4% of the investment portfolio) at December 31, 1993 to $67 million (2% of the investment portfolio) at December 31, 2011, primarily as a result of sales. The resulting proceeds were primarily reinvested in debt and equity securities. Over time, the then-existing mortgage loan and real estate portfolios and the reinvested proceeds have resulted in greater investment returns than we originally assumed in 1993.

At December 31, 2011, the expected run-off of the SPA and GIC liabilities, including future interest, was as follows:

(Millions)
2012	$423.4
2013	410.6
2014	387.0
2015	369.6
2016	352.4
Thereafter	4,475.5

The expected run-off of the SPA and GIC liabilities can vary from actual due to several factors, including, among other things, contract holders redeeming their contracts prior to contract maturity or additional amounts received from existing contracts. The liability expected at December 31, 1993 and actual liability balances at December 31, 2011, 2010 and 2009 for the GIC and SPA liabilities were as follows:

	Expected		Actual
(Millions)	GIC	SPA	GIC	SPA
2009	$19.1	$3,103.9	$12.1	$3,301.0
2010	18.0	2,943.5	10.2	3,162.2
2011	17.0	2,780.5	8.2	3,005.8

The GIC balances were lower than expected in each period because several contract holders redeemed their contracts prior to contract maturity. The SPA balances in each period were higher than expected because of additional amounts received under existing contracts.

The distributions on our discontinued products consisted of scheduled contract maturities, settlements and benefit payments of $412.0 million, $432.2 million and $447.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. Participant-directed withdrawals from our discontinued products were not significant in the years ended ended December 31, 2011, 2010 or 2009.  Cash required to fund these distributions was provided by earnings and scheduled payments on, and sales of, invested assets.

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Event

21.	Subsequent Events

In January 2012, we entered into three-year reinsurance agreements with Vitality Re III Limited, an unrelated insurer. The agreements allow us to reduce our required statutory capital and provide $150 million of collateralized excess of loss reinsurance coverage on a portion of Aetna's group Commercial Insured Health Care business.

On February 24, 2012, our Board declared a cash dividend of $.175 per common share that will be paid on April 27, 2012, to shareholders of record at the close of business on April 12, 2012.

Also on February 24, 2012, our Board approved a new share repurchase program that authorizes us to repurchase up to $750 million of our common stock.

Schedule I: Financial Information of Aetna Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Schedule to Financial Statements [Abstract]
Schedule I: Financial Information of Aetna Inc. (Parent Company Only)
Schedule I - Financial Information of Aetna Inc.

Aetna Inc. (Parent Company Only)
Statements of Income

	For the Years Ended December 31,
(Millions)	2011	2010	2009
Net investment income	$.8	$1.5	$2.8
Other income	.2	—	30.2
Net realized capital gains (losses)	.4	3.0	(3.5)
Total revenue	1.4	4.5	29.5
Operating expenses	157.8	(27.8)	95.8
Interest expense	246.9	254.6	243.5
Total expenses	404.7	226.8	339.3
Loss before income tax benefit and equity in earnings of affiliates, net	(403.3)	(222.3)	(309.8)
Income tax benefit	140.1	66.6	104.7
Equity in earnings of affiliates, net (1)	2,248.9	1,922.5	1,481.6
Net income	$1,985.7	$1,766.8	$1,276.5

(1)	Includes amortization of other acquired intangible assets after-tax of $78.5 million, $61.9 million and $63.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Balance Sheets

	At December 31,
(Millions)	2011	2010
Assets
Current assets:
Cash and cash equivalents	$37.6	$479.5
Investments	38.7	90.0
Other receivables	—	73.1
Dividend receivable from affiliate	425.0	—
Income taxes receivable	13.9	24.6
Deferred income taxes	49.8	50.8
Other current assets	31.9	14.3
Total current assets	596.9	732.3
Investment in affiliates (1)	15,354.4	14,293.3
Deferred income taxes	482.6	471.4
Other long-term assets	30.0	28.1
Total assets	$16,463.9	$15,525.1

Liabilities and shareholders' equity
Current liabilities:
Short-term debt	$425.9	$—
Current portion of long-term debt	—	899.9
Accrued expenses and other current liabilities	769.5	316.2
Total current liabilities	1,195.4	1,216.1
Long-term debt, less current portion	3,977.7	3,482.6
Employee benefit liabilities	1,132.2	897.1
Other long-term liabilities	38.4	38.5
Total liabilities	6,343.7	5,634.3
Shareholders' equity:
Common stock ($.01 par value; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011; 2.7 billion shares authorized and 384.4 million shares issued and
outstanding in 2010) and additional paid-in capital	962.8	651.5
Retained earnings	10,346.6	10,401.9
Accumulated other comprehensive loss	(1,189.2)	(1,162.6)
Total shareholders' equity	10,120.2	9,890.8
Total liabilities and shareholders' equity	$16,463.9	$15,525.1

(1)	Includes goodwill and other acquired intangible assets of $7.2 billion and $5.6 billion at December 31, 2011 and 2010, respectively.

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Shareholders' Equity

(Millions)	Number of Common Shares Outstanding	Common Stock and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders' Equity	Comprehensive Income
Balance at December 31, 2008	456.3	$351.2	$9,716.5	$(1,881.3)	$8,186.4
Cumulative effect of adopting new accounting
standard at April 1, 2009 (Note 2)	—	—	53.7	(53.7)	—
Comprehensive income:
Net income	—	—	1,276.5	—	1,276.5	$1,276.5
Other comprehensive income:
Net unrealized gains on securities	—	—	—	619.0	619.0
Net foreign currency and derivative gains	—	—	—	34.0	34.0
Pension and OPEB plans	—	—	—	59.0	59.0
Other comprehensive income	—	—	—	712.0	712.0	712.0
Total comprehensive income						$1,988.5
Common shares issued for benefit plans,
including tax benefits	3.4	119.2	—	—	119.2
Repurchases of common shares	(28.9)	(.3)	(772.7)	—	(773.0)
Dividends declared	—	—	(17.3)	—	(17.3)
Balance at December 31, 2009	430.8	470.1	10,256.7	(1,223.0)	9,503.8
Comprehensive income:
Net income	—	—	1,766.8	—	1,766.8	$1,766.8
Other comprehensive income:
Net unrealized gains on securities	—	—	—	114.3	114.3
Net foreign currency and derivative losses	—	—	—	(52.6)	(52.6)
Pension and OPEB plans	—	—	—	(1.3)	(1.3)
Other comprehensive income	—	—	—	60.4	60.4	60.4
Total comprehensive income						$1,827.2
Common shares issued for benefit plans,
including tax benefits	6.0	181.9	—	—	181.9
Repurchases of common shares	(52.4)	(.5)	(1,605.5)	—	(1,606.0)
Dividends declared	—	—	(16.1)	—	(16.1)
Balance at December 31, 2010	384.4	651.5	10,401.9	(1,162.6)	9,890.8
Comprehensive income:
Net income	—	—	1,985.7	—	1,985.7	$1,985.7
Other comprehensive income:
Net unrealized gains on securities	—	—	—	203.1	203.1
Net foreign currency and derivative losses	—	—	—	(6.4)	(6.4)
Pension and OPEB plans	—	—	—	(223.3)	(223.3)
Other comprehensive loss	—	—	—	(26.6)	(26.6)	(26.6)
Total comprehensive income						$1,959.1
Common shares issued for benefit plans,
including tax benefits	10.4	311.7	—	—	311.7
Repurchases of common shares	(45.1)	(.4)	(1,812.6)	—	(1,813.0)
Dividends declared	—	—	(228.4)	—	(228.4)
Balance at December 31, 2011	349.7	$962.8	$10,346.6	$(1,189.2)	$10,120.2

Refer to accompanying Notes to Financial Statements.
Aetna Inc. (Parent Company Only)
Statements of Cash Flows

	For the Years Ended December 31,
(Millions)	2011	2010	2009
Cash flows from operating activities:
Net income	$1,985.7	$1,766.8	$1,276.5
Adjustments to reconcile net income to net cash used for operating activities:
Equity earnings of affiliates (1)	(2,248.9)	(1,922.5)	(1,481.6)
Stock-based compensation expense	141.4	110.4	90.7
Net realized capital (gains) losses	(.4)	(3.0)	3.5
Net change in other assets and other liabilities	388.7	(165.9)	151.0
Net cash provided by (used for) operating activities	266.5	(214.2)	40.1
Cash flows from investing activities:
Proceeds from sales and maturities of investments	51.2	1.1	20.9
Cost of investments	—	(42.2)	(1.0)
Dividends received from affiliates, net	1,768.7	2,040.6	444.1
Cash used for acquisitions, net of cash acquired	(716.1)	—	—
Net cash provided by investing activities	1,103.8	1,999.5	464.0
Cash flows from financing activities:
Net repayment of long-term debt	(900.0)	—	—
Net issuance of long-term debt	480.1	697.8	—
Net issuance (repayment) of short-term debt	425.9	(480.8)	266.1
Common shares issued under benefit plans	125.5	43.2	14.8
Stock-based compensation tax benefits	38.5	22.5	5.1
Common shares repurchased	(1,813.0)	(1,606.0)	(773.0)
Collateral held on interest rate swaps	(2.0)	(41.7)	41.7
Dividends paid to shareholders	(167.2)	(16.1)	(17.3)
Net cash used for financing activities	(1,812.2)	(1,381.1)	(462.6)
Net (decrease) increase in cash and cash equivalents	(441.9)	404.2	41.5
Cash and cash equivalents, beginning of period	479.5	75.3	33.8
Cash and cash equivalents, end of period	$37.6	$479.5	$75.3
Supplemental cash flow information:
Interest paid	$254.0	$242.9	$244.4
Income taxes refunded	247.6	198.5	62.9

(1)	Includes amortization of other acquired intangible assets after-tax of $78.5 million, $61.9 million and $63.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Refer to accompanying Notes to Financial Statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally-accepted accounting principles (“GAAP”) and include the accounts of Aetna and the subsidiaries that we control. All significant intercompany balances have been eliminated in consolidation. The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there were no other items to disclose.

New Accounting Standards
New Accounting Standards
Recognition and Presentation of Other-Than-Temporary Impairments
Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments (“OTTI”) of debt securities. This guidance establishes new criteria for the recognition of OTTI on debt securities and also requires additional financial statement disclosure. Under this guidance an OTTI must be recognized if either a credit-related loss is deemed to have occurred or we have the intention to sell a security that is in an unrealized loss position. Refer to Notes 8 and 9 beginning on pages 78 and 84, respectively, for additional information.

Upon adoption of this new guidance, we evaluated securities held at April 1, 2009 for which a previous OTTI was recognized, and identified those securities that we did not intend to sell. As a result of this analysis, we recorded a $54 million ($83 million pretax) cumulative effect adjustment that increased retained earnings and accumulated other comprehensive loss as of April 1, 2009.

Use of Estimates, Policy
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in these consolidated financial statements and notes. We consider the following accounting estimates critical in the preparation of the accompanying consolidated financial statements: health care costs payable, other insurance liabilities, recoverability of goodwill and other acquired intangible assets, measurement of defined benefit pension and other postretirement benefit plans, other-than-temporary impairment of debt securities and revenue recognition, and allowance for estimated terminations and uncollectable accounts. We use information available to us at the time estimates are made; however, these estimates could change materially if different information or assumptions were used. Additionally, these estimates may not ultimately reflect the actual amounts of the final transactions that occur.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on-hand and debt securities with an original maturity of three months or less when purchased. The carrying value of cash equivalents approximates fair value due to the short-term maturity of these investments.

Investments
Investments
Debt and Equity Securities
Debt and equity securities consist primarily of U.S. Treasury and agency securities, mortgage-backed securities, corporate and foreign bonds and other debt and equity securities. Debt securities are classified as either current or long-term investments based on their contractual maturities unless we intend to sell an investment within the next twelve months, in which case it is classified as current on our balance sheets. We have classified our debt and equity securities as available for sale and carry them at fair value. Refer to Note 10 beginning on page 85 for additional information on how we estimate the fair value of these investments. The cost for mortgage-backed and other asset-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. We regularly review our debt and equity securities to determine whether a decline in fair value below the carrying value is other-than-temporary. When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time. Beginning April 1, 2009, we recognize an impairment on debt securities when we intend to sell a security that is in an unrealized loss position or if we determine a credit-related loss has occurred. Prior to April 1, 2009, we would recognize an impairment if we did not have the intention and ability to hold the security until it recovered its value (refer to New Accounting Standards beginning on page 67 for additional information). We do not accrue interest on debt securities when management believes the collection of interest is unlikely.

We lend certain debt and equity securities from our investment portfolio to other institutions for short periods of time. Borrowers must post cash collateral in the amount of 102% to 105% of the fair value of the loaned security. The fair value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates. The collateral is retained and invested by a lending agent according to our guidelines to generate additional income for us.

Mortgage Loans
We carry the value of our mortgage loan investments on our balance sheets at the unpaid principal balance, net of impairment reserves. A mortgage loan may be impaired when it is a problem loan (i.e., more than 60 days delinquent, in bankruptcy or in process of foreclosure), a potential problem loan (i.e., high probability of default within 3 years) or a restructured loan. For impaired loans, a specific impairment reserve is established for the difference between the recorded investment in the loan and the estimated fair value of the collateral. We apply our loan impairment policy individually to all loans in our portfolio.

The quarterly impairment evaluation described above also considers characteristics and risk factors attributable to the aggregate portfolio.  We would establish an additional allowance for loan losses if it were probable that there would be a credit loss on a group of similar mortgage loans.  We consider the following characteristics and risk factors when evaluating if a credit loss is probable:  loan to value ratios, property type (e.g., office, retail, apartment, industrial), geographic location, vacancy rates and property condition. We determined that a credit loss was not probable and did not record any additional allowance for loan losses with respect to performing mortgage loans in 2011, 2010 or 2009.

We record full or partial charge-offs of loans at the time an event occurs affecting the legal status of the loan, typically at the time of foreclosure or upon a loan modification giving rise to forgiveness of debt. Interest income on an impaired loan is accrued to the extent we deem it collectable and the loan continues to perform under its original or restructured terms. Interest income on problem loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal. Mortgage loans with a maturity date or a committed prepayment date within twelve months are classified as current on our balance sheets.

Other Investments
Other investments consist primarily of alternative investments (which are comprised of private equity and hedge fund limited partnerships), investment real estate and derivatives. We typically do not have a controlling ownership in our alternative investments, and therefore we apply the equity method of accounting for these investments. We invest in real estate for the production of income. We carry the value of our investment real estate on our balance sheets at depreciated cost, including capital additions, net of write-downs for other-than-temporary declines in fair value. Depreciation is calculated using the straight-line method based on the estimated useful life of each asset. If any of our real estate investments is considered held-for-sale, we carry it at the lower of its carrying value or fair value less estimated selling costs. We generally estimate fair value using a discounted future cash flow analysis in conjunction with comparable sales information. At the time of the sale, we record the difference between the sales price and the carrying value as a realized capital gain or loss.

We make limited use of derivatives in order to manage interest rate, foreign exchange, price risk and credit exposure. The derivatives we use consist primarily of futures contracts, forward contracts, interest rate swaps, credit default swaps, warrants and put options. Derivatives are reflected at fair value on our balance sheets.

When we enter into a derivative contract, if certain criteria are met, we may designate it as one of the following: a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment; a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability; or a foreign currency fair value or cash flow hedge.

Net Investment Income And Realized Capital Gains And Losses
Net Investment Income and Realized Capital Gains and Losses
Net investment income on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in our operating results.

Experience-rated products are products in the Large Case Pensions business where the contract holder, not us, assumes investment and other risks, subject to, among other things, minimum guarantees provided by us. The effect of investment performance on experience-rated products is allocated to contract holders' accounts daily, based on the underlying investment's experience and, therefore, does not impact our operating results (as long as minimum guarantees are not triggered).

When we discontinued the sale of our fully-guaranteed Large Case Pensions products, we established a reserve for anticipated future losses from these discontinued products and segregated the related investments. Investment performance on this separate portfolio is ultimately credited/charged to the reserve and, generally, does not impact our operating results.

Net investment income supporting Large Case Pensions' experience-rated and discontinued products is included in net investment income in our statements of income and is credited to contract holders accounts or the reserve for anticipated future losses through a charge to current and future benefits.

Realized capital gains and losses on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in our operating results. Realized capital gains and losses are determined on a specific identification basis. We reflect purchases and sales of debt and equity securities and alternative investments on the trade date. We reflect purchases and sales of mortgage loans and investment real estate on the closing date.

Realized gains and losses on investments supporting Large Case Pensions' experience-rated and discontinued products are not included in realized gains and losses in our statements of income and instead are credited directly to contract holders' accounts, in the case of experience-rated products, or allocated to the reserve for anticipated future losses established at discontinuance, in the case of discontinued products. The contract holders' accounts are reflected in policyholders' funds, and the reserve for anticipated future losses is reflected in future policy benefits on our balance sheets.

Unrealized capital gains and losses on investments supporting Health Care and Group Insurance liabilities and Large Case Pensions products (other than experience-rated and discontinued products) are reflected in shareholders' equity, net of tax, as a component of accumulated other comprehensive loss.

Unrealized capital gains and losses on investments supporting Large Case Pensions' experience-rated products are credited directly to contract holders' accounts, which are reflected in policyholders' funds on our balance sheets. Net unrealized capital gains and losses on discontinued products are reflected in other long-term liabilities on our balance sheets.

Refer to Note 20 beginning on page 110 for additional information on our discontinued products.

Reinsurance
Reinsurance
We utilize reinsurance agreements primarily to reduce our required statutory capital and to facilitate the acquisition or disposition of certain insurance contracts. Ceded reinsurance agreements permit us to recover a portion of our losses from reinsurers, although they do not discharge our primary liability as the direct insurer of the risks reinsured. Failure of reinsurers to indemnify us could result in losses; however, we do not expect charges for unrecoverable reinsurance to have a material effect on our operating results or financial position. We evaluate the financial position of our reinsurers and monitor concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of our reinsurers. At December 31, 2011, our reinsurance recoverables consisted primarily of amounts due from third parties that are rated consistent with companies that are considered to have the ability to meet their obligations.

In the normal course of business, we enter into agreements with other insurance companies under which we assume reinsurance, primarily related to our group life and health products (refer to Note 17 on page 103 for additional information). We do not transfer any portion of the financial risk associated with our HMO products to third parties, except in areas where we participate in state-mandated health insurance pools. We did not have material premiums ceded to or assumed from unrelated insurance companies in the three years ended December 31, 2011.

Goodwill
Goodwill
We evaluate goodwill for impairment (at the reporting unit level) annually, or more frequently if circumstances indicate a possible impairment, by comparing an estimate of the fair value of the applicable reporting unit to its carrying value, including goodwill. If the carrying value exceeds fair value, we compare the implied fair value of the applicable goodwill to its carrying amount to measure the amount of goodwill impairment, if any. Our reporting units with goodwill are our Health Care and Group Insurance segments. Impairments, if any, would be classified as an operating expense. There were no goodwill impairment losses recognized in any of the three years ended December 31, 2011, 2010 and 2009.

Our annual impairment tests were based on an evaluation of future discounted cash flows. These evaluations utilized the best information available to us at the time, including supportable assumptions and projections we believe are reasonable. Collectively, these evaluations were our best estimates of projected future cash flows. Our discounted cash flow evaluations used discount rates that correspond to a weighted-average cost of capital consistent with a market-participant view. The discount rates are consistent with those used for investment decisions and takes into account the specific and detailed operating plans and strategies of the Health Care and Group Insurance segments. Certain other key assumptions utilized, including changes in membership, revenue, health care costs, operating expenses and effective tax rates, are based on estimates consistent with those utilized in our annual planning process that we believe are reasonable. If we do not achieve our earnings objectives, the assumptions and estimates underlying these goodwill impairment evaluations could be adversely affected, and we may impair a portion of our goodwill, which would adversely affect our operating results in the period of impairment.

Property Plant And Equipment And Other Acquired Intangible Assets
Property and Equipment and Other Acquired Intangible Assets
We report property and equipment and other acquired intangible assets at historical cost, net of accumulated depreciation or amortization. At December 31, 2011 and 2010, the historical cost of property and equipment was approximately $1.1 billion and $1.0 billion, respectively, and the related accumulated depreciation was approximately $507 million and $473 million, respectively. Refer to Note 7 beginning on page 77 for cost and accumulated amortization associated with other acquired intangibles. We calculate depreciation and amortization primarily using the straight-line method over the estimated useful lives of the respective assets ranging from two to forty years.

As part of the acquisition of Genworth Financial, Inc.'s ("Genworth") Medicare Supplement and related blocks of in-force business we recognized an asset for the valuation of business acquired ("VOBA"). VOBA represents the present value of the future profits embedded in the acquired businesses, and was determined by estimating the net present value of future cash flows from the contracts in force at the date of acquisition. VOBA is amortized in proportion to estimated premiums arising from the acquired contracts over their expected life.

We regularly evaluate whether events or changes in circumstances indicate that the carrying value of property and equipment or other acquired intangible assets may not be recoverable. If we determine that an asset may not be recoverable, we estimate the future undiscounted cash flows expected to result from future use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, we recognize an impairment loss for the amount by which the carrying value of the asset exceeds its fair value. There were no material impairment losses recognized in the three years ended December 31, 2011, 2010 and 2009.

Separate Accounts
Separate Accounts
Separate Account assets and liabilities in the Large Case Pensions business represent funds maintained to meet specific objectives of contract holders who bear the investment risk. These assets and liabilities are carried at fair value. Net investment income and net realized capital gains and losses accrue directly to such contract holders. The assets of each account are legally segregated and are not subject to claims arising from our other businesses. Deposits, withdrawals, net investment income and net realized and net unrealized capital gains and losses on Separate Account assets are not reflected in our statements of income or cash flows. Management fees charged to contract holders are included in fees and other revenue and recognized over the period earned.

Health Care and Other Insurance Liabilities
Health Care and Other Insurance Liabilities
Health care costs payable
Health care costs payable consist principally of unpaid fee-for-service medical, dental and pharmacy claims, capitation costs and other amounts due to health care providers pursuant to risk-sharing arrangements related to Health Care's POS, PPO, HMO, Indemnity, Medicare and Medicaid products. Unpaid health care claims include our estimate of payments we will make on claims reported to us but not yet paid and for health care services rendered to members but not yet reported to us as of the balance sheet date (collectively, “IBNR”). Also included in these estimates is the cost of services that will continue to be rendered after the balance sheet date if we are obligated to pay for such services in accordance with contractual or regulatory requirements. Such estimates are developed using actuarial principles and assumptions which consider, among other things, historical and projected claim submission and processing patterns, assumed and historical medical cost trends, historical utilization of medical services, claim inventory levels, changes in membership and product mix, seasonality and other relevant factors. We reflect changes in these estimates in health care costs in our operating results in the period they are determined. Capitation costs represent contractual monthly fees paid to participating physicians and other medical providers for providing medical care, regardless of the medical services provided to the member. Approximately five percent of our health care costs related to capitated arrangements in each of the last three years. Amounts due under risk-sharing arrangements are based on the terms of the underlying contracts with the providers and consider claims experience under the contracts through the balance sheet date.

Future policy benefits
Future policy benefits consist primarily of reserves for limited payment pension and annuity contracts in the Large Case Pensions business and long-duration group life and long-term care insurance contracts in the Group Insurance business. Reserves for limited payment contracts are computed using actuarial principles that consider, among other things, assumptions reflecting anticipated mortality, retirement, expense and interest rate experience. Such assumptions generally vary by plan, year of issue and policy duration. Assumed interest rates on such contracts ranged from 2.0% to 11.3% in 2011 and from 1.8% to 11.3% in 2010. We periodically review mortality assumptions against both industry standards and our experience. Reserves for long-duration group life and long-term care contracts represent our estimate of the present value of future benefits to be paid to or on behalf of policyholders less the present value of future net premiums. Assumed interest rates on such contracts ranged from 2.5% to 8.8% in both 2011 and 2010. Our estimate of the present value of future benefits under such contracts is based upon mortality, morbidity and interest rate assumptions.

Unpaid claims
Unpaid claims consist primarily of reserves associated with certain short-duration group disability and term life insurance contracts in the Group Insurance business, including an estimate for IBNR as of the balance sheet date. Reserves associated with certain short-duration group disability and term life insurance contracts are based upon our estimate of the present value of future benefits, which is based on assumed investment yields and assumptions regarding mortality, morbidity and recoveries from the U.S. Social Security Administration. We develop our reserves for IBNR using actuarial principles and assumptions which consider, among other things, contractual requirements, claim incidence rates, claim recovery rates, seasonality and other relevant factors. We discount certain claim liabilities related to group long-term disability and premium waiver contracts. The discounted unpaid claim liabilities were $1.8 billion and $1.9 billion at December 31, 2011 and 2010, respectively. The undiscounted value of these unpaid claim liabilities was $2.6 billion at both December 31, 2011 and 2010. The discount rates generally reflect our expected investment returns for the investments supporting all incurral years of these liabilities and ranged from 3.5% to 6.0% in both 2011 and 2010. The discount rates for retrospectively-rated contracts are set at contractually specified levels. Our estimates of unpaid claims are subject to change due to changes in the underlying experience of the insurance contracts, changes in investment yields or other factors, and these changes are recorded in current and future benefits in our statements of income in the period they are determined.

Policyholders' funds
Policyholders' funds consist primarily of reserves for pension and annuity investment contracts in the Large Case Pensions business and customer funds associated with group life and health contracts in the Health Care and Group Insurance businesses. Reserves for such contracts are equal to cumulative deposits less withdrawals and charges plus credited interest thereon, net of experience-rated adjustments. In 2011, interest rates for pension and annuity investment contracts ranged from 3.8% to 8.0%, and interest rates for group life and health contracts ranged from 0% to 3.5%. In 2010, interest rates for pension and annuity investment contracts ranged from 3.5% to 11.8%, and interest rates for group life and health contracts ranged from 0% to 4.0%. Reserves for contracts subject to experience rating reflect our rights as well as the rights of policyholders and plan participants.

We review health care and insurance liabilities periodically. We reflect any necessary adjustments during the current period in operating results. While the ultimate amount of claims and related expenses are dependent on future developments, it is management's opinion that the liabilities that have been established are adequate to cover such costs. The health care and insurance liabilities that are expected to be paid within twelve months are classified as current on our balance sheets.

Premium Deficiency Reserves
We evaluate our insurance contracts to determine if it is probable that a loss will be incurred. We recognize a premium deficiency loss when it is probable that expected future claims, including maintenance costs (for example, claim processing costs), will exceed existing reserves plus anticipated future premiums and reinsurance recoveries. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts. For purposes of determining premium deficiency losses, contracts are grouped in a manner consistent with our method of acquiring, servicing and measuring the profitability of such contracts. We did not have any premium deficiency reserves at December 31, 2011 or 2010.

Health Care Contract Acquisition Costs
Health Care Contract Acquisition Costs
Health care benefits products included in the Health Care segment are cancelable by either the customer or the member monthly upon written notice. Acquisition costs related to our prepaid health care and health indemnity contracts are generally expensed as incurred.

Revenue Recognition
Revenue Recognition
Health care premiums are recognized as income in the month in which the enrollee is entitled to receive health care services. Health care premiums are reported net of an allowance for estimated terminations and uncollectable amounts. Additionally, beginning in 2011, premium revenue subject to the minimum MLR rebate requirements of Health Care Reform is recorded net of the estimated minimum MLR rebates for the current calendar year. Other premium revenue for group life, long-term care and disability products is recognized as income, net of allowances for termination and uncollectable accounts, over the term of the coverage. Other premium revenue for Large Case Pensions' limited payment pension and annuity contracts is recognized as revenue in the period received. Premiums related to unexpired contractual coverage periods are reported as unearned premiums in our balance sheets.

The balance of the allowance for estimated terminations and uncollectable accounts on premiums receivable was $73 million and $80 million at December 31, 2011 and 2010, respectively, and is reflected as a reduction of premiums receivable in our balance sheets. The balance of the allowance for uncollectable accounts on other receivables was $20 million and $26 million at December 31, 2011 and 2010, respectively, and is reflected as a reduction of other receivables in our balance sheets.

Some of our contracts allow for premiums to be adjusted to reflect actual experience or the relative health status of members. Such adjustments are reasonably estimable (based on actual experience of the customer emerging under the contract and the terms of the underlying contract) and are recognized as the experience emerges.

Fees and other revenue consists primarily of ASC fees which are received in exchange for performing certain claim processing and member services for health and disability members and are recognized as revenue over the period the service is provided. Some of our contracts include guarantees with respect to certain functions, such as customer service response time, claim processing accuracy and claim processing turnaround time, as well as certain guarantees that a plan sponsor's claim experience will fall within a certain range. With any of these guarantees, we are financially at risk if the conditions of the arrangements are not met, although the maximum amount at risk is typically limited to a percentage of the fees otherwise payable to us by the customer involved. We accrue for any such exposure when it becomes probable that an obligation has arisen under the terms of a guarantee.

In addition, fees and other revenue also include charges assessed against contract holders' funds for contract fees, participant fees and asset charges related to pension and annuity products in the Large Case Pensions business. Other amounts received on pension and annuity investment-type contracts are reflected as deposits and are not recorded as revenue. Some of our Large Case Pension contract holders have the contractual right to purchase annuities with life contingencies using the funds they maintain on deposit with us. Since these products are considered an insurance contract, when the contract holder makes this election, we treat the accumulated investment balance as a single premium and reflect it as both premiums and current and future benefits in our statements of income.

Accounting for the Medicare Part D Prescription Drug Program (“PDP”)
We were selected by the Centers for Medicare & Medicaid Services (“CMS”) to be a national provider of PDP in all 50 states to both individuals and employer groups in 2011, 2010 and 2009. Under these annual contracts, CMS pays us a portion of the premium, a portion of, or a capitated fee for, catastrophic drug costs and a portion of the health care costs for low-income Medicare beneficiaries and provides a risk-sharing arrangement to limit our exposure to unexpected expenses.

We recognize premiums received from, or on behalf of, members or CMS and capitated fees as premium revenue ratably over the contract period. We expense the cost of covered prescription drugs as incurred. Costs associated with low-income Medicare beneficiaries (deductible, coinsurance, etc.) and the catastrophic drug costs paid in advance by CMS are recorded as a liability and offset health care costs when incurred. For individual PDP coverage, the risk-sharing arrangement provides a risk corridor whereby the amount we received in premiums from members and CMS based on our annual bid is compared to our actual drug costs incurred during the contract year. Based on the risk corridor provision and PDP activity-to-date, an estimated risk-sharing receivable or payable is recorded on a quarterly basis as an adjustment to premium revenue. We perform a reconciliation of the final risk-sharing, low-income subsidy and catastrophic amounts after the end of each contract year.

Allocation Of Operating Expenses
Allocation of Operating Expenses
We allocate to the business segments centrally-incurred costs associated with specific internal goods or services provided to us, such as employee services, technology services and rent, based on a reasonable method for each specific cost (such as membership, usage, headcount, compensation or square footage occupied). Interest expense on third-party borrowings and the financing components of our pension and other post-retirement benefit plan expense is not allocated to the reporting segments, since it is not used as a basis for measuring the operating performance of the segments. Such amounts are reflected in Corporate Financing in our segment financial information. Refer to Note 19 beginning on page 108 for additional information.

Income Taxes
Income Taxes
We are taxed at the statutory corporate income tax rates after adjusting income reported for financial statement purposes for certain items. We recognize deferred income tax assets and liabilities for the differences between the financial and income tax reporting basis of assets and liabilities based on enacted tax rates and laws. Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. Deferred income tax expense or benefit primarily reflects the net change in deferred income tax assets and liabilities during the year.

Our current income tax provision reflects the tax results of revenues and expenses currently taxable or deductible. Penalties and interest on our tax positions are classified as a component of our income tax provision.

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
The computations of basic and diluted EPS for 2011, 2010 and 2009 are as follows:

(Millions, except per common share data)	2011	2010	2009
Net income	$1,985.7	$1,766.8	$1,276.5
Weighted average shares used to compute basic EPS	372.5	415.7	441.1
Dilutive effect of outstanding stock-based compensation awards (1)	7.7	7.2	8.4
Weighted average shares used to compute diluted EPS	380.2	422.9	449.5
Basic EPS	$5.33	$4.25	$2.89
Diluted EPS	$5.22	$4.18	$2.84

(1)
Stock-based compensation awards are not included in the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).  Approximately 12.4 million, 18.6 million and 19.3 million stock appreciation rights ("SARs") were not included in the calculation of diluted EPS for 2011, 2010 and 2009, respectively. The stock options not included in the calculation of diluted EPS for 2011 were not material. Approximately 5.7 million and 6.2 million stock options were not included in the calculation of diluted EPS for 2010 and 2009, respectively. These stock-based compensation awards were excluded from the calculation of diluted EPS because their effect was anti-dilutive.

Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Operating Expenses [Abstract]
Operating Expenses
For 2011, 2010 and 2009, selling expenses (which include broker commissions, the variable component of our internal sales force compensation and premium taxes) and general and administrative expenses were as follows:

(Millions)	2011	2010	2009
Selling expenses	$1,104.8	$1,226.6	$1,251.9
General and administrative expenses:
Salaries and related benefits (1)	3,284.3	3,076.4	2,971.8
Other general and administrative expenses (2)	2,415.3	2,216.0	2,159.3
Total general and administrative expenses (3)	5,699.6	5,292.4	5,131.1
Total operating expenses	$6,804.4	$6,519.0	$6,383.0

(1)	Includes a one-time pretax charge of $137.0 million in 2011 related to the voluntary early retirement program that we announced in July 2011.

(2)
Includes the following for 2010: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million. Includes the following for 2009: litigation-related insurance proceeds of $38.2 million.

(3)	In 2010 and 2009, we recorded severance and facilities charges of $47.4 million and $93.7 million, respectively.

Health Care Costs Payable (Tables)	12 Months Ended
Dec. 31, 2011
Health Care Costs Payable [Abstract]
Components Of Change In Health Care Costs Payable [Table Text Block]
The following table shows the components of the change in health care costs payable during 2011, 2010 and 2009:

(Millions)	2011	2010	2009
Health care costs payable, beginning of the period	$2,630.9	$2,895.3	$2,393.2
Less: Reinsurance recoverables	1.7	1.9	2.0
Health care costs payable, beginning of the period, net	2,629.2	2,893.4	2,391.2
Acquisition of businesses	89.4	—	1.1
Add: Components of incurred health care costs
Current year	22,047.9	23,045.6	24,127.2
Prior years	(394.4)	(326.0)	(66.0)
Total incurred health care costs	21,653.5	22,719.6	24,061.2
Less: Claims paid
Current year	19,642.9	20,588.5	21,401.1
Prior years	2,057.0	2,395.3	2,159.0
Total claims paid	21,699.9	22,983.8	23,560.1
Health care costs payable, end of period, net	2,672.2	2,629.2	2,893.4
Add: Reinsurance recoverables	3.3	1.7	1.9
Health care costs payable, end of the period	$2,675.5	$2,630.9	$2,895.3

Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Goodwill
The increase in goodwill in 2011 and 2010 is as follows:

(Millions)	2011	2010
Balance, beginning of the period	$5,146.4	$5,146.2
Goodwill acquired:
Prodigy (1)	446.2	—
Medicity	384.7	—
PayFlex (1)	147.4	—
Genworth (1)	51.9	—
Other (1)	27.3	.2
Balance, end of the period (2)	$6,203.9	$5,146.4

(1)	Goodwill related to these acquisitions is considered preliminary, pending the final allocation of the applicable purchase price.

(2)	At December 31, 2011 and 2010, approximately $104 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.

Other acquired intangible assets
Other acquired intangible assets at December 31, 2011 and 2010 were comprised of the following:

(Millions)	Cost	Accumulated Amortization	Net Balance	Amortization Period (Years)
2011
Provider networks	$703.2	$428.3	$274.9	12-25	(1)
Customer lists	684.3	331.7	352.6	4-14	(1)
Value of business acquired	149.0	6.3	142.7	20	(2)
Technology	129.0	24.3	104.7	5-10
Other	15.6	9.4	6.2	2-15
Definite-lived trademarks	69.0	13.8	55.2	9-20
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$1,772.4	$813.8	$958.6
2010
Provider networks	$703.2	$398.9	$304.3	12-25	(1)
Customer lists	420.4	262.6	157.8	4-10	(1)
Technology	25.3	25.0	.3	3-5
Other	17.1	16.8	.3	2-15
Definite-lived trademarks	21.0	10.5	10.5	2-15
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$1,209.3	$713.8	$495.5

(1)
The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements.  At December 31, 2011 and 2010, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists was approximately one year. Any costs related to the renewal or extension of these contracts is expensed as incurred.

(2)	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.

Estimated annual pretax amortization for other acquired intangible assets over the next five years	We estimate annual pretax amortization for other acquired intangible assets over the next five years to be as follows:

(Millions)
2012	$141.8
2013	129.2
2014	107.2
2015	91.2
2016	84.2

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Total investments
Total investments at December 31, 2011 and 2010 were as follows:

	2011			2010
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$2,168.1	$15,222.7	$17,390.8	$2,111.9	$14,849.7	$16,961.6
Mortgage loans	41.7	1,606.8	1,648.5	55.2	1,454.6	1,509.8
Other investments	2.0	1,253.7	1,255.7	2.6	1,242.0	1,244.6
Total investments	$2,211.8	$18,083.2	$20,295.0	$2,169.7	$17,546.3	$19,716.0

Debt and equity securities available for sale
Debt and equity securities available for sale at December 31, 2011 and 2010 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2011
Debt securities:
U.S. government securities	$1,394.7	$165.0	$(.4)		$1,559.3
States, municipalities and political subdivisions	2,654.9	208.5	(3.3)		2,860.1
U.S. corporate securities	6,484.0	718.2	(28.1)		7,174.1
Foreign securities	2,614.9	278.2	(38.0)		2,855.1
Residential mortgage-backed securities	849.8	51.1	(.1)		900.8
Commercial mortgage-backed securities	1,295.3	98.3	(5.8)	(1)	1,387.8
Other asset-backed securities	437.0	20.6	(3.8)	(1)	453.8
Redeemable preferred securities	164.2	12.6	(14.5)		162.3
Total debt securities	15,894.8	1,552.5	(94.0)		17,353.3
Equity securities	40.3	5.0	(7.8)		37.5
Total debt and equity securities (2)	$15,935.1	$1,557.5	$(101.8)		$17,390.8
December 31, 2010
Debt securities:
U.S. government securities	$1,293.5	$80.8	$(.6)		$1,373.7
States, municipalities and political subdivisions	2,288.8	54.4	(46.9)		2,296.3
U.S. corporate securities	6,731.5	553.0	(21.9)		7,262.6
Foreign securities	2,667.4	231.1	(21.2)		2,877.3
Residential mortgage-backed securities	1,089.2	53.6	(2.8)		1,140.0
Commercial mortgage-backed securities	1,226.4	99.5	(13.7)	(1)	1,312.2
Other asset-backed securities	447.6	21.1	(4.8)	(1)	463.9
Redeemable preferred securities	196.7	12.3	(12.7)		196.3
Total debt securities	15,941.1	1,105.8	(124.6)		16,922.3
Equity securities	35.3	5.6	(1.6)		39.3
Total debt and equity securities (2)	$15,976.4	$1,111.4	$(126.2)		$16,961.6

(1)
At December 31, 2011 and 2010, we held securities for which we recognized $10.7 million and $38.3 million, respectively, of non-credit-related impairments in other comprehensive income in the past. These securities had a net unrealized capital gain at December 31, 2011 and 2010 of $7.4 million and $3.9 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products).  At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

Fair value of debt securities by contractual maturity
The fair value of debt securities at December 31, 2011 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$924.3
One year through five years	3,041.0
After five years through ten years	5,341.3
Greater than ten years	5,304.3
Residential mortgage-backed securities	900.8
Commercial mortgage-backed securities	1,387.8
Other asset-backed securities	453.8
Total	$17,353.3

Debt and Equity Securities in an Unrealized Capital Loss Position
Summarized below are the debt and equity securities we held at December 31, 2011 and 2010 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Debt securities:
U.S. government securities	$14.0	$—	$15.1	$.4	$29.1	$.4
States, municipalities and political subdivisions	23.8	.4	68.6	2.9	92.4	3.3
U.S. corporate securities	625.5	25.7	62.4	2.4	687.9	28.1
Foreign securities	498.8	25.4	55.3	12.6	554.1	38.0
Residential mortgage-backed securities	.9	—	2.9	.1	3.8	.1
Commercial mortgage-backed securities	102.7	2.8	42.8	3.0	145.5	5.8
Other asset-backed securities	27.8	.1	3.9	3.7	31.7	3.8
Redeemable preferred securities	17.6	.9	34.5	13.6	52.1	14.5
Total debt securities	1,311.1	55.3	285.5	38.7	1,596.6	94.0
Equity securities	6.2	2.4	20.8	5.4	27.0	7.8
Total debt and equity securities (1)	$1,317.3	$57.7	$306.3	$44.1	$1,623.6	$101.8
December 31, 2010
Debt securities:
U.S. government securities	$8.4	$.2	$19.8	$.4	$28.2	$.6
States, municipalities and political subdivisions	964.9	37.6	82.7	9.3	1,047.6	46.9
U.S. corporate securities	665.8	17.0	210.2	4.9	876.0	21.9
Foreign securities	375.9	14.6	34.6	6.6	410.5	21.2
Residential mortgage-backed securities	103.7	2.6	6.6	.2	110.3	2.8
Commercial mortgage-backed securities	103.7	2.4	78.5	11.3	182.2	13.7
Other asset-backed securities	85.9	2.0	4.9	2.8	90.8	4.8
Redeemable preferred securities	4.5	—	94.3	12.7	98.8	12.7
Total debt securities	2,312.8	76.4	531.6	48.2	2,844.4	124.6
Equity securities	.5	—	9.5	1.6	10.0	1.6
Total debt and equity securities (1)	$2,313.3	$76.4	$541.1	$49.8	$2,854.4	$126.2

(1)
At December 31, 2011 and 2010, debt and equity securities in an unrealized capital loss position of $48.2 million and $38.1 million, respectively, and with related fair value of $446.1 million and $650.5 million, respectively, related to experience-rated and discontinued products.

Maturity dates for debt securities
The maturity dates for debt securities in an unrealized capital loss position at December 31, 2011 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$66.8	$1.4	$66.8	$1.4
One year through five years	49.2	1.8	298.3	9.0	347.5	10.8
After five years through ten years	155.8	7.5	400.1	15.9	555.9	23.4
Greater than ten years	187.7	30.3	257.7	18.4	445.4	48.7
Residential mortgage-backed securities	—	—	3.8	.1	3.8	.1
Commercial mortgage-backed securities	26.3	.9	119.2	4.9	145.5	5.8
Other asset-backed securities	.6	—	31.1	3.8	31.7	3.8
Total	$419.6	$40.5	$1,177.0	$53.5	$1,596.6	$94.0

Net realized capital gains (losses)
Net realized capital gains for the three years ended December 31, 2011, 2010 and 2009, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2011	2010	2009
OTTI losses on debt securities	$(10.2)	$(46.7)	$(122.1)
Portion of OTTI losses on debt securities recognized in other comprehensive income	—	14.4	27.6
Net OTTI losses on debt securities recognized in earnings	(10.2)	(32.3)	(94.5)
Net realized capital gains, excluding OTTI losses on debt securities	178.1	259.8	149.5
Net realized capital gains	$167.9	$227.5	$55.0

Proceeds and related gross realized capital gains and losses from the sale of debt securities
Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Proceeds on sales	$6,278.3	$7,663.4	$5,506.5
Gross realized capital gains	265.3	364.8	205.0
Gross realized capital losses	38.5	43.2	71.6

Activity in mortgage loan portfolio	During 2011 and 2010 we had the following activity in our mortgage loan portfolio:

(Millions)	2011	2010
New mortgage loans	$260.4	$103.3
Mortgage loans fully-repaid	70.4	129.3
Mortgage loans foreclosed	—	20.0

Mortgage loan internal credit rating
 Based upon our most recent assessment at December 31, 2011, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)
1	$95.6
2 to 4	1,426.1
5	97.1
6 and 7	29.7
Total	$1,648.5

Sources of net investment income
Sources of net investment income for 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Debt securities	$829.2	$911.8	$907.8
Mortgage loans	102.8	118.7	118.6
Other investments	29.8	56.5	38.6
Gross investment income	961.8	1,087.0	1,065.0
Less: investment expenses	(31.0)	(30.7)	(28.6)
Net investment income (1)	$930.8	$1,056.3	$1,036.4

(1)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products).  Net investment income includes $317.5 million, $344.9 million and $347.8 million for December 31, 2011, 2010 and 2009, respectively, related to investments supporting our experience-rated and discontinued products.

Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Loss) Income
Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2011, 2010 and 2009:

	Net Unrealized Gains (Losses)				Total Accumulated Other Comprehensive (Loss) Income
	Securities		Foreign Currency and Derivatives	Pension and OPEB Plans
(Millions)	Previously Impaired (1)	All Other
Balance at December 31, 2008	$—	$(229.3)	$(8.7)	$(1,643.3)	$(1,881.3)
Cumulative effect of adopting a new
accounting standard ($83.0 pretax) (2)	(5.3)	(48.4)	—	—	(53.7)
Net unrealized gains (losses) ($1,004.6 pretax)	106.3	592.4	34.4	(80.1)	653.0
Reclassification to earnings ($110.5 pretax)	(.7)	(79.0)	(.4)	139.1	59.0
Other comprehensive income	100.3	465.0	34.0	59.0	658.3
Balance at December 31, 2009	100.3	235.7	25.3	(1,584.3)	(1,223.0)
Net unrealized gains (losses) ($333.5 pretax)	42.5	327.5	(53.9)	(99.3)	216.8
Reclassification to earnings ($172.9 pretax)	(67.7)	(188.0)	1.3	98.0	(156.4)
Other comprehensive (loss) income	(25.2)	139.5	(52.6)	(1.3)	60.4
Balance at December 31, 2010	75.1	375.2	(27.3)	(1,585.6)	(1,162.6)
Net unrealized gains (losses) ($105.7 pretax)	2.4	337.2	(9.2)	(261.7)	68.7
Reclassification to earnings ($137.8 pretax)	(19.3)	(117.2)	2.8	38.4	(95.3)
Other comprehensive (loss) income	(16.9)	220.0	(6.4)	(223.3)	(26.6)
Balance at December 31, 2011	$58.2	$595.2	$(33.7)	$(1,808.9)	$(1,189.2)

(1)
Represents unrealized losses on the non-credit-related component of impaired debt securities that we do not intend to sell and subsequent appreciation in the fair value of those securities as well as those that we intend to sell.

(2)
Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 66 for additional information on the cumulative effect adjustment required.

Schedule of defined benefit plans disclosures
The components of our pension and other postretirement benefit plans ("OPEB") included the following activity in accumulated other comprehensive loss in 2011, 2010 and 2009:

	Pension Plans		OPEB Plans
	Unrecognized	Unrecognized	Unrecognized	Unrecognized
	Net Actuarial	Prior Service	Net Actuarial	Prior Service
(Millions)	Losses	Costs	Losses	Costs	Total
Balance at December 31, 2008	$(1,631.0)	$12.0	$(55.6)	$31.3	$(1,643.3)
Unrealized net losses arising during
the period ($(123.2) pretax)	(72.5)	—	(7.6)	—	(80.1)
Reclassification to earnings ($(214.0) pretax)	140.7	(1.4)	2.2	(2.4)	139.1
Balance at December 31, 2009	(1,562.8)	10.6	(61.0)	28.9	(1,584.3)
Unrealized net losses arising during
the period ($(152.8) pretax)	(91.2)	—	(8.1)	—	(99.3)
Reclassification to earnings ($(150.8) pretax)	106.1	(8.8)	3.0	(2.3)	98.0
Balance at December 31, 2010	(1,547.9)	1.8	(66.1)	26.6	(1,585.6)
Unrealized net losses arising during
the period ($(402.6) pretax)	(268.3)	—	6.6	—	(261.7)
Reclassification to earnings ($(59.1) pretax)	37.9	(.3)	3.2	(2.4)	38.4
Balance at December 31, 2011	$(1,778.3)	$1.5	$(56.3)	$24.2	$(1,808.9)

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Fair Value of Financial Assets
Financial assets and liabilities measured at fair value on a recurring basis in our balance sheets at December 31, 2011 and 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Debt securities:
U.S. government securities	$1,307.0	$252.3	$—	$1,559.3
States, municipalities and political subdivisions	—	2,858.4	1.7	2,860.1
U.S. corporate securities	—	7,122.5	51.6	7,174.1
Foreign securities	—	2,805.7	49.4	2,855.1
Residential mortgage-backed securities	—	900.8	—	900.8
Commercial mortgage-backed securities	—	1,358.3	29.5	1,387.8
Other asset-backed securities	—	419.4	34.4	453.8
Redeemable preferred securities	—	146.6	15.7	162.3
Total debt securities	1,307.0	15,864.0	182.3	17,353.3
Equity securities	.8	—	36.7	37.5
Derivatives	—	2.0	—	2.0
Total	$1,307.8	$15,866.0	$219.0	$17,392.8
Liabilities:
Derivatives	$—	$.1	$—	$.1
December 31, 2010
Assets:
Debt securities:
U.S. government securities	$1,081.0	$292.7	$—	$1,373.7
States, municipalities and political subdivisions	—	2,292.7	3.6	2,296.3
U.S. corporate securities	—	7,201.9	60.7	7,262.6
Foreign securities	—	2,822.4	54.9	2,877.3
Residential mortgage-backed securities	—	1,140.0	—	1,140.0
Commercial mortgage-backed securities	—	1,275.3	36.9	1,312.2
Other asset-backed securities	—	407.4	56.5	463.9
Redeemable preferred securities	—	178.5	17.8	196.3
Total debt securities	1,081.0	15,610.9	230.4	16,922.3
Equity securities	1.4	—	37.9	39.3
Derivatives	—	2.6	—	2.6
Total	$1,082.4	$15,613.5	$268.3	$16,964.2
Liabilities:
Derivatives	$—	$6.5	$—	$6.5

Changes in the Balances of Level 3 Financial Assets
The change in the balance of Level 3 financial assets during 2011 was as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$54.9	$36.9	$37.9	$138.6	$268.3
Net realized and unrealized capital gains (losses):
Included in earnings	1.0	3.4	—	(2.8)	1.6
Included in other comprehensive income	(.8)	1.9	—	2.2	3.3
Other (1)	(.9)	—	(6.4)	(4.2)	(11.5)
Purchases	35.1	—	5.5	22.7	63.3
Sales	(24.5)	—	(.3)	(18.0)	(42.8)
Settlements	(1.3)	(12.7)	—	(28.5)	(42.5)
Transfers out of Level 3, net	(14.1)	—	—	(6.6)	(20.7)	(2)
Ending balance	$49.4	$29.5	$36.7	$103.4	$219.0
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$—	$(.2)	$(.2)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
(2)    Gross transfers into Level 3 during 2011 include $11.1 million of Other financial assets. Gross transfers out of Level 3 during
2011 include $17.7 million of Other financial assets and $14.1 million of Foreign Securities.

The change in the balance of Level 3 financial assets during 2010 was as follows:

(Millions)	U.S. Corporate Securities	Foreign Securities	Other	Total
Beginning balance	$128.1	$199.0	$156.4	$483.5
Net realized and unrealized gains (losses):
Included in earnings	(.9)	8.2	4.1	11.4
Included in other comprehensive income	.1	(2.3)	27.1	24.9
Other (1)	(.8)	.5	(5.9)	(6.2)
Purchases, sales and settlements	(64.4)	(83.6)	(24.1)	(172.1)
Transfers out of Level 3, net	(1.4)	(66.9)	(4.9)	(73.2)
Ending balance	$60.7	$54.9	$152.7	$268.3
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$(.9)	$(.9)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

Carrying Value and Estimated Fair Value of Certain Financial Instruments
The carrying value and estimated fair value of certain of our financial instruments at December 31, 2011 and 2010 were as follows:

	2011		2010
(Millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Mortgage loans	$1,648.5	$1,703.7	$1,509.8	$1,526.1
Liabilities:
Investment contract liabilities:
With a fixed maturity	34.6	34.9	41.7	42.7
Without a fixed maturity	543.9	559.4	511.5	510.9
Long-term debt	3,977.7	4,643.1	4,382.5	4,728.9

Separate Account Financial Assets
Separate Accounts financial assets at December 31, 2011 and 2010 were as follows:

	2011				2010
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$1,079.1	$2,817.8	$—	$3,896.9	$1,059.7	$2,524.9	$56.0	$3,640.6
Equity securities	936.0	—	—	936.0	1,231.9	—	—	1,231.9
Derivatives	—	(5.0)	—	(5.0)	—	.2	—	.2
Total (1)	$2,015.1	$2,812.8	$—	$4,827.9	$2,291.6	$2,525.1	$56.0	$4,872.7

(1)	Excludes $390.3 million and $422.6 million of cash and cash equivalents and other receivables at December 31, 2011 and 2010, respectively.

Changes in Balances of Level 3 Separate Account
The change in the balance of Level 3 Separate Accounts financial assets for the years ended December 31, 2011 and 2010 was as follows:

(Millions)	Debt Securities	Real Estate		Total
Balance at December 31, 2009	$97.3	$71.4		$168.7
Total losses accrued to contract holders	(60.4)	5.2		(55.2)
Purchases, sales and settlements	19.8	.2		20.0
Transfers out of Level 3	(.7)	(76.8)	(1)	(77.5)
Balance at December 31, 2010	56.0	—		56.0
Total losses accrued to contract holders	(15.6)	—		(15.6)
Purchases	.4	—		.4
Sales	(39.7)	—		(39.7)
Transfers out of Level 3	(1.1)	—		(1.1)
Balance at December 31, 2011	$—	$—		$—

(1)	The transfers out of level 3 for 2010 primarily represent real estate Separate Accounts assets that were transitioned out of our business in the second quarter of 2010.

Pension and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Schedule Of Changes In Benefit Obligations During Period
The following table shows the changes in the benefit obligations during 2011 and 2010 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Benefit obligation, beginning of year	$5,821.2	$5,346.1	$333.3	$330.5
Service cost	—	65.7	.2	.2
Interest cost	312.3	299.5	16.6	17.9
Actuarial loss (gain)	293.6	394.3	(12.5)	10.8
Benefits paid	(296.8)	(284.4)	(24.9)	(26.1)
Benefit obligation, end of year	$6,130.3	$5,821.2	$312.7	$333.3

Schedule Of Fair Value Of Financial Assets For Pension And Postretirement Benefits
The following table reconciles the beginning and ending balances of the fair value of plan assets during 2011 and 2010 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Fair value of plan assets, beginning of year	$5,243.8	$4,394.9	$66.6	$67.9
Actual return on plan assets	265.8	604.7	1.2	2.0
Employer contributions	84.0	528.6	21.3	22.8
Benefits paid	(296.8)	(284.4)	(24.9)	(26.1)
Fair value of plan assets, end of year	$5,296.8	$5,243.8	$64.2	$66.6

Funded Status
The funded status of our pension and OPEB plans at the measurement date for 2011 and 2010 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Benefit obligation	$(6,130.3)	$(5,821.2)	$(312.7)	$(333.3)
Fair value of plan assets	5,296.8	5,243.8	64.2	66.6
Funded status	$(833.5)	$(577.4)	$(248.5)	$(266.7)

Reconciliation Of Funded Status Table
The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2011 and 2010 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Unrecognized prior service credit	$(2.4)	$(2.8)	$(37.1)	$(40.8)
Unrecognized net actuarial losses	2,734.8	2,380.3	86.7	101.7
Amount recognized in accumulated other comprehensive loss	$(2,732.4)	$(2,377.5)	$(49.6)	$(60.9)

Net Amount Of Liabilities Recognized Table
The liabilities recognized on our balance sheets at December 31, 2011 and 2010 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2011	2010	2011	2010
Accrued benefit liabilities reflected in other current liabilities	$82.6	$84.6	$24.0	$26.9
Accrued benefit liabilities reflected in other long-term liabilities	750.9	492.8	224.5	239.8
Net amount of liabilities recognized at December 31,	$833.5	$577.4	$248.5	$266.7

Schedule of Net Benefit Costs
Components of the net periodic benefit (income) cost of our tax-qualified noncontributory defined benefit pension plans and OPEB plans for December 31, 2011, 2010 and 2009 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2011	2010	2009	2011	2010	2009
Operating component:
Service cost	$—	$65.7	$48.3	$.2	$.2	$.2
Amortization of prior service cost	(.4)	(1.6)	(2.2)	(3.7)	(3.6)	(3.7)
Curtailment gain	—	(11.9)	—	—	—	—
Total operating component (1)	(.4)	52.2	46.1	(3.5)	(3.4)	(3.5)
Financing component:
Interest cost	312.3	299.5	316.5	16.6	17.9	21.7
Expected return on plan assets	(385.0)	(350.9)	(319.0)	(3.6)	(3.7)	(3.6)
Recognized net actuarial losses	58.3	163.3	215.8	4.9	4.6	3.4
Total financing component (1)	(14.4)	111.9	213.3	17.9	18.8	21.5
Net periodic benefit (income) cost	$(14.8)	$164.1	$259.4	$14.4	$15.4	$18.0

(1)
The operating component of this expense is allocated to our business segments and the financing component is allocated to our Corporate Financing segment.  Our Corporate Financing segment is not a business segment but is added to our business segments to reconcile to our consolidated results.  Refer to Note 19 beginning on page 108 for additional information on our business segments.

Weighted Average Assumptions Table
The weighted average assumptions used to determine net periodic benefit (income) cost in 2011, 2010 and 2009 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.50%	5.67%	6.89%	5.20%	5.64%	6.92%
Expected long-term return on plan assets	7.50	8.00	8.50	5.50	5.50	5.50
Rate of increase in future compensation levels	N/A	4.51	4.51	—	—	—

Expected Benefits Payments Table

Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2011 were as follows:

(Millions)	Pension Plans	OPEB Plans
2012	$326.8	$24.0
2013	333.5	23.6
2014	341.0	23.4
2015	362.1	23.2
2016	368.6	22.9
2017-2021	1,912.6	106.0

Fair Value Of Plan Assets
Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2011 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						37-43%
U.S. government securities	$103.6	$423.9	$—	$527.5	10.3%
States, municipalities and political subdivisions	—	102.4	—	102.4	2.0%
U.S. corporate securities	—	903.5	.1	903.6	17.6%
Foreign securities	—	112.0	—	112.0	2.2%
Residential mortgage-backed securities	—	171.9	—	171.9	3.3%
Commercial mortgage-backed securities	—	37.0	—	37.0	.7%
Other asset-backed securities	—	15.3	.1	15.4	.3%
Redeemable preferred securities	—	11.8	—	11.8	.2%
Total debt securities	103.6	1,777.8	.2	1,881.6	36.6%
Equity securities and common/collective trusts:						43-53%
U.S. Domestic	1,174.2	.2	—	1,174.4	22.8%
International	620.4	—	—	620.4	12.1%
Common/collective trusts	—	774.6	—	774.6	15.1%
Domestic real estate	20.3	—	—	20.3	.4%
Total equity securities and common/collective trusts	1,814.9	774.8	—	2,589.7	50.4%
Other investments:						10-14%
Real estate	—	—	433.2	433.2	8.5%
Other assets	—	—	232.2	232.2	4.5%
Total pension investments (1)	$1,918.5	$2,552.6	$665.6	$5,136.7	100%

(1) Excludes $160.1 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2010 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						28-38%
U.S. government securities	$232.7	$30.0	$—	$262.7	5.2%
States, municipalities and political subdivisions	—	70.8	—	70.8	1.4%
U.S. corporate securities	—	673.3	—	673.3	13.2%
Foreign securities	—	76.1	—	76.1	1.5%
Residential mortgage-backed securities	—	296.0	.7	296.7	5.8%
Commercial mortgage-backed securities	—	37.5	—	37.5	.7%
Other asset-backed securities	—	36.1	—	36.1	.7%
Redeemable preferred securities	—	2.2	—	2.2	—%
Total debt securities	232.7	1,222.0	.7	1,455.4	28.5%
Equity securities and common/collective trusts:						48-58%
U.S. Domestic	1,281.1	1.8	—	1,282.9	25.1%
International	871.5	—	—	871.5	17.1%
Common/collective trusts	—	866.3	—	866.3	17.0%
Domestic real estate	31.8	—	—	31.8	.6%
Total equity securities and common/collective trusts	2,184.4	868.1	—	3,052.5	59.8%
Other investments:						10-18%
Real estate	—	—	395.3	395.3	7.7%
Other assets	—	.3	203.6	203.9	4.0%
Total pension investments (1)	$2,417.1	$2,090.4	$599.6	$5,107.1	100.0%

(1) Excludes $136.7 million of cash and cash equivalents and other receivables.

Schedule of changes in the fair value of level three plan assets by asset category
The changes in the balances of Level 3 Pension Assets during 2011 were as follows:

	2011
	Real Estate	Other	Total
Beginning balance	$395.3	$204.3	$599.6
Actual return on plan assets	49.4	14.9	64.3
Purchases, sales and settlements	(11.5)	13.9	2.4
Transfers out of Level 3	—	(.7)	(.7)
Ending balance	$433.2	$232.4	$665.6

The changes in the balances of Level 3 Pension Assets during 2010 were as follows:

	2010
	Real Estate	Other	Total
Beginning balance	$353.0	$151.4	$504.4
Actual return on plan assets	54.0	12.4	66.4
Purchases, sales and settlements	(11.7)	40.5	28.8
Transfers out of Level 3	—	—	—
Ending balance	$395.3	$204.3	$599.6

Asset Allocation And Target Asset Allocation Table
The actual and target asset allocation of the OPEB plans used at December 31, 2011 and 2010 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2011	Allocation	2010	Allocation
Equity securities	9%	5-15%	8%	5-15%
Debt securities	87%	80-90%	90%	80-90%
Real estate/other	4%	0-10%	2%	0-10%

Stock-based Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based Employee Incentive Plans [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology
SARs granted in 2009 had a weighted average per share fair value of $11.37, using the assumptions noted in the following table:

2009
Dividend yield	.1%
Expected volatility	39.8%
Risk-free interest rate	1.8%
Expected term	4.6 years

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
The stock option and SAR transactions during 2011, 2010 and 2009 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options and SARs		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2009
Outstanding, beginning of year	41.9		$27.50	4.9	$347.0
Granted	5.6		32.00	—	—
Exercised	(2.5)		10.01	—	46.9
Expired or forfeited	(.9)		36.34	—	—
Outstanding, end of year	44.1		$28.88	4.7	$356.6

Exercisable, end of year	34.6		$26.16	3.7	$355.0

2010
Outstanding, beginning of year	44.1		$28.88	4.7	$356.6
Granted	—	(1)	29.20	—	—
Exercised	(5.0)		10.65	—	102.4
Expired or forfeited	(1.3)		37.32	—	—
Outstanding, end of year	37.8		$31.01	4.1	$232.9

Exercisable, end of year	33.3		$30.22	3.6	$232.1

2011
Outstanding, beginning of year	37.8		$31.01	4.1	$232.9
Granted	.1		36.87	—	—
Exercised	(10.0)		17.35	—	228.8
Expired or forfeited	(1.6)		47.95	—	—
Outstanding, end of year	26.3		$35.18	4.0	$246.3

Exercisable, end of year	24.7		$35.38	3.8	$230.6

(1) Rounds to zero.

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans And Stock Appreciation Rights By Exercise Price Range
The following is a summary of information regarding stock options and SARs outstanding and exercisable at December 31, 2011:

	Outstanding				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.00-$10.00	.5	.1	$8.94	$18.3	.5	$8.94	$18.3
10.00-20.00	5.6	1.7	16.12	146.5	5.6	16.12	146.5
20.00-30.00	.2	5.6	24.54	3.6	.2	24.57	3.3
30.00-40.00	8.4	4.9	32.89	77.9	6.8	33.06	62.5
40.00-50.00	4.7	4.5	43.24	—	4.7	43.24	—
50.00-60.00	6.9	4.6	50.51	—	6.9	50.51	—
$0.00-$60.00	26.3	4.0	$35.18	$246.3	24.7	$35.38	$230.6

Assumptions Used In Market Stock Units Granted
MSUs granted in 2011 and 2010 had a weighted average per share fair value of $38.79 and $33.85, respectively, using the assumptions noted in the following table:

	2011	2010
Dividend yield	1.6%	.1%
Historical volatility	36.5%	58.7%
Risk-free interest rate	.6%	.9%
Initial price	$36.87	$29.20

Summary Of Status Of Performance Stock Units And Restricted Stock Units
RSU, MSU and PSU transactions in 2011, 2010 and 2009 were as follows (number of units in millions):

	2011		2010		2009
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, and PSUs		Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year (1)	5.0	$31.16	3.1	$34.60	2.4		$42.98
Granted	3.9	37.43	3.8	29.22	1.8		30.27
Vested	(1.3)	33.34	(1.3)	34.22	(1.1)		45.11
Forfeited	(.9)	33.65	(.6)	34.78	—	(2)	38.56
RSUs, MSUs and PSUs at end of year	6.7	$33.62	5.0	$31.16	3.1		$34.60

(1)	There were no MSU transactions prior to February 2010.

(2)	Rounds to zero.

Activity Under Stock Option And Stock Appreciation Rights Plans
During 2011, 2010 and 2009, the following activity occurred under the Plans:

(Millions)	2011	2010	2009
Cash received from stock option exercises	$125.5	$43.2	$14.9
Intrinsic value of options/SARs exercised and stock units vested	280.7	140.3	80.9
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	98.2	49.1	27.6
Fair value of stock options, SARs and stock units vested (1)	98.5	105.7	98.7

(1)	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of our income tax provision in 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Current taxes:
Federal	$935.8	$555.9	$657.4
State	101.0	22.8	61.2
Total current taxes	1,036.8	578.7	718.6
Deferred taxes (benefits):
Federal	50.0	288.3	(81.1)
State	5.3	10.4	(12.8)
Total deferred income taxes	55.3	298.7	(93.9)
Total income taxes	$1,092.1	$877.4	$624.7

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2011	2010	2009
Income before income taxes	$3,077.8	$2,644.2	$1,901.2
Tax rate	35%	35%	35%
Application of the tax rate	1,077.2	925.5	665.4
Tax effect of:
Valuation allowance	—	(36.6)	(19.4)
Other, net	14.9	(11.5)	(21.3)
Income taxes	$1,092.1	$877.4	$624.7

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of our net deferred tax assets at December 31, 2011 and 2010 were as follows:

(Millions)	2011	2010
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$160.6	$201.0
Employee and postretirement benefits	550.4	488.8
Investments, net	102.4	133.8
Deferred policy acquisition costs	40.6	41.9
Insurance reserves	139.8	107.2
Net operating losses	46.8	33.2
Severance and facilities	48.5	19.3
Other	83.1	71.0
Gross deferred tax assets	1,172.2	1,096.2
Less: Valuation allowance	35.7	33.0
Deferred tax assets, net of valuation allowance	1,136.5	1,063.2
Deferred tax liabilities:
Unrealized gains on investment securities	333.3	227.7
Goodwill and other acquired intangible assets	396.1	267.0
Cumulative depreciation and amortization	228.7	211.6
Total gross deferred tax liabilities	958.1	706.3
Net deferred tax assets (1)	$178.4	$356.9

(1)
Includes $387.2 million and $327.0 million classified as current assets at December 31, 2011 and 2010, respectively. Includes $208.8 million classified as long-term liabilities and $29.9 million classified as long-term assets at December 31, 2011 and 2010, respectively.

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt
The carrying value of our long-term debt at December 31, 2011 and 2010 was as follows:

(Millions)	2011	2010
Senior notes, 5.75%, due 2011 (1)	$—	$450.0
Senior notes, 7.875%, due 2011 (1)	—	449.9
Senior notes, 6.0%, due 2016	748.0	747.6
Senior notes, 6.5%, due 2018	499.1	498.9
Senior notes, 3.95%, due 2020	742.6	741.7
Senior notes, 4.125%, due 2021	493.4	—
Senior notes, 6.625%, due 2036	798.7	798.7
Senior notes, 6.75%, due 2037	695.9	695.7
Total long-term debt	$3,977.7	$4,382.5

(1)	The 5.75% senior notes and the 7.875% senior notes were repaid in June 2011 and March 2011, respectively. These were classified as current in the consolidated balance sheet as of December 31, 2010.

Capital Stock (Tables)	12 Months Ended
Dec. 31, 2011
Class of Stock Disclosures [Abstract]
Schedule of Board authorizations for common stock repurchases
From time to time, our Board authorizes us to repurchase our common stock. The activity under Board authorized share repurchase programs in 2011, 2010 and 2009 was as follows:

		Shares Purchased
		2011		2010		2009
(Millions)	Purchase Not to Exceed	Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
September 23, 2011	$750.0	7.9	$327.8	—	$—	—	$—
May 20, 2011	750.0	19.3	750.0	—	—	—	—
December 3, 2010	750.0	17.9	735.2	.4	14.8	—	—
July 30, 2010	1,000.0	—	—	32.9	1,000.0	—	—
February 27, 2009	750.0	—	—	19.1	591.2	5.3	158.8
June 27, 2008	750.0	—	—	—	—	23.6	614.2
Total repurchases	N/A	45.1	$1,813.0	52.4	$1,606.0	28.9	$773.0

Repurchase authorization remaining at December 31,		N/A	$422.2	N/A	$735.2	N/A	$591.2

Dividends declared
In 2011 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 3, 2011	$.15	April 14, 2011	April 29, 2011	$57.0
May 20, 2011	.15	July 14, 2011	July 29, 2011	55.9
September 23, 2011	.15	October 13, 2011	October 28, 2011	54.3
December 2, 2011	.175	January 13, 2012	January 27, 2012	61.2

Dividend Restrictions and Statutory Surplus (Tables)	12 Months Ended
Dec. 31, 2011
Dividend Restrictions and Statutory Surplus [Abstract]
Statutory accounting practices disclosure
The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2011, 2010 and 2009 for our insurance and HMO subsidiaries were as follows:

(Millions)	2011	2010	2009
Statutory net income	$1,871.7	$1,779.7	$1,308.8
Statutory capital and surplus	5,938.6	6,179.2	6,777.1

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Summarized financial information of segments
Summarized financial information of our segment operations for 2011, 2010 and 2009 were as follows:

(Millions)	Health Care	Group Insurance	Large Case Pensions	Corporate Financing	Total Company
2011
Revenue from external customers	$30,793.9	$1,715.2	$172.0	$—	$32,681.1
Net investment income	338.2	266.0	326.6	—	930.8
Interest expense	—	—	—	246.9	246.9
Depreciation and amortization expense	442.2	5.0	—	—	447.2
Income taxes (benefits)	1,106.6	72.6	1.0	(88.1)	1,092.1
Operating earnings (loss) (1)	1,955.7	153.0	20.7	(163.7)	1,965.7
Segment assets	21,697.4	5,392.6	11,503.1	—	38,593.1
2010
Revenue from external customers	$31,023.9	$1,776.1	$162.2	$—	$32,962.2
Net investment income	418.8	275.1	362.4	—	1,056.3
Interest expense	—	—	—	254.6	254.6
Depreciation and amortization expense	437.5	6.9	—	—	444.4
Income taxes (benefits)	954.2	53.0	5.0	(134.8)	877.4
Operating earnings (loss) (1)	1,650.1	128.0	27.8	(250.5)	1,555.4
Segment assets	20,881.5	5,039.3	11,818.6	—	37,739.4
2009
Revenue from external customers	$31,631.6	$1,827.1	$183.8	$—	$33,642.5
Net investment income	392.5	274.1	369.8	—	1,036.4
Interest expense	—	—	—	243.4	243.4
Depreciation and amortization expense	409.1	6.9	—	—	416.0
Income taxes (benefits)	744.9	38.7	8.5	(167.4)	624.7
Operating earnings (loss) (1)	1,412.7	103.8	32.2	(310.8)	1,237.9
Segment assets	20,734.7	4,967.4	12,848.3	—	38,550.4

(1)	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 109.

Reconciliation of operating earnings to net income
A reconciliation of operating earnings (1) to net income in 2011, 2010 and 2009 was as follows:

(Millions)	2011	2010	2009
Operating earnings	$1,965.7	$1,555.4	$1,237.9
Net realized capital gains	109.1	183.8	55.0
Voluntary early retirement program	(89.1)	—	—
Transaction-related costs	—	(43.1)	—
Litigation-related insurance proceeds	—	101.5	24.9
Severance and facilities charge	—	(30.8)	(60.9)
ESI settlement	—	—	19.6
Net income	$1,985.7	$1,766.8	$1,276.5

(1)
In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:

•
In 2011, we announced a voluntary early retirement program.  In connection with the voluntary early retirement program, we recorded a one-time charge of $89.1 million ($137.0 million pretax) during 2011.

•
In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.

•
Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 and $24.9 million ($38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003.

•
In 2010 and 2009, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax) and $60.9 million ($93.7 million pretax), respectively. The severance and facilities charges in each year related to actions taken that year or committed to be taken in the following year.

•
In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.

Revenues from external customers by product
Revenues from external customers by product in 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Health care premiums	$27,189.2	$27,610.6	$28,243.8
Health care fees and other revenue	3,604.7	3,413.3	3,387.8
Group life	1,036.7	1,084.9	1,095.6
Group disability	632.6	639.1	663.7
Group long-term care	45.9	52.1	67.8
Large case pensions	172.0	162.2	183.8
Total revenue from external customers (1) (2)	$32,681.1	$32,962.2	$33,642.5

(1)	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.

(2)
Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.

Reconciliation of revenues from external customers to total revenues
The following is a reconciliation of revenue from external customers to total revenues included in our statements of income in 2011, 2010 and 2009:

(Millions)	2011	2010	2009
Revenue from external customers	$32,681.1	$32,962.2	$33,642.5
Net investment income	930.8	1,056.3	1,036.4
ESI settlement (1)	—	—	30.2
Net realized capital gains	167.9	227.5	55.0
Total revenue	$33,779.8	$34,246.0	$34,764.1

(1)
In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.

Discontinued Products (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Products [Abstract]
Activity in the Reserve for Anticipated Future Losses
The activity in the reserve for anticipated future losses on discontinued products in 2011, 2010 and 2009 was as follows (pretax):

(Millions)	2011	2010	2009
Reserve, beginning of period	$884.8	$789.2	$790.4
Operating loss	(16.9)	(15.4)	(34.8)
Net realized capital gains (losses)	28.4	111.0	(8.5)
Cumulative effect of new accounting standard as of April 1, 2009 (1)	—	—	42.1
Reserve, end of period	$896.3	$884.8	$789.2

(1)
The adoption of new accounting guidance from other-than-temporary impairments of debt securities in 2009 resulted in a cumulative effect adjustment at April 1, 2009. Refer to Note 2 beginning on page 66 for additional information. This amount is not reflected in accumulated other comprehensive loss and retained earnings in our shareholders' equity since the results of discontinued products do not impact our operating results.

Anticipated Runoff Of Discontinued Products Reserve Balance [Table Text Block]

The anticipated run-off of the discontinued products reserve balance at December 31, 2011 (assuming that assets are held until maturity and that the reserve run-off is proportional to the liability run-off) is as follows:

(Millions)
2012	$47.9
2013	47.0
2014	46.0
2015	44.9
2016	43.6
Thereafter	666.9

Assets and Liabilities Supporting Discontinued Products

Assets and liabilities supporting discontinued products at 2011 and 2010 were as follows: (1)

(Millions)	2011	2010
Assets:
Debt and equity securities available for sale	$2,589.7	$2,611.9
Mortgage loans	437.1	498.8
Other investments	619.2	601.6
Total investments	3,646.0	3,712.3
Other assets	130.0	90.4
Collateral received under securities loan agreements	—	35.1
Current and deferred income taxes	15.7	20.7
Receivable from continuing products (2)	523.2	492.4
Total assets	$4,314.9	$4,350.9
Liabilities:
Future policy benefits	$3,005.8	$3,162.2
Policyholders' funds	8.2	10.2
Reserve for anticipated future losses on discontinued products	896.3	884.8
Collateral payable under securities loan agreements	—	35.1
Other liabilities (3)	404.6	258.6
Total liabilities	$4,314.9	$4,350.9

(1)	Assets supporting the discontinued products are distinguished from assets supporting continuing products.

(2)	The receivable from continuing products is eliminated in consolidation.

(3)	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

Expected Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Table Text Block]	At December 31, 2011, the expected run-off of the SPA and GIC liabilities, including future interest, was as follows:

(Millions)
2012	$423.4
2013	410.6
2014	387.0
2015	369.6
2016	352.4
Thereafter	4,475.5

Comparison Of Expected And Actual Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Table Text Block]
The liability expected at December 31, 1993 and actual liability balances at December 31, 2011, 2010 and 2009 for the GIC and SPA liabilities were as follows:

	Expected		Actual
(Millions)	GIC	SPA	GIC	SPA
2009	$19.1	$3,103.9	$12.1	$3,301.0
2010	18.0	2,943.5	10.2	3,162.2
2011	17.0	2,780.5	8.2	3,005.8

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years days	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment due to other than temporary impairment new accounting standard that increased retained earnings and accumulated other comprehensive loss, pretax			$ 83,000,000
Minimum percentage of the fair value of the loaned security the borrower must post as cash collateral	102.00%
Maximum percentage of the fair value of the loaned security the borrower must post as cash collateral	105.00%
Minimum days delinquent when a loan can be considered a problem loan (in days)	60
Minimum number of years the loan is expected to have a high probability of default as a potential problem loan (in years)	3
Property, Plant and Equipment, Gross	1,100,000,000	1,000,000,000
Accumulated depreciation	507,000,000	473,000,000
Minimum estimated useful life of the respective assets (in years)	2
Maximum estimated useful life of the respective assets (in years)	40
Minimum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	2.00%	1.80%
Maximum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	11.30%	11.30%
Minimum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	2.50%	2.50%
Maximum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	8.80%	8.80%
Discounted unpaid claim liabilities related to long-term disability and premium waiver contracts	1,800,000,000	1,900,000,000
Undiscounted value of unpaid claim liabilities related to long-term disability and premium waiver contracts	2,600,000,000	2,600,000,000
Minimum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	3.50%	3.50%
Maximum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	6.00%	6.00%
Minimum interest rate for pension and annuity investment contracts (in hundredths)	3.80%	3.50%
Maximum interest rate for pension and annuity investment contracts (in hundredths)	8.00%	11.80%
Minimum interest rate for group health and life contracts (in hundredths)	0.00%	0.00%
Maximum interest rate for group health and life contracts (in hundredths)	3.50%	4.00%
FSP FAS 115-2 and FAS 124-2 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment due to other than temporary impairment new accounting standard that increased retained earnings and accumulated other comprehensive loss, after tax			54,000,000
Cumulative effect adjustment due to other than temporary impairment new accounting standard that increased retained earnings and accumulated other comprehensive loss, pretax			$ 83,000,000

Summary of Significant Accounting Policies- Valuation and Allowance (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for Uncollectible Premiums Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 73	$ 80
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 20	$ 26

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2009 Horizon Behavioral Services [Member]	Jan. 31, 2011 Medicity Inc [Member]	Jun. 30, 2011 Prodigy Health Group [Member]	Oct. 31, 2011 Genworth Financial Inc Medicare Supplement Business [Member]	Oct. 31, 2011 PayFlex [Member]
Business Acquisition [Line Items]
Acquisition price	$ 70	$ 490	$ 600	$ 225	$ 200
Goodwill related to the acquisition	56	385	446	52	147
Amount of acquired goodwill that will be tax deductible	$ 37		$ 52	$ 52

Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share, Basic and Diluted [Line Items]
Net income	$ 1,985.7		$ 1,766.8		$ 1,276.5
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average shares used to compute basic EPS (in shares)	372.5		415.7		441.1
Dilutive effect of outstanding stock-based compensation awards (in shares)	7.7	[1]	7.2	[1]	8.4	[1]
Weighted average shares used to compute diluted EPS (in shares)	380.2		422.9		449.5
Basic EPS (in dollars per share)	$ 5.33		$ 4.25		$ 2.89
Diluted EPS (in dollars per share)	$ 5.22		$ 4.18		$ 2.84
Stock Appreciation Rights [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	12.4		18.6		19.3
Stock Options [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			5.7		6.2

[1]	Stock-based compensation awards are not included in the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive). Approximately 12.4 million, 18.6 million and 19.3 million stock appreciation rights ("SARs") were not included in the calculation of diluted EPS for 2011, 2010 and 2009, respectively. The stock options not included in the calculation of diluted EPS for 2011 were not material. Approximately 5.7 million and 6.2 million stock options were not included in the calculation of diluted EPS for 2010 and 2009, respectively. These stock-based compensation awards were excluded from the calculation of diluted EPS because their effect was anti-dilutive.

Operating Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Selling expenses	$ 1,104.8		$ 1,226.6		$ 1,251.9
General and administrative expenses:
Salaries and related benefits	3,284.3	[1]	3,076.4	[1]	2,971.8	[1]
Other general and administrative expenses	2,415.3	[2]	2,216	[2]	2,159.3	[2]
Total general and administrative expenses	5,699.6	[1],[2],[3]	5,292.4	[1],[2],[3]	5,131.1	[1],[2],[3]
Total operating expenses	6,804.4		6,519		6,383
Voluntary early retirement expense (pretax)	137
Transaction Related Cost Pretax			66.2
Litigation settlement, pretax			156.3		38.2
Severence And Facilities Charge Pretax			$ 47.4		$ 93.7

[1]	Includes a one-time pretax charge of $137.0 million in 2011 related to the voluntary early retirement program that we announced in July 2011.
[2]	Includes the following for 2010: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million. Includes the following for 2009: litigation-related insurance proceeds of $38.2 million.
[3]	In 2010 and 2009, we recorded severance and facilities charges of $47.4 million and $93.7 million, respectively.

Health Care Costs Payable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Health Care Costs Payable [Abstract]
Health care costs payable, beginning of the period	$ 2,630.9	$ 2,895.3	$ 2,393.2
Less: Reinsurance recoverables	1.7	1.9	2
Health care costs payable, beginning of the period, net	2,629.2	2,893.4	2,391.2
Acquisition of businesses	89.4	0	1.1
Add: Components of incurred health care costs [Abstract]
Current year	22,047.9	23,045.6	24,127.2
Prior years	(394.4)	(326)	(66)
Total incurred health care costs	21,653.5	22,719.6	24,061.2
Less: Claims paid [Abstract]
Current year	19,642.9	20,588.5	21,401.1
Prior years	2,057	2,395.3	2,159
Total claims paid	21,699.9	22,983.8	23,560.1
Health care costs payable, end of period - net	2,672.2	2,629.2	2,893.4
Add: Reinsurance recoverables	3.3	1.7	1.9
Health care costs payable, end of period	2,675.5	2,630.9	2,895.3
Decrease in estimate of health care costs payable	394	326	66
Development of prior-years health care cost estimate	$ 207	$ 118	$ (116)

Goodwill and Other Acquired Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011 Group Insurance [Member]	Dec. 31, 2010 Group Insurance [Member]	Dec. 31, 2011 Prodigy Health Group [Member]		Dec. 31, 2010 Prodigy Health Group [Member]		Dec. 31, 2011 Medicity Inc [Member]	Dec. 31, 2010 Medicity Inc [Member]	Dec. 31, 2011 PayFlex [Member]		Dec. 31, 2010 PayFlex [Member]		Dec. 31, 2011 Genworth Financial Inc Medicare Supplement Business [Member]		Dec. 31, 2010 Genworth Financial Inc Medicare Supplement Business [Member]		Dec. 31, 2011 Other [Member]		Dec. 31, 2010 Other [Member]
Goodwill [Roll Forward]
Balance, beginning of the period	$ 6,203.9	[1]	$ 5,146.4	[1]	$ 5,146.2	$ 104	$ 104
Goodwill, Acquired During Period								446.2	[2]	0	[2]	384.7	0	147.4	[2]	0	[2]	51.9	[2]	0	[2]	27.3	[2]	0.2	[2]
Balance, end of the period	$ 6,203.9	[1]	$ 5,146.4	[1]	$ 5,146.2	$ 104	$ 104

[1]	At December 31, 2011 and 2010, approximately $104 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.
[2]	Goodwill related to these acquisitions is considered preliminary, pending the final allocation of the applicable purchase price.

Goodwill and Other Acquired Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Abstract]
Accumulated Amortization	$ 813.8		$ 713.8
Total other acquired intangible assets, gross	1,772.4		1,209.3
Other acquired intangible assets, net	958.6		495.5
Fiscal 2011 Acquisitions [Member]
Finite-Lived Intangible Assets [Abstract]
Amount of assigned intangible assets	584
Preliminary amount of assigned intangible assets	443
Trademarks Indefinite Lived [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	22.3		22.3
Accumulated Amortization	0		0
Acquired Indefinite-lived Intangible Asset, Amount	22.3		22.3
Provider networks [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	703.2		703.2
Accumulated Amortization	428.3		398.9
Net Balance	274.9		304.3
Amortization period, minimum (in years)	12	[1]	12	[1]
Amortization period, maximum (in years)	25	[1]	25	[1]
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)	1
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	3
Customer Lists [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	684.3		420.4
Accumulated Amortization	331.7		262.6
Net Balance	352.6		157.8
Amortization period, minimum (in years)	4	[1]	4	[1]
Amortization period, maximum (in years)	14	[1]	10	[1]
The number of years in the period prior to the next renewal or extension for customer lists (in years)	1
Value Of Business Acquired [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	149
Accumulated Amortization	6.3
Net Balance	142.7
Amortization period, maximum (in years)	20	[2]
Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	129		25.3
Accumulated Amortization	24.3		25
Net Balance	104.7		0.3
Amortization period, minimum (in years)	5		3
Amortization period, maximum (in years)	10		5
Other [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	15.6		17.1
Accumulated Amortization	9.4		16.8
Net Balance	6.2		0.3
Amortization period, minimum (in years)	2		2
Amortization period, maximum (in years)	15		15
Trademarks Definite Lived [Member]
Finite-Lived Intangible Assets [Abstract]
Cost	69		21
Accumulated Amortization	13.8		10.5
Net Balance	$ 55.2		$ 10.5
Amortization period, minimum (in years)	9		2
Amortization period, maximum (in years)	20		15

[1]	The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements. At December 31, 2011 and 2010, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists was approximately one year. Any costs related to the renewal or extension of these contracts is expensed as incurred.
[2]	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.

Goodwill and Other Acquired Intangible Assets - Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	$ 141.8
2013	129.2
2014	107.2
2015	91.2
2016	$ 84.2

Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total Investments [Line Items]
Current	$ 2,211.8	$ 2,169.7
Long-term investments	18,083.2	17,546.3
Total investments	20,295	19,716
Debt And Equity Securities Available For Sale [Member]
Total Investments [Line Items]
Current	2,168.1	2,111.9
Long-term investments	15,222.7	14,849.7
Total investments	17,390.8	16,961.6
Mortgage Loans [Member]
Total Investments [Line Items]
Current	41.7	55.2
Long-term investments	1,606.8	1,454.6
Total investments	1,648.5	1,509.8
Other Investments [Member]
Total Investments [Line Items]
Current	2	2.6
Long-term investments	1,253.7	1,242
Total investments	$ 1,255.7	$ 1,244.6

Investments - Debt and Equity Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	$ 15,935.1	[1]	$ 15,976.4	[1]
Gross Unrealized Gains	1,557.5	[1]	1,111.4	[1]
Gross Unrealized Losses	(101.8)	[1]	(126.2)	[1]
Fair Value	17,390.8	[1]	16,961.6	[1]
Non Credit Related Impairments	10.7		38.3
Net Unrealized Capital (Loss) Gains	7.4		3.9
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Gains	505.6		339.5
Gross Unrealized Losses	(48.2)		(38.1)
Fair Value	4,000		4,100
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	15,894.8		15,941.1
Gross Unrealized Gains	1,552.5		1,105.8
Gross Unrealized Losses	(94)		(124.6)
Fair Value	17,353.3		16,922.3
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,394.7		1,293.5
Gross Unrealized Gains	165		80.8
Gross Unrealized Losses	(0.4)		(0.6)
Fair Value	1,559.3		1,373.7
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	2,654.9		2,288.8
Gross Unrealized Gains	208.5		54.4
Gross Unrealized Losses	(3.3)		(46.9)
Fair Value	2,860.1		2,296.3
Domestic Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	6,484		6,731.5
Gross Unrealized Gains	718.2		553
Gross Unrealized Losses	(28.1)		(21.9)
Fair Value	7,174.1		7,262.6
Foreign Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	2,614.9		2,667.4
Gross Unrealized Gains	278.2		231.1
Gross Unrealized Losses	(38)		(21.2)
Fair Value	2,855.1		2,877.3
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	849.8		1,089.2
Gross Unrealized Gains	51.1		53.6
Gross Unrealized Losses	(0.1)		(2.8)
Fair Value	900.8		1,140
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,295.3		1,226.4
Gross Unrealized Gains	98.3		99.5
Gross Unrealized Losses	(5.8)	[2]	(13.7)	[2]
Fair Value	1,387.8		1,312.2
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	437		447.6
Gross Unrealized Gains	20.6		21.1
Gross Unrealized Losses	(3.8)	[2]	(4.8)	[2]
Fair Value	453.8		463.9
Redeemable Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	164.2		196.7
Gross Unrealized Gains	12.6		12.3
Gross Unrealized Losses	(14.5)		(12.7)
Fair Value	162.3		196.3
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	40.3		35.3
Gross Unrealized Gains	5		5.6
Gross Unrealized Losses	(7.8)		(1.6)
Fair Value	$ 37.5		$ 39.3

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2011 and 2010, we held securities for which we recognized $10.7 million and $38.3 million, respectively, of non-credit-related impairments in other comprehensive income in the past. These securities had a net unrealized capital gain at December 31, 2011 and 2010 of $7.4 million and $3.9 million, respectively.

Investments - Debt Securities by Maturity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 17,390.8 [1]	$ 16,961.6	[1]
Debt Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	17,353.3	16,922.3
Available-for-sale Securities With Established Maturities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Less than one year	924.3
One year through five years	3,041
After five years through ten years	5,341.3
After five years through ten years	5,304.3
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	900.8	1,140
Weighted average duration of securities	P1.6Y
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,387.8	1,312.2
Weighted average duration of securities	P3.6Y
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 453.8	$ 463.9
Weighted average duration of securities	P3.2Y

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

Investments - Unrealized Loss Position (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 1,317.3	[1]	$ 2,313.3	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	57.7	[1]	76.4	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	306.3	[1]	541.1	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	44.1	[1]	49.8	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,623.6	[2]	2,854.4	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	101.8	[2]	126.2	[2]
Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	446.1		650.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	48.2		38.1
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,311.1		2,312.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	55.3		76.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	285.5		531.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	38.7		48.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,596.6	[2]	2,844.4	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	94	[2]	124.6	[2]
Debt Securities [Member] | Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	419.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	40.5
US Government Agencies Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	14		8.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	15.1		19.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.4		0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	29.1	[2]	28.2	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.4	[2]	0.6	[2]
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	23.8		964.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.4		37.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	68.6		82.7
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2.9		9.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	92.4	[2]	1,047.6	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.3	[2]	46.9	[2]
Domestic Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	625.5		665.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	25.7		17
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	62.4		210.2
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2.4		4.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	687.9	[2]	876	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	28.1	[2]	21.9	[2]
Foreign Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	498.8		375.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	25.4		14.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	55.3		34.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	12.6		6.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	554.1	[2]	410.5	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	38	[2]	21.2	[2]
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0.9		103.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		2.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2.9		6.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0.1		0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.8	[2]	110.3	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1	[2]	2.8	[2]
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	102.7		103.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2.8		2.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	42.8		78.5
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3		11.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	145.5	[2]	182.2	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5.8	[2]	13.7	[2]
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	27.8		85.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.1		2
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3.9		4.9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	3.7		2.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	31.7	[2]	90.8	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.8	[2]	4.8	[2]
Redeemable Preferred Stock [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	17.6		4.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0.9		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	34.5		94.3
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	13.6		12.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	52.1	[2]	98.8	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	14.5	[2]	12.7	[2]
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6.2		0.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2.4		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	20.8		9.5
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	5.4		1.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	27	[2]	10	[2]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 7.8	[2]	$ 1.6	[2]

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2011 and 2010, debt and equity securities in an unrealized capital loss position of $48.2 million and $38.1 million, respectively, and with related fair value of $446.1 million and $650.5 million, respectively, related to experience-rated and discontinued products.

Investments - Unrealized Loss Position Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 101.8	[1]	$ 126.2	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,623.6	[1]	2,854.4	[1]
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	94	[1]	124.6	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,596.6	[1]	2,844.4	[1]
Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	53.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,177
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	48.2		38.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	446.1		650.5
Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	40.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	419.6
Maturing in Less than one Year [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	66.8
Maturing in Less than one Year [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	66.8
Maturing in Less than one Year [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Maturing in One Through Five Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	10.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	347.5
Maturing in One Through Five Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	298.3
Maturing in One Through Five Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	49.2
Maturing After Five Years Through Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	23.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	555.9
Maturing After Five Years Through Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	15.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	400.1
Maturing After Five Years Through Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	7.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	155.8
Maturing in Greater Than Ten Years [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	48.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	445.4
Maturing in Greater Than Ten Years [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	18.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	257.7
Maturing in Greater Than Ten Years [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	30.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	187.7
Residential Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.8
Residential Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.8
Residential Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0
Commercial Mortgage Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	5.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	145.5
Commercial Mortgage Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	4.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	119.2
Commercial Mortgage Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	26.3
Other Asset-Backed Securities [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	31.7
Other Asset-Backed Securities [Member] | Supporting Remaining Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	31.1
Other Asset-Backed Securities [Member] | Supporting Discontinued And Experience Rated Products [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 0.6

[1]	At December 31, 2011 and 2010, debt and equity securities in an unrealized capital loss position of $48.2 million and $38.1 million, respectively, and with related fair value of $446.1 million and $650.5 million, respectively, related to experience-rated and discontinued products.

Investments - Realized Gains (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Otti Losses On Securities	$ (10.2)	$ (46.7)	$ (122.1)
Portion Of Otti Losses Recognized In Other Comprehensive Income	0	14.4	27.6
Net Otti Losses On Securities Recognized In Earnings	(10.2)	(32.3)	(94.5)
Net Realized Capital Gains Losses Excluding Otti Losses On Securities	178.1	259.8	149.5
Realized Investment Gains (Losses)	167.9	227.5	55
Yield-related OTTI losses	76
Proceeds On Sales	6,278.3	7,663.4	5,506.5
Debt Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross Realized Capital Gains	265.3	364.8	205
Gross Realized Capital Losses	$ 38.5	$ 43.2	$ 71.6

Investments - Mortgage Loans (Details) (Commercial Real Estate [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Movement in Mortgage Loans on Real Estate [Roll Forward]
New mortgage loans	$ 260.4	$ 103.3
Mortgage loans fully repaid	70.4	129.3
Mortgage loans foreclosed	0	20
Mortgage Loans on Real Estate	1,648.5
Scheduled Mortgage Loan Principal Repayments [Abstract]
2012	41.7
2013	269.5
2014	102.8
2015	148.8
2016	248.2
Thereafter	844
Category 1 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	95.6
Category 2 to 4 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	1,426.1
Category 5 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	97.1
Categories 6 and 7 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	$ 29.7

Investments - Variable Interest Entities and non-controlling Interests (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	$ 18,083,200,000	$ 17,546,300,000
Noncontrolling Interest [Abstract]
Investment Holdings Partially Owned By Third Parties	71,000,000	74,000,000
Net Investment Gains Losses Related To Investment Holdings Partially Owned By Third Parties	2,000,000	4,000,000	4,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	175,000,000	153,000,000
Real Estate Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	5,100,000,000	5,100,000,000
Hedge Fund Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	$ 5,900,000,000	$ 6,100,000,000

Investments - Investment Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 961.8		$ 1,087		$ 1,065
Less: investment expenses	(31)		(30.7)		(28.6)
Net Investment Income	930.8	[1]	1,056.3	[1]	1,036.4	[1]
Debt Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	829.2		911.8		907.8
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	102.8		118.7		118.6
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	29.8		56.5		38.6
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net Investment Income	$ 317.5		$ 344.9		$ 347.8

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). Net investment income includes $317.5 million, $344.9 million and $347.8 million for December 31, 2011, 2010 and 2009, respectively, related to investments supporting our experience-rated and discontinued products

Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	$ (1,162.6)
Other comprehensive (loss) income	(26.6)	60.4		712
Balance at end of period	(1,189.2)	(1,162.6)
Cumulative Effect Of Initial Adoption Of New Accounting Principle Pretax				83
Other Comprehensive Income Loss Pretax Unrealized Net Gains Losses Arising During Period	105.7	333.5		1,004.6
Other Comprehensive Income Loss Pretax Reclassification To Earnings	137.8	172.9		110.5
Pension and OPEB Plan Unrealized Net Losses Arising During The Period Pretax	402.6	152.8		123.2
Pension and OPEB Plan Reclassification To Earnings Pretax	59.1	150.8		214
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	75.1	100.3		0	[1]
Cumulative effect of adopting a new accounting standard				(5.3)	[2]
Net unrealized gains (losses)	2.4	42.5	[1]	106.3	[1]
Reclassification to earnings	(19.3)	(67.7)	[1]	(0.7)	[1]
Other comprehensive (loss) income	16.9	25.2		(100.3)	[1]
Balance at end of period	58.2	75.1		100.3
Net Unrealized Gains (Losses) All Other Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	375.2	235.7		(229.3)
Cumulative effect of adopting a new accounting standard				(48.4)	[2]
Net unrealized gains (losses)	337.2	327.5		592.4
Reclassification to earnings	(117.2)	(188)		(79)
Other comprehensive (loss) income	(220)	(139.5)		(465)
Balance at end of period	595.2	375.2		235.7
Net Unrealized Gains (Losses) Foreign Currency And Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(27.3)	25.3		(8.7)
Cumulative effect of adopting a new accounting standard				0	[2]
Net unrealized gains (losses)	(9.2)	(53.9)		34.4
Reclassification to earnings	2.8	1.3		(0.4)
Other comprehensive (loss) income	6.4	52.6		(34)
Balance at end of period	(33.7)	(27.3)		25.3
Pension and OPEB Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,585.6)	(1,584.3)		(1,643.3)
Cumulative effect of adopting a new accounting standard
Net unrealized gains (losses)	(261.7)	(99.3)		(80.1)
Reclassification to earnings	38.4	98		139.1
Other comprehensive (loss) income	223.3	1.3		(59)
Balance at end of period	(1,808.9)	(1,585.6)		(1,584.3)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,162.6)	(1,223)		(1,881.3)
Cumulative effect of adopting a new accounting standard				(53.7)	[2]
Net unrealized gains (losses)	68.7	216.8		653
Reclassification to earnings	(95.3)	(156.4)		59
Other comprehensive (loss) income	26.6	(60.4)		(658.3)
Balance at end of period	(1,189.2)	(1,162.6)		(1,223)
Unrecognized Net Actuarial Loss [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,547.9)	(1,562.8)		(1,631)
Net unrealized gains (losses)	(268.3)	(91.2)		(72.5)
Reclassification to earnings	37.9	106.1		140.7
Balance at end of period	(1,778.3)	(1,547.9)		(1,562.8)
Unrecognized Net Actuarial Loss [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(66.1)	(61)		(55.6)
Net unrealized gains (losses)	6.6	(8.1)		(7.6)
Reclassification to earnings	3.2	3		2.2
Balance at end of period	(56.3)	(66.1)		(61)
Unrecognized Prior Service Costs [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	1.8	10.6		12
Net unrealized gains (losses)
Reclassification to earnings	(0.3)	(8.8)		(1.4)
Balance at end of period	1.5	1.8		10.6
Unrecognized Prior Service Costs [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	26.6	28.9		31.3
Net unrealized gains (losses)
Reclassification to earnings	(2.4)	(2.3)		(2.4)
Balance at end of period	$ 24.2	$ 26.6		$ 28.9

[1]	Represents unrealized losses on the non-credit-related component of impaired debt securities that we do not intend to sell and subsequent appreciation in the fair value of those securities as well as those that we intend to sell.
[2]	Effective April 1, 2009, we adopted new accounting guidance for other-than-temporary impairments of debt securities. Refer to Note 2 beginning on page 66 for additional information on the cumulative effect adjustment required.

Financial Instruments - Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 17,390.8	[1]	$ 16,961.6	[1]
Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	17,353.3		16,922.3
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,559.3		1,373.7
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,860.1		2,296.3
Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,174.1		7,262.6
Foreign Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,855.1		2,877.3
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	900.8		1,140
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,387.8		1,312.2
Other Asset-Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	453.8		463.9
Redeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	162.3		196.3
Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	37.5		39.3
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	1,307.8		1,082.4
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	2		2.6
Assets, Fair Value Disclosure	15,866		15,613.5
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0.1		6.5
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	0		0
Assets, Fair Value Disclosure	219		268.3
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets	2		2.6
Assets, Fair Value Disclosure	17,392.8		16,964.2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liabilities, Fair Value Disclosure	0.1		6.5
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,307		1,081
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	15,864		15,610.9
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	182.3		230.4
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	17,353.3		16,922.3
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,307		1,081
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	252.3		292.7
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,559.3		1,373.7
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,858.4		2,292.7
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1.7		3.6
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,860.1		2,296.3
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,122.5		7,201.9
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	51.6		60.7
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	7,174.1		7,262.6
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,805.7		2,822.4
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	49.4		54.9
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	2,855.1		2,877.3
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	900.8		1,140
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	900.8		1,140
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,358.3		1,275.3
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	29.5		36.9
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	1,387.8		1,312.2
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	419.4		407.4
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	34.4		56.5
Fair Value, Measurements, Recurring [Member] | Other Asset-Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	453.8		463.9
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	146.6		178.5
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	15.7		17.8
Fair Value, Measurements, Recurring [Member] | Redeemable Preferred Stock [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	162.3		196.3
Fair Value, Measurements, Recurring [Member] | Brokered Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	107		153
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0.8		1.4
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	36.7		37.9
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 37.5		$ 39.3

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 110 for additional information on our accounting for discontinued products). At December 31, 2011, debt and equity securities with a fair value of $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million and, at December 31, 2010, debt and equity securities with a fair value of $4.1 billion, gross unrealized capital gains of $339.5 million and gross unrealized capital losses of $38.1 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

Financial Instruments - Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into level 3	$ 11.1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Included in earnings	(15.6)		(55.2)
Purchases	0.4
Sales	(39.7)
Purchases, sales and maturities			20
Transfers into (out of) Level 3	(1.1)		(77.5)
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into (out of) Level 3
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	268.3		483.5
Included in earnings	1.6		11.4
Included in other comprehensive income	3.3		24.9
Other	(11.5)	[1]	(6.2)	[1]
Purchases	63.3
Sales	(42.8)
Settlements	(42.5)
Purchases, sales and maturities			(172.1)
Transfers into (out of) Level 3	(20.7)		(73.2)
Ending balance	219		268.3
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	(0.2)		(0.9)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	17.7
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	54.9		199
Included in earnings	1		8.2
Included in other comprehensive income	(0.8)		(2.3)
Other	(0.9)	[1]	0.5	[1]
Purchases	35.1
Sales	(24.5)
Settlements	(1.3)
Purchases, sales and maturities			(83.6)
Transfers into (out of) Level 3	(14.1)		(66.9)
Ending balance	49.4		54.9
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	0		0
Fair Value, Measurements, Recurring [Member] | Other Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			156.4
Included in earnings			4.1
Included in other comprehensive income			27.1
Other			(5.9)	[1]
Purchases, sales and maturities			(24.1)
Transfers into (out of) Level 3			(4.9)
Ending balance			152.7
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			(0.9)
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	36.9
Included in earnings	3.4
Included in other comprehensive income	1.9
Other	0	[1]
Purchases	0
Sales	0
Settlements	(12.7)
Transfers into (out of) Level 3	0
Ending balance	29.5
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	0
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			128.1
Included in earnings			(0.9)
Included in other comprehensive income			0.1
Other			(0.8)	[1]
Purchases, sales and maturities			(64.4)
Transfers into (out of) Level 3			(1.4)
Ending balance			60.7
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	37.9
Included in earnings	0
Included in other comprehensive income	0
Other	(6.4)	[1]
Purchases	5.5
Sales	(0.3)
Settlements	0
Transfers into (out of) Level 3	0
Ending balance	36.7
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	0
Fair Value, Measurements, Recurring [Member] | Other [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	138.6
Included in earnings	(2.8)
Included in other comprehensive income	2.2
Other	(4.2)	[1]
Purchases	22.7
Sales	(18)
Settlements	(28.5)
Transfers into (out of) Level 3	(6.6)	[2]
Ending balance	103.4
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	(0.2)
Foreign Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ 14.1

[1]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
[2]	Gross transfers into Level 3 during 2011 include $11.1 million of Other financial assets. Gross transfers out of Level 3 during 2011 include $17.7 million of Other financial assets and $14.1 million of Foreign Securities.

Financial Instruments - Balance Sheet Grouping (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	$ 1,648.5	$ 1,509.8
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	34.6	41.7
Investment contracts without a fixed maturity	543.9	511.5
Long-term debt	3,977.7	4,382.5
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Mortgage loans	1,703.7	1,526.1
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Investment contracts with a fixed maturity	34.9	42.7
Investment contracts without a fixed maturity	559.4	510.9
Long-term debt	$ 4,643.1	$ 4,728.9

Financial Instruments - Separate Accounts Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	$ 2,015.1	[1]	$ 2,291.6	[1]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	2,812.8	[1]	2,525.1	[1]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0	[1]	56	[1]
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	4,827.9	[1]	4,872.7	[1]
Cash and Cash Equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	390.3		422.6
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	1,079.1		1,059.7
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	2,817.8		2,524.9
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		56
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	3,896.9		3,640.6
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	936		1,231.9
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	936		1,231.9
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	(5)		0.2
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	$ (5)		$ 0.2

[1]	Excludes $390.3 million and $422.6 million of cash and cash equivalents and other receivables at December 31, 2011 and 2010, respectively.

Financial Instruments - Separate Accounts Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Total Separate Accounts [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Total Separate Accounts [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2009 Level 3 [Member] Total Separate Accounts [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Debt Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Debt Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Real Estate Investment [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Level 3 [Member] Real Estate Investment [Member] Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				$ 268.3	$ 483.5	$ 0	$ 56	$ 168.7	$ 56	$ 97.3	$ 0	$ 71.4
Total losses accrued to contract holders	(15.6)	(55.2)		1.6	11.4				(15.6)	(60.4)	0	5.2
Purchases	0.4			63.3					0.4		0
Sales	(39.7)			(42.8)					(39.7)		0
Purchases, sales and settlements		20			(172.1)					19.8		0.2
Transfers out of Level 3	(1.1)	(77.5)		(20.7)	(73.2)				(1.1)	(0.7)	0	(76.8)	[1]
Ending balance				$ 219	$ 268.3	$ 0	$ 56	$ 168.7	$ 0	$ 56	$ 0	$ 0

[1]	The transfers out of level 3 for 2010 primarily represent real estate Separate Accounts assets that were transitioned out of our business in the second quarter of 2010.

Pension and Other Postretirement Plans Defined Benefit Plans Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Plans		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Number of pension plans sponsored by the company that provide benefits for our reired employees (in number of plans)	2
Voluntary contribution to the pension plan	$ 60		$ 505		$ 45
Minimum age of all current and future retirees and employees, who terminate employment, are eligible to participate in group health plans at their own cost. (in years of age)	45
Number of years service to be eligible to participate in group health plans at their own cost after retirement or termination. (in years)	5
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	5,107.1	[1]
Actual return on plan assets	64.3		66.4
Fair value of plan assets, end of year	5,136.7	[1]	5,107.1	[1]
Funded status of pension and postretirement benefit plan [Abstract]
Fair value of plan assets	5,136.7	[1]	5,107.1	[1]
Defined contribution benefit savings plan [Abstract]
Pension Plan Balance To Total Benefit Obligation	96.00%
Weighted Average Discount Rate Pension Plan	4.98%		5.50%
Weighted Average Discount Rate Other postretirement plan	4.78%		5.20%
Expected amortization of net actuarial losses pension	70
Expected amortization of net actuarial losses other postretirement plan	4
Expected amortization of prior service credits other postretirement benefits	4
Pension Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	5,821.2		5,346.1
Service cost	0		65.7		48.3
Interest cost	312.3		299.5		316.5
Actuarial Loss	293.6		394.3
Benefits Paid	(296.8)		(284.4)
Benefit obligation, end of year	6,130.3		5,821.2		5,346.1
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	5,243.8		4,394.9
Actual return on plan assets	265.8		604.7
Employer contributions	84		528.6
Benefits Paid	(296.8)		(284.4)
Fair value of plan assets, end of year	5,296.8		5,243.8		4,394.9
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	6,130.3		5,821.2		5,346.1
Fair value of plan assets	5,296.8		5,243.8		4,394.9
Funded status	(833.5)		(577.4)
Defined Benefit Plan Reconciliation Of Funded Status To Fair Value Of Assets Liabilities [Abstract]
Unrecognized prior service credit	(2.4)		(2.8)
Unrecognized net actuarial losses	2,734.8		2,380.3
Amount recognized in accumulated other comprehensive loss	(2,732.4)		(2,377.5)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities	82.6		84.6
Accrued benefit liabilities reflected in other long-term liabilities	750.9		492.8
Pension and Other Postretirement Defined Benefit Plans, Liabilities	833.5		577.4
Defined contribution benefit savings plan [Abstract]
Unrecognized net actuarial losses	2,734.8		2,380.3
Unrecognized prior service credit	(2.4)		(2.8)
OPEB Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of year	333.3		330.5
Service cost	0.2		0.2		0.2
Interest cost	16.6		17.9		21.7
Actuarial Loss	(12.5)		10.8
Benefits Paid	(24.9)		(26.1)
Benefit obligation, end of year	312.7		333.3		330.5
Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	66.6		67.9
Actual return on plan assets	1.2		2
Employer contributions	21.3		22.8
Benefits Paid	(24.9)		(26.1)
Fair value of plan assets, end of year	64.2		66.6		67.9
Funded status of pension and postretirement benefit plan [Abstract]
Benefit obligation	312.7		333.3		330.5
Fair value of plan assets	64.2		66.6		67.9
Funded status	(248.5)		(266.7)
Defined Benefit Plan Reconciliation Of Funded Status To Fair Value Of Assets Liabilities [Abstract]
Unrecognized prior service credit	(37.1)		(40.8)
Unrecognized net actuarial losses	86.7		101.7
Amount recognized in accumulated other comprehensive loss	(49.6)		(60.9)
Liabilities recognized on the balance sheet of our pension and postretirement benefit plan [Abstract]
Accrued benefit liabilities reflected in other current liabilities	24		26.9
Accrued benefit liabilities reflected in other long-term liabilities	224.5		239.8
Pension and Other Postretirement Defined Benefit Plans, Liabilities	248.5		266.7
Defined contribution benefit savings plan [Abstract]
Unrecognized net actuarial losses	86.7		101.7
Unrecognized prior service credit	$ (37.1)		$ (40.8)

[1]	Excludes $136.7 million of cash and cash equivalents and other receivables.

Pension and Other Postretirement Plans Defined Benefit Plans Periodic Benefit (Income) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2010 years	Sep. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Aug. 30, 2010 years
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Medical cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)			7.00%
Ultimate future medical cost trend rate beyond next fiscal year to 2014 (Defined Benefit Plans) (in hundredths)			5.00%
Prescription drug cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)			12.00%
Ultimate future prescription drug cost trend rate beyond next fiscal year to 2019 (Defined Benefit Plans) (in hundredths)			5.00%
Employer voluntary contributions in next fiscal year			$ 60
Pension Plans [Member]
Operating Component Abstract
Service cost			0		65.7		48.3
Amortization of prior service cost			(0.4)		(1.6)		(2.2)
Curtailment gain		(11.9)			(11.9)
Total operating component			(0.4)	[1]	52.2	[1]	46.1	[1]
Financing Component Abstract
Interest cost			312.3		299.5		316.5
Expected return on plan assets			(385)		(350.9)		(319)
Recognized net actuarial losses			58.3		163.3		215.8
Total financing component			(14.4)	[1]	111.9	[1]	213.3	[1]
Net periodic benefit (income) cost			(14.8)		164.1		259.4
Defined Benefit Plan, Plan Amendment [Abstract]
Effect of Plan Amendment on Accumulated Benefit Obligation	743
Effect of Plan Amendment on Accumulated Other Comprehensive Income, Before Tax	836
Effect of Plan Amendment on Accumulated Other Comprehensive Income, After Tax	543
Effect of Plan Amendment on Plan Assets	156
Assumptions Used Calculating Plan Remeasurement, Discount Rate	4.77%
Assumptions Used Calculating Plan Remeasurement, Expected Long-Term Return on Assets	7.50%
Amortization Period For Calculating Actuarial Gains and Losses	31								9
Curtailment gain		11.9			11.9
Employer Contributions			84		528.6
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)			5.50%		5.67%		6.89%
Expected long-term return on plan assets (in hundredths)			7.50%		8.00%		8.50%
Rate of increase in future compensation levels (in hundredths)					4.51%		4.51%
OPEB Plans [Member]
Operating Component Abstract
Service cost			0.2		0.2		0.2
Amortization of prior service cost			(3.7)		(3.6)		(3.7)
Curtailment gain
Total operating component			(3.5)	[1]	(3.4)	[1]	(3.5)	[1]
Financing Component Abstract
Interest cost			16.6		17.9		21.7
Expected return on plan assets			(3.6)		(3.7)		(3.6)
Recognized net actuarial losses			4.9		4.6		3.4
Total financing component			17.9	[1]	18.8	[1]	21.5	[1]
Net periodic benefit (income) cost			14.4		15.4		18
Defined Benefit Plan, Plan Amendment [Abstract]
Curtailment gain
Employer Contributions			21.3		22.8
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)			5.20%		5.64%		6.92%
Expected long-term return on plan assets (in hundredths)			5.50%		5.50%		5.50%
Rate of increase in future compensation levels (in hundredths)			0.00%		0.00%		0.00%
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components			0.6
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation			12
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components			0.5
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation			$ 10

[1]	The operating component of this expense is allocated to our business segments and the financing component is allocated to our Corporate Financing segment. Our Corporate Financing segment is not a business segment but is added to our business segments to reconcile to our consolidated results. Refer to Note 19 beginning on page 108 for additional information on our business segments.

Pension and Other Postretirement Plans Defined Benefit Plans Expected Benefit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 326.8
2013	333.5
2014	341
2015	362.1
2016	368.6
2017-2021	1,912.6
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	24
2013	23.6
2014	23.4
2015	23.2
2016	22.9
2017-2021	$ 106

Pension and Other Postretirement Plans Assets of the Aetna Pension Plan Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member] Level 1 [Member]		Dec. 31, 2010 Pension Plans [Member] Level 1 [Member]		Dec. 31, 2011 Pension Plans [Member] Level 2 [Member]		Dec. 31, 2010 Pension Plans [Member] Level 2 [Member]		Dec. 31, 2011 Pension Plans [Member] Level 3 [Member]		Dec. 31, 2010 Pension Plans [Member] Level 3 [Member]		Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Real Estate [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member]	Dec. 31, 2010 Pension Plans [Member] Other Assets [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Other Assets [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Other Assets [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Assets [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Other Assets [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other Investments [Member]	Dec. 31, 2010 Pension Plans [Member] Other Investments [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] US Treasury and Government [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] States, municipalities and political subdivisions [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] U.S. corporate securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Foreign securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Residential mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Commercial mortgage-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Other asset-backed securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Redeemable Preferred Securities [Member] Debt Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] US Domestic securities [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] International [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] International [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Common/collective trusts [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 1 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 2 [Member]	Dec. 31, 2011 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 3 [Member]	Dec. 31, 2010 Pension Plans [Member] Domestic Real Estate [Member] Equity Securities [Member] Level 3 [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 5,136.7	[1]	$ 5,107.1	[1]	$ 5,296.8	$ 5,243.8	$ 4,394.9	$ 1,918.5	[1]	$ 2,417.1	[1]	$ 2,552.6	[1]	$ 2,090.4	[1]	$ 665.6	[1]	$ 599.6	[1]	$ 1,881.6	$ 1,455.4	$ 103.6	$ 232.7	$ 1,777.8	$ 1,222	$ 0.2	$ 0.7	$ 2,589.7	$ 3,052.5	$ 1,814.9	$ 2,184.4	$ 774.8	$ 868.1	$ 0	$ 0	$ 433.2	$ 395.3	$ 0	$ 0	$ 0	$ 0	$ 433.2	$ 395.3	$ 232.2	$ 203.9	$ 0	$ 0	$ 0	$ 0.3	$ 232.2	$ 203.6			$ 527.5	$ 262.7	$ 103.6	$ 232.7	$ 423.9	$ 30	$ 0	$ 0	$ 102.4	$ 70.8	$ 0	$ 0	$ 102.4	$ 70.8	$ 0	$ 0	$ 903.6	$ 673.3	$ 0	$ 0	$ 903.5	$ 673.3	$ 0.1	$ 0	$ 112	$ 76.1	$ 0	$ 0	$ 112	$ 76.1	$ 0	$ 0	$ 171.9	$ 296.7	$ 0	$ 0	$ 171.9	$ 296	$ 0	$ 0.7	$ 37	$ 37.5	$ 0	$ 0	$ 37	$ 37.5	$ 0	$ 0	$ 15.4	$ 36.1	$ 0	$ 0	$ 15.3	$ 36.1	$ 0.1	$ 0	$ 11.8	$ 2.2	$ 0	$ 0	$ 11.8	$ 2.2	$ 0	$ 0	$ 1,174.4	$ 1,282.9	$ 1,174.2	$ 1,281.1	$ 0.2	$ 1.8	$ 0	$ 0	$ 620.4	$ 871.5	$ 620.4	$ 871.5	$ 0	$ 0	$ 0	$ 0	$ 774.6	$ 866.3	$ 0	$ 0	$ 774.6	$ 866.3	$ 0	$ 0	$ 20.3	$ 31.8	$ 20.3	$ 31.8	$ 0	$ 0	$ 0	$ 0
Actual Allocation percentage (in hundredths)					100.00%	100.00%														36.60%	28.50%							50.40%	59.80%							8.50%	7.70%							4.50%	4.00%									10.30%	5.20%							2.00%	1.40%							17.60%	13.20%							2.20%	1.50%							3.30%	5.80%							0.70%	0.70%							0.30%	0.70%							0.20%	0.00%							22.80%	25.10%							12.10%	17.10%							15.10%	17.00%							0.40%	0.60%
Cash And Cash Equivalents And Other Receivables Excluded From Total Investments Of The Pension Plan Assets	$ 160.1		$ 136.7
Minimum target allocation (in hundredths)																				37.00%	28.00%							43.00%	48.00%																							10.00%	10.00%
Maximum target allocation (in hundredths)																				43.00%	38.00%							53.00%	58.00%																							14.00%	18.00%

[1]	Excludes $136.7 million of cash and cash equivalents and other receivables.

Pension and Other Postretirement Plans Assets of the Aetna Pension Plan (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2010	Aug. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance		504.4	$ 599.6	$ 504.4
Actual return on plan assets			64.3	66.4
Purchases, sales and settlements			2.4	28.8
Transfers Out Of Level 3			(0.7)	0
Ending balance	599.6		665.6	599.6
Expected Return On Plan Assets [Abstract]
The Effect Of One Percentage Point Deviation From Expected Return On Plan Assets On Pension Cost After Tax			4
Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets			265.8	604.7
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	100.00%		100.00%	100.00%
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets	7.50%	8.25%	7.50%
Expected long-term return on plan assets (in hundredths)			7.50%	8.00%	8.50%
OPEB Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Actual return on plan assets			1.2	2
Expected Return On Plan Assets [Abstract]
Defined Benefit Plan, Expected Percentage Return on Plan Assets			5.50%
Expected long-term return on plan assets (in hundredths)			5.50%	5.50%	5.50%
Debt Securities [Member] | Pension Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	28.50%		36.60%	28.50%
Minimum target allocation (in hundredths)			37.00%	28.00%
Maximum target allocation (in hundredths)			43.00%	38.00%
Debt Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	90.00%		87.00%	90.00%
Minimum target allocation (in hundredths)			80.00%	80.00%
Maximum target allocation (in hundredths)			90.00%	90.00%
Equity Securities [Member] | Pension Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	59.80%		50.40%	59.80%
Minimum target allocation (in hundredths)			43.00%	48.00%
Maximum target allocation (in hundredths)			53.00%	58.00%
Equity Securities [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	8.00%		9.00%	8.00%
Minimum target allocation (in hundredths)			5.00%	5.00%
Maximum target allocation (in hundredths)			15.00%	15.00%
Real Estate [Member] | Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance		353	395.3	353
Actual return on plan assets			49.4	54
Purchases, sales and settlements			(11.5)	(11.7)
Transfers Out Of Level 3			0	0
Ending balance	395.3		433.2	395.3
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	7.70%		8.50%	7.70%
Real Estate [Member] | OPEB Plans [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	2.00%		4.00%	2.00%
Minimum target allocation (in hundredths)			0.00%	0.00%
Maximum target allocation (in hundredths)			10.00%	10.00%
Other Assets [Member] | Pension Plans [Member]
Defined Benefit Plan Reconciliation Of Level 3 Plan Assets [Roll Forward]
Beginning balance		151.4	204.3	151.4
Actual return on plan assets			14.9	12.4
Purchases, sales and settlements			13.9	40.5
Transfers Out Of Level 3			(0.7)	0
Ending balance	204.3		$ 232.4	$ 204.3
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Actual Allocation percentage (in hundredths)	4.00%		4.50%	4.00%

Pension and Other Postretirement Plans 401(k) Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation and Retirement Disclosure [Abstract]
Employer match percentage on annual eligible employee earnings (in hundredths)	100.00%	50.00%			50.00%
Defined Contribution Pension And Other Postretirement Plans Employee Deferral Percentage Maximum Eligible For Employer Match	6.00%	3.00%			6.00%
Emplyer matching contributions during the period			$ 114	$ 53	$ 49
Number of shares of common stock held by the plan trustee for plan participants (in shares)			9
Approximate number of shares of common stock reserved for issuance under the 401(k) plan (in shares)			34

Stock-based Employee Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010 years		Dec. 31, 2009 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	52,000,000
Maximum vesting percentage for stock options and stock appreciation rights (in hundredths)	100.00%
Number Of Shares Common Stock Received For Each Stock Unit Granted	1
Stock Option and Stock Appreciation Rights Vesting period (in years)	3 years
Stock Options and Stock Appreciation Rights portion vesting each year	0.33
Number of years after grant vested stock appreciation rights and stock options may be exercised (in years)	10 years
Weighted average per share fair value of stock appreciation rights granted (in dollars per share)					$ 11.37
Maximum Vesting Percentage Restricted Stock Units Prior 2010	100.00%
Restricted Stock Units Vesting Period Prior 2010 (in years)	3 years
Restricted Stock Units portion vesting each year prior to 2010 (in hundredths)	0.33
Maximum vesting percentage for restricted stock units after 2010 (in hundredths)	100.00%
Restricted Stock Units portion vesting each year after 2010 (in hundredths)	0.33
Vesting Percentage For Market Stock Units Range Minimum	0.00%
Vesting Percentage For Market Stock Units Range Maximum	150.00%
Market Stock Unit Vesting Period			two
Market stock units vesting period	2 years
Minimum Vesting Percentage During Performance Period For Performance Stock Units	0.00%
Maximum Vesting Percentage During Performance Period For Performance Stock Units	200.00%
Preformance Stock Units Vesting Period	2 years
Percentage of original number of performance stock units original granted in period which vested in period	200.00%		200.00%
Assumptions used to calculate the weighted-average fair value of options and SARs [Abstract]
Dividend yield					0.10%
Expected volatility (in hundredths)					39.80%
Risk-free interest rates (in hundredths)					1.80%
Expected term (in years)					4.6
Number Of Stock Options And Stock Appreciation Rights [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year (in million shares)	37,800,000		44,100,000		41,900,000
Stock options and stock appreciation rights granted (in million shares)	100,000		0	[1]	5,600,000
Stock options and stock appreciation rights exercised (in million shares)	(10,000,000)		(5,000,000)		(2,500,000)
Stock options and stock appreciation rights expired or forfeited (in million shares)	(1,600,000)		(1,300,000)		(900,000)
Stock options and stock appreciation rights outstanding at end of year (in million shares)	26,300,000		37,800,000		44,100,000
Stock options and stock appreciation rights exercisable at end of year (in million shares)	24,700,000		33,300,000		34,600,000
WeightedAverageExercisePrice [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average exercise price (in dollars per share)	$ 31.01		$ 28.88		$ 27.5
Stock options and stock appreciation rights granted weighted average exercise price (in dollars per share)	$ 36.87		$ 29.2		$ 32
Stock options and stock appreciation rights exercised weighted average exercise price (in dollars per share)	$ 17.35		$ 10.65		$ 10.01
Stock options and stock appreciation rights forfeited weighted average exercise price (in dollars per share)	$ 47.95		$ 37.32		$ 36.34
Stock options and stock appreciation rights outstanding at end of period weighted average exercise price (in dollars per share)	$ 35.18		$ 31.01		$ 28.88
Stock options and stock appreciation rights exercisable at end of year weighted average exercise price (in dollars per share)	$ 35.38		$ 30.22		$ 26.16
Weighted Average Remaining Contractual Life [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average remaining contractual life (in years)	4.1		4.7		4.9
Stock options and stock appreciation rights outstanding at end of period weighted average remaining contractual life (in years)	4		4.1		4.7
Stock options and stock appreciation rights exercisable at end of year weighted average remaining contractual life (in years)	3.8		3.6		3.7
Aggregate Intrinsic Value [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year aggregate intrinsic value	$ 232,900,000		$ 356,600,000		$ 347,000,000
Stock options and stock appreciation rights exercised aggregate intrinsic value	228,800,000		102,400,000		46,900,000
Stock options and stock appreciation rights outstanding at end of period aggregate intrinsic value	246,300,000		232,900,000		356,600,000
Stock options and stock appreciation rights exercisable at end of year aggregate intrinsic value (in dollars per share)	230,600,000		232,100,000		355,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	26,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 35.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	246,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	24,700,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 35.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	230,600,000
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)	0.016		0.001
Historical volatility market stock units (in hundredths)	36.50%		58.70%
Risk-free interest rates market stock units (in hundredths)	0.60%		0.90%
Initial Price for market stock units	36.87		29.2
Summary of the status of restricted stock units, market stock units, and performance stock units [Roll Forward]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year (in shares)	5,000,000	[2]	3,100,000	[2]	2,400,000	[2]
Restricted stock units, market stock units, and performance stock units during period - Granted (in shares)	3,900,000		3,800,000		1,800,000
Restricted stock units, market stock units, and performance stock units - Vested (in shares)	(1,300,000)		(1,300,000)		(1,100,000)
Restricted stock units, market stock units, and performance stock units - Forfeited (in shares)	(900,000)		(600,000)		0	[1]
Outstanding restricted stock units, market stock units and performance stock units at end of year (in shares)	6,700,000		5,000,000	[2]	3,100,000	[2]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year - weighted-average grant date fair value (in dollars per share)	$ 31.16	[2]	$ 34.6	[2]	$ 42.98	[2]
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Granted (in dollars per share)	$ 37.43		$ 29.22		$ 30.27
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Vested (in dollars per share)	$ 33.34		$ 34.22		$ 45.11
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Forfeited (in dollars per share)	$ 33.65		$ 34.78		$ 38.56
Outstanding stock performance units and restricted stock units at end of year - weighted-average grant date fair value (in dollars per share)	$ 33.62		$ 31.16	[2]	$ 34.6	[2]
Activity under various plans [Abstract]
Cash received from stock option exercises	125,500,000		43,200,000		14,900,000
Intrinsic value of options and SARs exercised and stock units vested	280,700,000		140,300,000		80,900,000
Tax benefits realized for the tax deductions from stock options and stock appreciation rights	98,200,000		49,100,000		27,600,000
Fair value of stock options, stock appreciation rights and stock units vested	98,500,000	[3]	105,700,000	[3]	98,700,000	[3]
Weighted average per share fair value of market stock units granted (in dollars per share)	$ 38.79		$ 33.85
Pretax share-based compensation expense in general and administrative expenses recorded	141,000,000		110,000,000		91,000,000
Related tax benefits recorded	47,000,000		30,000,000		32,000,000
Total unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units	93,000,000
Weighted-average period unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units is expected to be recognized (in years)	1.3
Price Range $0.00-$10.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	0.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 8.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	18,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	500,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 8.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	18,300,000
Price Range $10.00-$20.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	5,600,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	1.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 16.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	146,500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	5,600,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 16.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	146,500,000
Price Range $20.00-$30.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	200,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 24.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	3,600,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	200,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 24.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	3,300,000
Price Range $30.00-$40.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	8,400,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 32.89
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	77,900,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	6,800,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 33.06
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	62,500,000
Price Range $40.00-$50.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	4,700,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 43.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	4,700,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 43.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	0
Price Range $50.00-$60.00 [Member]
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 60
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	6,900,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 50.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	6,900,000
Share-based Compensation Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options Weighted-average Exercise Price (in dollars per share)	$ 50.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 0

[1]	Rounds to zero.
[2]	There were no MSU transactions prior to February 2010.
[3]	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Current taxes:[Abstract]
Federal	$ 935.8		$ 555.9		$ 657.4
State	101		22.8		61.2
Total current taxes	1,036.8		578.7		718.6
Deferred taxes (benefits):[Abstract]
Deferred Federal	50		288.3		(81.1)
Deferred State	5.3		10.4		(12.8)
Total deferred income taxes	55.3		298.7		(93.9)
Total income taxes	1,092.1		877.4		624.7
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income before income taxes	3,077.8		2,644.2		1,901.2
Tax rate	35.00%		35.00%		35.00%
Application of the tax rate	1,077.2		925.5		665.4
Tax effect of: [Abstract]
Valuation allowance	0		(36.6)		(19.4)
Other, net	14.9		(11.5)		(21.3)
Income taxes	1,092.1		877.4		624.7
Deferred tax assets: [Abstract]
Reserve for anticipated future losses on discontinued products	160.6		201
Employee and postretirement benefits	550.4		488.8
Investments, net	102.4		133.8
Deferred policy acquisition costs	40.6		41.9
Insurance reserves	139.8		107.2
Net operating losses	46.8		33.2
Severance and facilities	48.5		19.3
Other	83.1		71
Gross deferred tax assets	1,172.2		1,096.2
Less: Valuation allowance	35.7		33
Deferred tax assets, net of valuation allowance	1,136.5		1,063.2
Deferred tax liabilities: [Abstract]
Unrealized gains on investment securities	333.3		227.7
Goodwill and other acquired intangible assets	396.1		267
Cumulative depreciation and amortization	228.7		211.6
Total gross deferred tax liabilities	958.1		706.3
Net deferred tax assets (1)	178.4	[1]	356.9	[1]
Classified as current assets	387.2		327
Classified as noncurrent assets (liabilities)	208.8		(29.9)
Net income taxes paid	$ 899		$ 674		$ 634

[1]	(1) Includes $387.2 million and $327.0 million classified as current assets at December 31, 2011 and 2010, respectively. Includes $208.8 million classified as long-term liabilities and $29.9 million classified as long-term assets at December 31, 2011 and 2010, respectively.

Debt (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	May 31, 2011
Debt Instrument [Line Items]
Range of facility fees under revolving credit agreement, minimum (in hundredths)		0.05%
Long-term debt		$ 3,977.7		$ 4,382.5
Interest paid		254		243		244
Interest Rate Cash Flow Hedges [Abstract]
Number of Interest Rate Derivatives Held		2		2
Number of Terminated Forward-Starting Interest Rate Swaps	5	2
Fair value loss on interest rate swaps, reflected in accumulated other comprehensive loss		(6)
Aggregate Notional Value of Interest Rate Swaps	500	250					250
Paid to the swap counterparty	38	9
Income (loss) recorded on termination of interest rate swaps		(9)
Amortization Period Of Interest Rate Swaps Terminated		10 years
Range of facility fees under revolving credit agreement, maximum (in hundredths)		0.18%
Senior Notes, 5.75%, Due 2011 [Member]
Debt Instrument [Line Items]
Long-term debt		0	[1]	450	[1]
Stated interest rate (in hundredths)				5.75%
Senior Notes, 7.875%, Due 2011 [Member]
Debt Instrument [Line Items]
Long-term debt		0	[1]	449.9	[1]
Stated interest rate (in hundredths)				7.88%
Senior Notes, 6.0%, Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt		748		747.6
Stated interest rate (in hundredths)		6.00%		6.00%
Senior Notes, 6.5%, Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt		499.1		498.9
Stated interest rate (in hundredths)		6.50%		6.50%
Senior Notes, 3.95%, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt		742.6		741.7
Stated interest rate (in hundredths)	3.95%	3.95%		3.95%
Interest Rate Cash Flow Hedges [Abstract]
Face amount at maturity	750
Senior Notes, 4.125%, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		493.4		0
Stated interest rate (in hundredths)		4.13%		4.13%			4.13%
Interest Rate Cash Flow Hedges [Abstract]
Face amount at maturity							500
Senior Notes, 6.625%, Due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt		798.7		798.7
Stated interest rate (in hundredths)		6.63%		6.63%
Senior Notes, 6.75%, Due 2037 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 695.9		$ 695.7
Stated interest rate (in hundredths)		6.75%		6.75%

[1]	The 5.75% senior notes and the 7.875% senior notes were repaid in June 2011 and March 2011, respectively. These were classified as current in the consolidated balance sheet as of December 31, 2010.

Debt - Short-term Debt (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term debt	$ 425,900,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term debt	$ 425,900,000	$ 0
Short-term Debt, Weighted Average Interest Rate	0.38%

Debt - Line of Credit (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Line of Credit Facility [Line Items]
Unsecured revolving credit agreement	$ 1,500,000,000
Maximum Amount Of Letters Of Credit Issuable	200,000,000
Line Of Credit Facility Maximum Expandable Borrowing Capacity	2,000,000,000
Facility fee (in hundredths)	0.06%
Ratio of Total Debt to Consolidated Capitalization	0.5 to 1.0
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 0

Capital Stock - Repurchases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity, Class of Treasury Stock [Line Items]
Number of shares purchased (in shares)	45.1	52.4	28.9
Amount of repurchases under the program	$ 1,813	$ 1,606	$ 773
Repurchase authorizations remaining at period end	422.2	735.2	591.2
Authorization Date June 2008 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750
Number of shares purchased (in shares)	0	0	23.6
Amount of repurchases under the program	0	0	614.2
Authorization Date February 2009 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750
Number of shares purchased (in shares)	0	19.1	5.3
Amount of repurchases under the program	0	591.2	158.8
Authorization Date July 2010 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	1,000
Number of shares purchased (in shares)	0	32.9	0
Amount of repurchases under the program	0	1,000	0
Authorization Date December 2010 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750
Number of shares purchased (in shares)	17.9	0.4	0
Amount of repurchases under the program	735.2	14.8	0
Authorization Date May 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750
Number of shares purchased (in shares)	19.3	0	0
Amount of repurchases under the program	750	0	0
Authorization Date September 2011 [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases not to exceed	750
Number of shares purchased (in shares)	7.9	0	0
Amount of repurchases under the program	$ 327.8	$ 0	$ 0

Capital Stock - Dividends (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 02, 2011	Sep. 23, 2011	May 20, 2011	Feb. 03, 2011	Jan. 31, 2011
Class of Stock Disclosures [Abstract]
Dividends Amount Per Share					$ 0.175	$ 0.15	$ 0.15	$ 0.15
Prior period annual dividend per share (in dollars per share)									$ 0.04
Total Dividends	$ 61.2	$ 54.3	$ 55.9	$ 57

Capital Stock - Stock Units (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Class of Stock [Line Items]
Number Of Undesignated Shares Available (in shares)	368
Preferred Class A [Member]
Class of Stock [Line Items]
Number of authorized Class A voting preferred stock (in shares)	8
Number of authorized Class A voting preferred stock, par value per share (in dollars per shares)	0.01

Dividend Restrictions and Statutory Surplus (Details) (Insurance and HMO [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Insurance and HMO [Member]
Dividend Restrictions and Statutory Surplus [Line Items]
Dividends available	$ 1,600,000,000
Proceeds from dividends received	2,473,000,000
Statutory net income	1,871,700,000	1,779,700,000	1,308,800,000
Statutory capital and surplus	$ 5,938,600,000	$ 6,179,200,000	$ 6,777,100,000

Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 reinsurers years	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Disclosures [Abstract]
Reinsurance recoveries	$ 83	$ 66	$ 56
Reinsurance recoverables related to these obligations	921.7	960.1	986.9
Carrying value of reinsurance recoverables associated with number of reinsurers	906
Number of reinsurers with reinsurance recoverables	3
Length of reinsurance agreement with unrelated insurer (in years)	3
Collateralized Excess Of Loss On Reinsurance Coverage	$ 390

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Aggregate maximum exposures under Administrative Services Contracts to banks for funding claims paid to customers	$ 250,000,000
Contractual obligations to maintain the required level of separate account assets for specific pensions annuities	3,900,000,000	3,800,000,000
Rental expenses for operating leases of office space and certain computer and other equipment	133,000,000	152,000,000	170,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
2012	131,000,000
2013	103,000,000
2014	83,000,000
2015	50,000,000
2016	32,000,000
Funding Requirements For Partnerhips Investments And Commercial Mortgage Loans [Abstract]
2012	133,000,000
2013	75,000,000
2014	43,000,000
2015	25,000,000
2016	$ 17,000,000

Segment Reporting Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	$ 32,681.1	[1],[2]	$ 32,962.2	[1],[2]	$ 33,642.5	[1],[2]
Net investment income	930.8		1,056.3		1,036.4
Interest expense	246.9		254.6		243.4
Depreciation and amortization expense	447.2		444.4		416
Income taxes (benefits)	1,092.1		877.4		624.7
Operating earnings (loss)	1,965.7	[3],[4]	1,555.4	[3],[4]	1,237.9	[3],[4]
Segment assets	38,593.1		37,739.4		38,550.4
Health Care [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	30,793.9		31,023.9		31,631.6
Net investment income	338.2		418.8		392.5
Interest expense	0		0		0
Depreciation and amortization expense	442.2		437.5		409.1
Income taxes (benefits)	1,106.6		954.2		744.9
Operating earnings (loss)	1,955.7	[3]	1,650.1	[3]	1,412.7	[3]
Segment assets	21,697.4		20,881.5		20,734.7
Group Insurance [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	1,715.2		1,776.1		1,827.1
Net investment income	266		275.1		274.1
Interest expense	0		0		0
Depreciation and amortization expense	5		6.9		6.9
Income taxes (benefits)	72.6		53		38.7
Operating earnings (loss)	153	[3]	128	[3]	103.8	[3]
Segment assets	5,392.6		5,039.3		4,967.4
Large Case Pension [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	172		162.2		183.8
Net investment income	326.6		362.4		369.8
Interest expense	0		0		0
Depreciation and amortization expense	0		0		0
Income taxes (benefits)	1		5		8.5
Operating earnings (loss)	20.7	[3]	27.8	[3]	32.2	[3]
Segment assets	11,503.1		11,818.6		12,848.3
Corporate Financing [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers	0		0		0
Net investment income	0		0		0
Interest expense	246.9		254.6		243.4
Depreciation and amortization expense	0		0		0
Income taxes (benefits)	(88.1)		(134.8)		(167.4)
Operating earnings (loss)	(163.7)	[3]	(250.5)	[3]	(310.8)	[3]
Segment assets	$ 0		$ 0		$ 0

[1]	Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.
[2]	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.
[3]	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 109.
[4]	In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:•In 2011, we announced a voluntary early retirement program. In connection with the voluntary early retirement program, we recorded a one-time charge of $89.1 million ($137.0 million pretax) during 2011.•In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.•Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 and $24.9 million ($38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003. •In 2010 and 2009, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax) and $60.9 million ($93.7 million pretax), respectively. The severance and facilities charges in each year related to actions taken that year or committed to be taken in the following year. •In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.

Segment Information - Reconciliation of Operating Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from external customers	$ 32,681.1	[1],[2]	$ 32,962.2	[1],[2]	$ 33,642.5	[1],[2]
Reconciliation from Segment Totals to Consolidated [Abstract]
Operating earnings	1,965.7	[3],[4]	1,555.4	[3],[4]	1,237.9	[3],[4]
Net realized capital gains, after tax	109.1		183.8		55
Voluntary early retirement expense, after tax	(89.1)
Transaction-related costs, after tax			(43.1)
Litigation-related insurance proceeds, after tax			101.5		24.9
Severance and facilities charge			(30.8)		(60.9)
ESI Settlement					19.6
Net income	1,985.7		1,766.8		1,276.5
Voluntary early retirement expense (pretax)	137
Transaction-related costs (pretax)			66.2
Litigation-related insurance proceeds, after tax			101.5		24.9
Litigation settlement, pretax			156.3		38.2
Severence and facilities charge (pretax)			47.4		93.7
ESI settlement (pretax)	$ 0		$ 0		$ 30.2

[1]	Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.
[2]	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.
[3]	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 109.
[4]	In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:•In 2011, we announced a voluntary early retirement program. In connection with the voluntary early retirement program, we recorded a one-time charge of $89.1 million ($137.0 million pretax) during 2011.•In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.•Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 and $24.9 million ($38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003. •In 2010 and 2009, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax) and $60.9 million ($93.7 million pretax), respectively. The severance and facilities charges in each year related to actions taken that year or committed to be taken in the following year. •In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.

Segment Information - Revenues from External Customers by Product (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue from External Customer [Line Items]
Revenue from foreign customers	$ 590,000,000		$ 429,000,000		$ 240,000,000
Total revenue from external customers	32,681,100,000	[1],[2]	32,962,200,000	[1],[2]	33,642,500,000	[1],[2]
Premiums Earned Net Accident And Health [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	27,189,200,000		27,610,600,000		28,243,800,000
Health Care Fees And Other Revenue [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	3,604,700,000		3,413,300,000		3,387,800,000
Group Life [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	1,036,700,000		1,084,900,000		1,095,600,000
Group Disability [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	632,600,000		639,100,000		663,700,000
Group Longterm Care [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	45,900,000		52,100,000		67,800,000
Large Case Pension [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	172,000,000		162,200,000		183,800,000
United States Federal Government [Member]
Revenue from External Customer [Line Items]
Entity-Wide Revenue, Major Customer, Amount	$ 7,000,000,000		$ 7,500,000,000		$ 7,200,000,000

[1]	Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.
[2]	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.

Segment Information - Reconciliation of Revenue from External Customers to Total Revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Reconciliation of revenue from external customers to total revenues [Abstract]
Revenue from external customers	$ 32,681.1	[1],[2]	$ 32,962.2	[1],[2]	$ 33,642.5	[1],[2]
Net investment income	930.8		1,056.3		1,036.4
ESI settlement (pretax)	0		0		30.2
Net realized capital gains	167.9		227.5		55
Revenues	33,779.8		34,246		34,764.1
Long-lived assets, within the United States	$ 557		$ 529

[1]	Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.
[2]	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.

Discontinued Products (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 1993
Reserve For Discontinued Products [Roll Forward]
Operating income (loss)	$ 3,077.8		$ 2,644.2		$ 1,901.2
Assets:
Investments	20,295		19,716
Collateral received under securities loan agreements			210.6
Total assets	38,593.1		37,739.4		38,550.4
Liabilities:
Policyholders' funds	1,351.6		1,316.6
Total liabilities	28,472.9		27,848.6
Mortgage loans investment portfolio	437.1						5,400
Mortgage loans investment portfolio percentages (in hundredths)	12.00%						37.00%
Real Estate investment portfolio	67						500
Real Estate investment portfolio percentages (in hundredths)	2.00%						4.00%
Expected Runoff Of Single Premium Annuities	2,780.5		2,943.5		3,103.9
Expected Runoff Of Guaranteed Investment Contracts Liabilities	17		18		19.1
Actual Runoff Of Single Premium Annuities	3,005.8		3,162.2		3,301
Actual Runoff Of Guaranteed Investment Contracts Liabilities	8.2		10.2		12.1
Scheduled Contract Maturities, Settlements And Benefit Payments	412		432.2		447.1
Discontinued Products [Member]
Reserve For Discontinued Products [Roll Forward]
Reserve, beginning of period	884.8	[1]	789.2		790.4
Operating income (loss)	(16.9)		(15.4)		(34.8)
Net realized capital gains	28.4		111		(8.5)
Cumulative effect of new accounting standard as of April 1, 2009	0	[2]	0	[2]	42.1	[2]
Reserve, end of period	896.3	[1]	884.8	[1]	789.2
Assets:
Investments	3,646	[1]	3,712.3	[1]
Other Assets	130	[1]	90.4	[1]
Collateral received under securities loan agreements	0	[1]	35.1	[1]
Current and deferred income taxes	15.7	[1]	20.7	[1]
Receivable from continuing products	523.2	[1],[3]	492.4	[1],[3]
Total assets	4,314.9	[1]	4,350.9	[1]
Liabilities:
Liability for Future Policy Benefits	3,005.8	[1]	3,162.2	[1]
Policyholders' funds	8.2	[1]	10.2	[1]
Reserve for anticipated future losses on discontinued products	896.3	[1]	884.8	[1]	789.2
Collateral payable under securities loan agreements	0	[1]	35.1	[1]
Other Liabilities	404.6	[1],[4]	258.6	[1],[4]
Total liabilities	4,314.9	[1]	4,350.9	[1]
Debt And Equity Securities Available For Sale [Member]
Assets:
Investments	17,390.8		16,961.6
Debt And Equity Securities Available For Sale [Member] | Discontinued Products [Member]
Assets:
Investments	2,589.7	[1]	2,611.9	[1]
Mortgage Loans [Member]
Assets:
Investments	1,648.5		1,509.8
Mortgage Loans [Member] | Discontinued Products [Member]
Assets:
Investments	437.1	[1]	498.8	[1]
Other Investments [Member]
Assets:
Investments	1,255.7		1,244.6
Other Investments [Member] | Discontinued Products [Member]
Assets:
Investments	619.2	[1]	601.6	[1]
Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Member]
Reserve For Discontinued Products [Roll Forward]
2012	423.4
2013	410.6
2014	387
2015	369.6
2016	352.4
Thereafter	4,475.5
Discontinued Products Reserve Balance [Member]
Reserve For Discontinued Products [Roll Forward]
2012	47.9
2013	47
2014	46
2015	44.9
2016	43.6
Thereafter	$ 666.9

[1]	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
[2]	The adoption of new accounting guidance from other-than-temporary impairments of debt securities in 2009 resulted in a cumulative effect adjustment at April 1, 2009. Refer to Note 2 beginning on page 66 for additional information. This amount is not reflected in accumulated other comprehensive loss and retained earnings in our shareholders' equity since the results of discontinued products do not impact our operating results
[3]	The receivable from continuing products is eliminated in consolidation.
[4]	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 02, 2011	Sep. 23, 2011	May 20, 2011	Feb. 03, 2011	Jan. 31, 2012 New Contract [Member]	Jan. 31, 2012 Dividend Declared [Member]	Jan. 31, 2012 Authorization Date February 2012 [Member]
Subsequent Event [Line Items]
Amount of collateralized excess of loss on reinsurance coverage					$ 150
Dividends Amount Per Share	$ 0.175	$ 0.15	$ 0.15	$ 0.15		$ 0.175
Stock Repurchase Program, Authorized Amount							$ 750

Schedule I: Financial Information of Aetna Inc. (Parent Company Only) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Statements of Income [Abstract]
Net investment income	$ 930,800,000		$ 1,056,300,000		$ 1,036,400,000
Other income	3,716,100,000	[1]	3,529,500,000	[1]	3,536,500,000	[1]
Net realized capital gains (losses)	167,900,000		227,500,000		55,000,000
Total revenue	33,779,800,000		34,246,000,000		34,764,100,000
Operating expenses	6,804,400,000		6,519,000,000		6,383,000,000
Interest expense	246,900,000		254,600,000		243,400,000
Income before income taxes	3,077,800,000		2,644,200,000		1,901,200,000
Income tax benefit	(1,092,100,000)		(877,400,000)		(624,700,000)
Equity in earnings (losses) of affiliates, net	(1,400,000)		33,100,000		15,700,000
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Current assets: [Abstract]
Cash and cash equivalents	679,700,000		1,867,600,000		1,203,600,000
Investments	2,211,800,000		2,169,700,000
Other receivables	701,500,000		692,600,000
Income taxes receivable	161,900,000		210,100,000
Deferred income taxes	387,200,000		327,000,000
Other current assets	790,700,000		651,300,000
Total current assets	5,890,000,000		6,994,200,000
Deferred income taxes			29,900,000
Other long-term assets	760,600,000		742,400,000
Total assets	38,593,100,000		37,739,400,000		38,550,400,000
Current liabilities [Abstract]
Short-term debt	425,900,000
Current portion of long-term debt			899,900,000
Accrued expenses and other current liabilities	2,520,300,000		2,436,800,000
Total current liabilities	8,522,200,000		8,736,900,000
Long-term debt, less current portion	3,977,700,000		3,482,600,000
Other long-term liabilities	1,595,800,000		1,226,500,000
Total liabilities	28,472,900,000		27,848,600,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011; 2.7 billion shares authorized and 384.4 million shares issued and outstanding in 2010) and additional paid-in capital	962,800,000		651,500,000
Retained earnings	10,346,600,000		10,401,900,000
Accumulated other comprehensive loss	(1,189,200,000)		(1,162,600,000)
Total shareholders' equity	10,120,200,000		9,890,800,000		9,503,800,000
Total liabilities and shareholders' equity	38,593,100,000		37,739,400,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	384,400,000
Balance at beginning of period	9,890,800,000		9,503,800,000		8,186,400,000
Cumulative effect of adopting new accounting standard
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Net unrealized gains on securities	203,100,000		114,300,000		619,000,000
Net foreign currency and derivative gains	(6,400,000)		(52,600,000)		34,000,000
Pension and OPEB plans	(223,300,000)		(1,300,000)		59,000,000
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Common shares issued for benefit plans, including tax benefits	311,700,000		181,900,000		119,200,000
Repurchases of common shares (in shares)	(45,100,000)		(52,400,000)		(28,900,000)
Repurchases of common shares	(1,813,000,000)		(1,606,000,000)		(773,000,000)
Dividends declared	(228,400,000)		(16,100,000)		(17,300,000)
Balance at end of period (in shares)	349,700,000		384,400,000
Balance at end of period	10,120,200,000		9,890,800,000		9,503,800,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates	1,400,000		(33,100,000)		(15,700,000)
Stock-based compensation expense	141,400,000		110,400,000		90,700,000
Net realized capital (gains) losses	(167,900,000)		(227,500,000)		(55,000,000)
Net change in other assets and other liabilities	(21,500,000)		309,300,000		(570,400,000)
Net cash provided by operating activities	2,507,800,000		1,412,100,000		2,488,300,000
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments	10,045,600,000		11,966,700,000		10,029,600,000
Cost of investments	(9,998,100,000)		(11,043,400,000)		(11,592,200,000)
Cash used for acquisitions, net of cash acquired	(1,555,700,000)		(100,000)		(75,100,000)
Net cash provided by investing activities	(1,880,200,000)		634,500,000		(1,999,700,000)
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt	(900,000,000)
Net issuance of long-term debt	480,100,000		697,800,000
Net issuance (repayment) of short-term debt	425,900,000		(480,800,000)		266,100,000
Common shares issued under benefit plans	125,500,000		43,200,000		14,800,000
Stock-based compensation tax benefits	38,500,000		22,500,000		5,100,000
Common shares repurchased	(1,813,000,000)		(1,606,000,000)		(773,000,000)
Collateral held on interest rate swaps	(2,000,000)		(41,700,000)		41,700,000
Dividends paid to shareholders	(167,200,000)		(16,100,000)		(17,300,000)
Net cash used for financing activities	(1,815,500,000)		(1,382,600,000)		(464,500,000)
Net (decrease) increase in cash and cash equivalents	(1,187,900,000)		664,000,000		24,100,000
Cash and cash equivalents, beginning of period	1,867,600,000		1,203,600,000		1,179,500,000
Cash and cash equivalents, end of period	679,700,000		1,867,600,000		1,203,600,000
Supplemental Cash Flow Information [Abstract]
Interest paid	254,000,000		243,000,000		244,000,000
Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	384,400,000		430,800,000		456,300,000
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)	10,400,000		6,000,000		3,400,000
Repurchases of common shares (in shares)	(45,100,000)		(52,400,000)		(28,900,000)
Balance at end of period (in shares)	349,700,000		384,400,000		430,800,000
Common Stock Including Additional Paid in Capital [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	962,800,000		651,500,000		470,100,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	651,500,000		470,100,000		351,200,000
Comprehensive income:
Net income
Other comprehensive income:
Net unrealized gains on securities
Net foreign currency and derivative gains
Pension and OPEB plans
Other comprehensive income
Common shares issued for benefit plans, including tax benefits	311,700,000		181,900,000		119,200,000
Repurchases of common shares	(400,000)		(500,000)		(300,000)
Dividends declared
Balance at end of period	962,800,000		651,500,000		470,100,000
Cash flows from operating activities: [Abstract]
Net income
Retained Earnings [Member]
Statements of Income [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Shareholders' equity [Abstract]
Total shareholders' equity	10,346,600,000		10,401,900,000		10,256,700,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	10,401,900,000		10,256,700,000		9,716,500,000
Cumulative effect of adopting new accounting standard					53,700,000
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Net unrealized gains on securities
Net foreign currency and derivative gains
Pension and OPEB plans
Other comprehensive income
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares	(1,812,600,000)		(1,605,500,000)		(772,700,000)
Dividends declared	(228,400,000)		(16,100,000)		(17,300,000)
Balance at end of period	10,346,600,000		10,401,900,000		10,256,700,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Accumulated Other Comprehensive Loss [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	(1,162,600,000)		(1,223,000,000)		(1,881,300,000)
Cumulative effect of adopting new accounting standard					(53,700,000)
Comprehensive income:
Net income
Other comprehensive income:
Net unrealized gains on securities	203,100,000		114,300,000		619,000,000
Net foreign currency and derivative gains	(6,400,000)		(52,600,000)		34,000,000
Pension and OPEB plans	(223,300,000)		(1,300,000)		59,000,000
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares
Dividends declared
Balance at end of period	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Cash flows from operating activities: [Abstract]
Net income
Comprehensive Income [Member]
Statements of Income [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Total comprehensive income	1,959,100,000		1,827,200,000		1,988,500,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Parent Company [Member]
Statements of Income [Abstract]
Net investment income	800,000		1,500,000		2,800,000
Other income	200,000				30,200,000
Net realized capital gains (losses)	400,000		3,000,000		(3,500,000)
Total revenue	1,400,000		4,500,000		29,500,000
Operating expenses	157,800,000		(27,800,000)		95,800,000
Interest expense	246,900,000		254,600,000		243,500,000
Total expenses	404,700,000		226,800,000		339,300,000
Income before income taxes	(403,300,000)		(222,300,000)		(309,800,000)
Income tax benefit	140,100,000		66,600,000		104,700,000
Equity in earnings (losses) of affiliates, net	2,248,900,000	[2]	1,922,500,000	[2]	1,481,600,000	[2]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Amortization of Acquired Intangible Assets	78,500,000		61,900,000		63,200,000
Current assets: [Abstract]
Cash and cash equivalents	37,600,000		479,500,000		75,300,000
Investments	38,700,000		90,000,000
Other receivables			73,100,000
Dividend receivable from affiliate	425,000,000
Income taxes receivable	13,900,000		24,600,000
Deferred income taxes	49,800,000		50,800,000
Other current assets	31,900,000		14,300,000
Total current assets	596,900,000		732,300,000
Investment in affiliates	15,354,400,000	[3]	14,293,300,000	[3]
Deferred income taxes	482,600,000		471,400,000
Other long-term assets	30,000,000		28,100,000
Total assets	16,463,900,000		15,525,100,000
Current liabilities [Abstract]
Short-term debt	425,900,000
Current portion of long-term debt			899,900,000
Accrued expenses and other current liabilities	769,500,000		316,200,000
Total current liabilities	1,195,400,000		1,216,100,000
Long-term debt, less current portion	3,977,700,000		3,482,600,000
Employee benefit liabilities	1,132,200,000		897,100,000
Other long-term liabilities	38,400,000		38,500,000
Total liabilities	6,343,700,000		5,634,300,000
Shareholders' equity [Abstract]
Common stock ($.01 par value; 2.6 billion shares authorized and 349.7 million shares issued and outstanding in 2011; 2.7 billion shares authorized and 384.4 million shares issued and outstanding in 2010) and additional paid-in capital	962,800,000		651,500,000
Retained earnings	10,346,600,000		10,401,900,000
Accumulated other comprehensive loss	(1,189,200,000)		(1,162,600,000)
Total shareholders' equity	10,120,200,000		9,890,800,000		9,503,800,000
Total liabilities and shareholders' equity	16,463,900,000		15,525,100,000
Goodwill and Other Acquired Intangible Assets	7,200,000,000		5,600,000,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	9,890,800,000		9,503,800,000		8,186,400,000
Cumulative effect of adopting new accounting standard
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Net unrealized gains on securities	203,100,000		114,300,000		619,000,000
Net foreign currency and derivative gains	(6,400,000)		(52,600,000)		34,000,000
Pension and OPEB plans	(223,300,000)		(1,300,000)		59,000,000
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Common shares issued for benefit plans, including tax benefits	311,700,000		181,900,000		119,200,000
Repurchases of common shares	(1,813,000,000)		(1,606,000,000)		(773,000,000)
Dividends declared	(228,400,000)		(16,100,000)		(17,300,000)
Balance at end of period	10,120,200,000		9,890,800,000		9,503,800,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Adjustments to reconcile net income to net cash used for operating activities:
Equity in earnings of affiliates	(2,248,900,000)	[2]	(1,922,500,000)	[2]	(1,481,600,000)	[2]
Stock-based compensation expense	141,400,000		110,400,000		90,700,000
Net realized capital (gains) losses	(400,000)		(3,000,000)		3,500,000
Net change in other assets and other liabilities	388,700,000		(165,900,000)		151,000,000
Net cash provided by operating activities	266,500,000		(214,200,000)		40,100,000
Net cash provided by (used for) operating activities [Abstract]
Proceeds from sales and maturities of investments	51,200,000		1,100,000		20,900,000
Cost of investments			(42,200,000)		(1,000,000)
Dividends received from affiliates, net	1,768,700,000		2,040,600,000		444,100,000
Cash used for acquisitions, net of cash acquired	(716,100,000)
Net cash provided by investing activities	1,103,800,000		1,999,500,000		464,000,000
Cash flows from financing activities: [Abstract]
Net repayment of long-term debt	(900,000,000)
Net issuance of long-term debt	480,100,000		697,800,000
Net issuance (repayment) of short-term debt	425,900,000		(480,800,000)		266,100,000
Common shares issued under benefit plans	125,500,000		43,200,000		14,800,000
Stock-based compensation tax benefits	38,500,000		22,500,000		5,100,000
Common shares repurchased	(1,813,000,000)		(1,606,000,000)		(773,000,000)
Collateral held on interest rate swaps	(2,000,000)		(41,700,000)		41,700,000
Dividends paid to shareholders	(167,200,000)		(16,100,000)		(17,300,000)
Net cash used for financing activities	(1,812,200,000)		(1,381,100,000)		(462,600,000)
Net (decrease) increase in cash and cash equivalents	(441,900,000)		404,200,000		41,500,000
Cash and cash equivalents, beginning of period	479,500,000		75,300,000		33,800,000
Cash and cash equivalents, end of period	37,600,000		479,500,000		75,300,000
Supplemental Cash Flow Information [Abstract]
Interest paid	254,000,000		242,900,000		244,400,000
Income taxes refunded	247,600,000		198,500,000		62,900,000
Parent Company [Member] | Common Stock [Member]
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period (in shares)	384,400,000		430,800,000		456,300,000
Other comprehensive income:
Common shares issued for benefit plans, including tax benefits (in shares)	10,400,000		6,000,000		3,400,000
Repurchases of common shares (in shares)	(45,100,000)		(52,400,000)		(28,900,000)
Balance at end of period (in shares)	349,700,000		384,400,000		430,800,000
Parent Company [Member] | Common Stock Including Additional Paid in Capital [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	962,800,000		651,500,000		470,100,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	651,500,000		470,100,000		351,200,000
Comprehensive income:
Net income
Other comprehensive income:
Net unrealized gains on securities
Net foreign currency and derivative gains
Pension and OPEB plans
Other comprehensive income
Common shares issued for benefit plans, including tax benefits	311,700,000		181,900,000		119,200,000
Repurchases of common shares	(400,000)		(500,000)		(300,000)
Dividends declared
Balance at end of period	962,800,000		651,500,000		470,100,000
Cash flows from operating activities: [Abstract]
Net income
Parent Company [Member] | Retained Earnings [Member]
Statements of Income [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Shareholders' equity [Abstract]
Total shareholders' equity	10,346,600,000		10,401,900,000
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	10,401,900,000				9,716,500,000
Cumulative effect of adopting new accounting standard					53,700,000
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Net unrealized gains on securities
Net foreign currency and derivative gains
Pension and OPEB plans
Other comprehensive income
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares	(1,812,600,000)		(1,605,500,000)		(772,700,000)
Dividends declared	(228,400,000)		(16,100,000)		(17,300,000)
Balance at end of period	10,346,600,000		10,401,900,000
Cash flows from operating activities: [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Parent Company [Member] | Accumulated Other Comprehensive Loss [Member]
Statements of Income [Abstract]
Net income
Shareholders' equity [Abstract]
Total shareholders' equity	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Statement of Stockholders' Equity [Abstract]
Balance at beginning of period	(1,162,600,000)		(1,223,000,000)		(1,881,300,000)
Cumulative effect of adopting new accounting standard					(53,700,000)
Comprehensive income:
Net income
Other comprehensive income:
Net unrealized gains on securities	203,100,000		114,300,000		619,000,000
Net foreign currency and derivative gains	(6,400,000)		(52,600,000)		34,000,000
Pension and OPEB plans	(223,300,000)		(1,300,000)		59,000,000
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Common shares issued for benefit plans, including tax benefits
Repurchases of common shares
Dividends declared
Balance at end of period	(1,189,200,000)		(1,162,600,000)		(1,223,000,000)
Cash flows from operating activities: [Abstract]
Net income
Parent Company [Member] | Comprehensive Income [Member]
Statements of Income [Abstract]
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Comprehensive income:
Net income	1,985,700,000		1,766,800,000		1,276,500,000
Other comprehensive income:
Other comprehensive income	(26,600,000)		60,400,000		712,000,000
Total comprehensive income	1,959,100,000		1,827,200,000		1,988,500,000
Cash flows from operating activities: [Abstract]
Net income	$ 1,985,700,000		$ 1,766,800,000		$ 1,276,500,000

[1]	Fees and other revenue include administrative services contract member co-payments and plan sponsor reimbursements related to our mail order and specialty pharmacy operations of $63 million, $83 million and $81 million (net of pharmaceutical and processing costs of $1.3 billion, $1.4 billion and $1.6 billion) for 2011, 2010 and 2009 respectively.
[2]	Includes amortization of other acquired intangible assets after-tax of $78.5 million, $61.9 million and $63.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.
[3]	Includes goodwill and other acquired intangible assets of $7.2 billion and $5.6 billion at December 31, 2011 and 2010, respectively.